SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___                                          [ ]

Post-Effective Amendment No.    51     (File No. 2-57328)                [X]
                             --------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940                                                                     [ ]

Amendment No.    41    (File No. 811-2686)                               [X]
              --------

AXP TAX-EXEMPT SERIES, INC.
200 AXP Financial Center
Minneapolis, Minnesota  55474

Leslie L. Ogg - 901 Marquette Ave., Suite 2810,
Minneapolis, MN 55474
(612) 330-9283

Approximate Date of Proposed Public offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on Jan. 29, 2003 pursuant to  paragraph  (b)
[ ] 60 days after  filing  pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph  (a)(2) of rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AXP(R)
       Intermediate
           Tax-Exempt
                Fund

AXP Intermediate Tax-Exempt Fund seeks to provide shareholders with a high level of current income exempt from federal taxes.

PROSPECTUS
JAN. 29, 2003

Please note that this Fund:

o   is not a bank deposit

o   is not federally insured

o   is not endorsed by any bank or government agency

o   is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
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Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                           3p

Goal                                               3p

Principal Investment Strategies                    3p

Principal Risks                                    4p

Past Performance                                   5p

Fees and Expenses                                  7p

Investment Manager                                 8p

Other Securities and
   Investment Strategies                           9p

Buying and Selling Shares                          9p

Valuing Fund Shares                                9p

Investment Options                                 9p

Purchasing Shares                                 11p

Transactions Through American Express
   Brokerage or Third Parties                     13p

Sales Charges                                     14p

Exchanging/Selling Shares                         17p

Distributions and Taxes                           21p

Financial Highlights                              23p

Appendix                                          26p

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2p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

The Fund

GOAL

AXP Intermediate Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high level of current income exempt from federal taxes. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in bonds and other debt obligations. Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds and in other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. These investments will be (1) rated in the top four grades by Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investors Services, Inc.,
(2) of comparable rating given by other independent rating agencies, or (3) unrated bonds and other debt obligations that are believed by American Express Financial Corporation (AEFC), the Fund's investment manager, to be of investment grade quality. The Fund may invest up to 20% of its net assets in bonds that are unrated or considered lower quality (junk bonds). The Fund may invest up to 20% of its net assets in bonds whose interest is subject to the alternative minimum tax.


The Fund invests in municipal securities that have maturities ranging from two to 15 years and maintains a dollar-weighted average portfolio maturity of between three and ten years.


In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:

o Considering opportunities and risks in municipal obligations given current and expected interest rates.

o   Identifying municipal obligations that:

    o  are high or medium quality,

    o have similar qualities to high or medium quality obligations, in AEFC's opinion, even though they are not rated or have been given a lower rating by a rating agency,

    o  have short- or intermediate-term maturities,

    o  have characteristics better than that of comparable investments.

o Identifying investments that contribute to portfolio diversification. AEFC will weight certain sectors more heavily based on AEFC's expectations for growth and expected market trends.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

    o  The security is overvalued relative to alternative investments.

    o The issuer's credit rating declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell).

    o Political, economic, or other events could affect the issuer's performance.

    o  AEFC expects the issuer to call the security.

    o  AEFC identifies a more attractive opportunity.

    o The issuer or the security continues to meet the other standards described above.

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3p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

During weak or declining markets, the Fund may invest more of its assets in money market securities or certain taxable investments. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objectives. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes. The Fund is not managed with respect to tax efficiency.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Interest Rate Risk


    Credit Risk

    Legal/Legislative Risk

    Call/Prepayment Risk


Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.


Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.


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4p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o   how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

                             CLASS A PERFORMANCE
                          (based on calendar years)

10%

 8%                                                                      +8.63%

 6%                                                       +5.87%
                                   +5.01%
 4%                                        +4.61%                 +4.79%

 2%
                                                  +0.99%
 0%

     1993    1994    1995   1996    1997    1998   1999    2000    2001   2002


During the period shown in the bar chart, the highest return for a calendar quarter was +4.45% (quarter ending September 2002) and the lowest return for a calendar quarter was -0.48% (quarter ending December 2001).


The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in sales charges and fees.


The Fund's Class A year to date return as of Dec. 31, 2002 was +8.63%.


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5p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2002)
                                                                                                        Since            Since
                                                                    1 year           5 years      inception (A,B,Y)  inception (C)
Intermediate Tax-Exempt:
   Class A
     Return before taxes                                             +3.47%           +3.93%            +4.20%(a)          N/A
     Return after taxes on distributions                             +3.42%           +3.99%            +4.19%(a)          N/A
     Return after taxes on distributions
     and sale of fund shares                                         +3.37%           +3.84%            +4.07%(a)          N/A
   Class B
     Return before taxes                                             +3.61%           +3.95%            +4.22%(a)          N/A
   Class C
     Return before taxes                                             +7.82%             N/A               N/A            +6.08%(c)
   Class Y
     Return before taxes                                             +8.88%           +5.05%            +5.14%(a)          N/A
Lehman Brothers Municipal 1-3 Year Bond Index                        +6.72%           +5.33%            +5.48%(b)        +6.84%(d)
Lipper Short/Intermediate Municipal Debt Funds Index                 +6.64%           +4.76%            +4.78%(b)        +6.40%(d)


(a) Inception date was Nov. 13, 1996.

(b) Measurement period started Dec. 1, 1996.

(c) Inception date was June 26, 2000.

(d) Measurement period started July 1, 2000.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees.

After-Tax Returns


After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate (currently 38.6%) and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


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6p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

For purposes of this calculation we assumed:

o   the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o   no sales charge for Class C shares,

o   no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Lehman Brothers Municipal 1-3 Year Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue and pre-refunded bonds that have an approximate maturity of 3 years. The index is frequently used as a general performance measure of tax-exempt bonds with shorter maturities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held by the Fund.

The Lipper Short/Intermediate Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
                                                                    Class A          Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                4.75%(b)           none         none          none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none              5%          1%(c)         none

Annual Fund operating expenses(d) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:   Class A  Class B Class C  Class Y

Management fees                                 0.45%    0.45%   0.45%    0.45%
Distribution (12b-1) fees                       0.25%    1.00%   1.00%    0.00%
Other expenses(e)                               0.27%    0.28%   0.27%    0.45%
Total                                           0.97%    1.73%   1.72%    0.90%
Fee waiver/expense reimbursement                0.09%    0.09%   0.09%    0.09%
Net expenses                                    0.88%    1.64%   1.63%    0.81%


(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."

(b) For Class A purchases over $500,000 on which the sales charge is waived, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) AEFC has agreed to waive certain fees and to absorb expenses from Feb. 1, 2002 through Nov. 30, 2003. Under this agreement, total expenses will not exceed 0.88% for Class A; 1.64% for Class B; 1.63% for Class C and 0.81% for Class Y.


(e) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

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7p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

                1 year       3 years      5 years        10 years

Class A(a)        $561          $761       $  978          $1,605
Class B(b)        $567          $836       $1,031          $1,836(d)
Class B(c)        $167          $536       $  931          $1,836(d)
Class C           $166          $533       $  926          $2,028
Class Y           $ 83          $278       $  491          $1,104


(a)  Includes a 4.75% sales charge.

(b) Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.

(c)  Assumes you did not sell your Class B shares at the end of the period.

(d) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER

David Kerwin became portfolio manager of the Fund in January 2001. He joined AEFC in 1985 as a municipal bond trader. He also serves as portfolio manager of AXP Tax-Free Money Fund, AXP Minnesota Tax-Exempt Fund and New York Tax-Exempt Fund.


The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.45% of the Fund's average daily net assets. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285.


The Fund has received an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. Before the Fund may rely on the order, a majority of the Fund's outstanding voting securities will need to approve operating the Fund in this manner. If shareholder approval is received, the Fund may add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

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8p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments such as money market securities and other short-term tax-exempt securities. Additionally the Fund may invest in derivative instruments such as futures, options, swaps and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

Buying and Selling Shares

VALUING FUND SHARES

The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B, Class C and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open).

Fund shares may be purchased through various third-party organizations, including 401(k) plans, banks, brokers and investment advisers. Where authorized by the Fund, orders will be priced at the NAV next computed after receipt by the organization or their selected agent.

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00% (may be subject to a CDSC).

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

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9p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

Investment options summary

The Fund offers four different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

                Class A          Class B        Class C         Class Y
--------------- ---------------- -------------- --------------- ----------------
Availability    Available to     Available to   Available to    Limited to
                all investors.   all            all investors.  qualifying
                                 investors.                     institutional
                                                                investors.
--------------- ---------------- -------------- --------------- ----------------
Initial Sales   Yes. Payable     No. Entire     No. Entire      No. Entire
Charge          at time of       purchase       purchase        purchase price
                purchase.        price is       price is        is invested in
                Lower sales      invested in    invested in     shares of the
                charge for       shares of      shares of the   Fund.
                larger           the Fund.      Fund.
                investments.
--------------- ---------------- -------------- --------------- ----------------
Deferred Sales  On purchases     Maximum 5%     1% CDSC         None.
Charge          over $500,000,   CDSC during    applies if
                1% CDSC          the first      you sell your
                applies if you   year           shares less
                sell your        decreasing     than one year
                shares less      to 0% after    after
                than one year    six years.     purchase.
                after purchase.
--------------- ---------------- -------------- --------------- ----------------
Distribution    Yes.* 0.25%      Yes.* 1.00%    Yes.* 1.00%     Yes. 0.10%
and/or
Shareholder
Service Fee
--------------- ---------------- -------------- --------------- ----------------
Conversion to   N/A              Yes,           No.             No.
Class A                          automatically
                                 in ninth
                                 calendar
                                 year of
                                 ownership.
--------------- ---------------- -------------- --------------- ----------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares?

If your investments in American Express mutual funds total $250,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.

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10p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

PURCHASING SHARES

To purchase shares through an American Express Brokerage Account or entities other than American Express Financial Advisors Inc., please refer to the American Express Brokerage Web site or consult your selling agent. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).

If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 30% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o   a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o   criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:            Use the Social Security or Employer
                                     Identification number of:
------------------------------------ ----------------------------------------
Individual or joint account          The individual or one of the owners
                                     listed on the joint account
------------------------------------ ----------------------------------------
Custodian account of a minor         The minor
(Uniform Gifts/Transfers to Minors
Act)
------------------------------------ ----------------------------------------
A revocable living trust             The grantor-trustee (the person who puts
                                     the  money  into the trust)
------------------------------------ ----------------------------------------
An irrevocable trust, pension        The legal entity (not the personal
trust or estate                      representative or trustee, unless no
                                     legal entity is designated in the
                                     account title)
------------------------------------ ----------------------------------------
Sole proprietorship                  The owner
------------------------------------ ----------------------------------------
Partnership                          The partnership
------------------------------------ ----------------------------------------
Corporate                            The corporation
------------------------------------ ----------------------------------------
Association, club or tax-exempt      The organization
organization
------------------------------------ ----------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (www.irs.gov).

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Three ways to invest

1 By mail

Once your account has been established, send your check with the account number on it to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:        $2,000
Additional investments:    $100
Account balances:          $300

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

2 By scheduled investment plan

Contact your financial advisor for assistance in setting up one of the following scheduled plans:

o   automatic payroll deduction,

o   bank authorization,

o   direct deposit of Social Security check, or

o   other plan approved by the Fund.

Minimum amounts
Initial investment:        $100
Additional investments:    $100 per payment
Account balances:          none (on a scheduled investment plan with
                           monthly payments)

If your account balance is below $2,000, you must make payments at least monthly.

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12p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

3 By wire or electronic funds transfer

If you have an established account, you may wire money to:

Wells Fargo Bank Minnesota, N.A.
Minneapolis, MN 55479
Routing Transit No. 091000019

Give these instructions:

Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please be sure to include all 10 digits of the American Express Financial Advisors account number, including the zeros.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment: $1,000

TRANSACTIONS THROUGH AMERICAN EXPRESS BROKERAGE OR THIRD PARTIES

You may buy or sell shares through American Express Brokerage, certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through American Express Brokerage or third parties or to determine if there are policy differences, please consult the American Express Brokerage Web site or your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

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13p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                      Sales charge as percentage of:
Total market value         Public offering price*        Net amount invested
Up to $49,999                      4.75%                        4.99%
$50,000-$99,999                    4.50                         4.71
$100,000-$249,999                  3.75                         3.90
$250,000-$499,999                  2.50                         2.56
$500,000-$999,999                  2.00**                       2.04**
$1,000,000 or more                 0.00                         0.00

  * Offering price includes the sales charge.


 ** The sales charge will be waived until further notice.


The sales charge on Class A shares may be lower than 4.75%, based on the combined market value of:

o   your current investment in this Fund,

o   your previous investment in this Fund, and

o investments you and your primary household group have made in other American Express mutual funds that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.

Other Class A sales charge policies

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest more than $50,000 over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

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14p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.


o shareholders who have at least $1 million in American Express mutual funds. Until further notice, the sales charge does not apply to shareholders who have at least $500,000 in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged. During that year, the CDSC will be waived only in the circumstances described for waivers for Class B and Class C shares.


o purchases made within 90 days after a sale of shares (up to the amount sold):

    o of American Express mutual funds in a qualified plan subject to a deferred sales charge, or

    o in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

    Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o   purchases made:

    o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

    o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

    o  within the University of Texas System ORP,

    o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

    o  within the University of Massachusetts After-Tax Savings Program, or

    o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

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15p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:                 The CDSC percentage rate is:
First year                                                   5%
Second year                                                  4%
Third year                                                   4%
Fourth year                                                  3%
Fifth year                                                   2%
Sixth year                                                   1%
Seventh year                                                 0%

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3-1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o   in the event of the shareholder's death,

o   held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

    o  at least 59-1/2 years old AND

    o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

    o selling under an approved substantially equal periodic payment arrangement.

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16p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

EXCHANGING/SELLING SHARES

Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

The Fund does not permit market-timing. Do not invest in the Fund if you are a market timer.

Excessive trading (market-timing) or other abusive short-term trading practices may disrupt portfolio management strategies, harm performance and increase fund expenses.

To prevent abuse or adverse effects on the Fund and its shareholders, AECSC and the Fund reserve the right to reject any purchase orders, including exchanges, limit the amount, modify or discontinue the exchange privilege, or charge a fee to any investor we believe has a history of abusive trading or whose trading, in our judgement has been disruptive to the Fund. For example, we may exercise these rights if exchanges are too numerous or too large.

Other exchange policies:

o   Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o   Once we receive your exchange request, you cannot cancel it.

o   Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

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17p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

Selling Shares

You can sell your shares at any time. The payment will be mailed within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

To sell or exchange shares held through an American Express Brokerage Account or with entities other than American Express Financial Advisors, please consult your selling agent. The following section explains how you can exchange or sell shares held with American Express Financial Advisors.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.

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18p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

Two ways to request an exchange or sale of shares

1 By letter

Include in your letter:

o   the name of the fund(s),

o   the class of shares to be exchanged or sold,

o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),

o   your Social Security number or Employer Identification number,

o   the dollar amount or number of shares you want to exchange or sell,

o signature(s) of registered account owner(s) (All signatures may be required. Contact AECSC for more information.),

o   for sales, indicate how you want your money delivered to you, and

o   any paper certificates of shares you hold.

Regular or express mail:
American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

2 By telephone

American Express Client Service Corporation
Telephone Transaction Service
(800) 437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o   Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100
Maximum sale amount:       $100,000

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19p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

Four ways to receive payment when you sell shares

1 By regular or express mail

o   Mailed to the address on record.

o   Payable to names listed on the account.

o The express mail delivery charges you pay will vary depending on the courier you select.

2 By electronic funds transfer (EFT or ACH)

o   Minimum redemption: $100.

o   Funds are deposited electronically into your bank account.

o   No charge.

o Bank account must be in the same ownership as the American Express mutual fund account.

o   Allow two to five business days from request to deposit.

o Pre-authorization required. For instructions, contact your financial advisor or AECSC.

3 By wire

o   Minimum redemption: $1,000.

o   Funds are wired electronically into your bank account.

o   Applicable wire charges will vary depending on service provided.

o Bank account must be in the same ownership as the American Express mutual fund account.

o   Allow one to two business days from request to deposit for domestic wires.

o Pre-authorization required. For instructions, contact your financial advisor or AECSC.

4 By scheduled payout plan

o   Minimum payment: $50.

o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

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20p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o   you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

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21p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

TAXES

Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from capital gain distributions and other income earned are not exempt from federal income taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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22p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

Financial Highlights


Class A
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $5.19        $5.04        $5.02        $5.14        $5.09
Income from investment operations:
Net investment income (loss)                                        .16          .18          .19          .19          .19
Net gains (losses) (both realized and unrealized)                   .12          .15          .02         (.12)         .05
Total from investment operations                                    .28          .33          .21          .07          .24
Less distributions:
Dividends from net investment income                               (.17)        (.18)        (.19)        (.19)        (.19)
Distributions from realized gains                                  (.01)          --           --           --           --
Total distributions                                                (.18)        (.18)        (.19)        (.19)        (.19)
Net asset value, end of period                                    $5.29        $5.19        $5.04        $5.02        $5.14

Ratios/supplemental data
Net assets, end of period (in millions)                             $91          $50          $31          $29          $21
Ratio of expenses to average daily net assets(c)                   .89%(e)     1.02%         .99%         .90%(e)      .92%(e)
Ratio of net investment income (loss)
to average daily net assets                                       3.13%        3.45%        3.72%        3.78%        3.76%
Portfolio turnover rate (excluding short-term securities)           52%          75%          77%           9%           7%
Total return(i)                                                   5.45%        6.60%        4.22%        1.44%        4.85%

Class B
Per share income and capital changes(a)
Fiscal period ended Nov 30,                                        2002         2001         2000         1999         1998
Net asset value, beginning of period                              $5.19        $5.03        $5.02        $5.14        $5.09
Income from investment operations:
Net investment income (loss)                                        .12          .14          .15          .15          .15
Net gains (losses) (both realized and unrealized)                   .12          .16          .01         (.12)         .05
Total from investment operations                                    .24          .30          .16          .03          .20
Less distributions:
Dividends from net investment income                               (.13)        (.14)        (.15)        (.15)        (.15)
Distributions from realized gains                                  (.01)          --           --           --           --
Total distributions                                                (.14)        (.14)        (.15)        (.15)        (.15)
Net asset value, end of period                                    $5.29        $5.19        $5.03        $5.02        $5.14

Ratios/supplemental data
Net assets, end of period (in millions)                             $20          $12           $9           $9           $7
Ratio of expenses to average daily net assets(c)                  1.64%(f)     1.78%        1.75%        1.65%(f)     1.67%(f)
Ratio of net investment income (loss)
to average daily net assets                                       2.38%        2.69%        2.90%        3.02%        3.01%
Portfolio turnover rate (excluding short-term securities)           52%          75%          77%           9%           7%
Total return(i)                                                   4.66%        6.01%        3.23%         .69%        4.07%

See accompanying notes to financial highlights.


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23p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

Class C
Per share income and capital changes(a)
Fiscal period ended Nov 30,                                        2002         2001      2000(b)
Net asset value, beginning of period                              $5.18        $5.03        $5.00
Income from investment operations:
Net investment income (loss)                                        .12          .14          .06
Net gains (losses) (both realized and unrealized)                   .13          .15          .03
Total from investment operations                                    .25          .29          .09
Less distributions:
Dividends from net investment income                               (.13)        (.14)        (.06)
Distributions from realized gains                                  (.01)          --           --
Total distributions                                                (.14)        (.14)        (.06)
Net asset value, end of period                                    $5.29        $5.18        $5.03

Ratios/supplemental data
Net assets, end of period (in millions)                              $8           $1          $--
Ratio of expenses to average daily net assets(c)                  1.64%(g)     1.77%        1.75%(d)
Ratio of net investment income (loss)
to average daily net assets                                       2.35%        2.66%        3.34%(d)
Portfolio turnover rate (excluding short-term securities)           52%          75%          77%
Total return(i)                                                   4.86%        5.82%        1.96%(j)

Class Y
Per share income and capital changes(a)
Fiscal period ended Nov 30,                                        2002         2001         2000         1999         1998
Net asset value, beginning of period                              $5.16        $5.02        $5.01        $5.13        $5.09
Income from investment operations:
Net investment income (loss)                                        .17          .19          .20          .21          .19
Net gains (losses) (both realized and unrealized)                   .12          .14          .01         (.12)         .05
Total from investment operations                                    .29          .33          .21          .09          .24
Less distributions:
Dividends from net investment income                               (.18)        (.19)        (.20)        (.21)        (.20)
Distributions from realized gains                                  (.01)          --           --           --           --
Total distributions                                                (.19)        (.19)        (.20)        (.21)        (.20)
Net asset value, end of period                                    $5.26        $5.16        $5.02        $5.01        $5.13

Ratios/supplemental data
Net assets, end of period (in millions)                             $--          $--          $--          $--          $--
Ratio of expenses to average daily net assets(c)                   .81%(h)      .95%         .92%         .80%(h)      .78%(h)
Ratio of net investment income (loss)
to average daily net assets                                       3.26%        3.49%        3.76%        4.03%        3.83%
Portfolio turnover rate (excluding short-term securities)           52%          75%          77%           9%           7%
Total return(i)                                                   5.67%        6.62%        4.24%        1.59%        4.78%

See accompanying notes to financial highlights.



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24p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

Notes to financial highlights


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.97%, 1.02% and 0.96% for the periods ended 2002, 1999 and 1998, respectively.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.73%, 1.78% and 1.71% for the periods ended 2002, 1999 and 1998, respectively.

(g) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.72% for the period ended 2002.

(h) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 0.90%, 0.94% and 0.88% for the periods ended 2002, 1999 and 1998, respectively.

(i)  Total return does not reflect payment of a sales charge.

(j)  Not annualized.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.


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25p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

Appendix


2003 Federal tax-exempt and taxable equivalent yield calculation


These tables will help you determine your federal taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.

Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your federal Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjustable gross income is $175,000.

Under Taxable Income married filing jointly status, $138,000 is in the $114,650-$174,700 range. Under Adjusted Gross Income, $175,000 is in the $139,500 to $209,250 column. The Taxable Income line and Adjusted Gross Income column meet at 30.90%. This is the rate you'll use in Step 2.

                                          Adjusted gross income*
Taxable income**             $0         $139,500      $209,250
                             to            to            to           Over
                         $139,500(1)   $209,250(2)   $331,750(3)   $331,750(2)
Married Filing Jointly
$      0-  $ 12,000        10.00%
  12,000-    47,450        15.00
  47,450-   114,650        27.00         27.81%
 114,650-   174,700        30.00         30.90         32.36%
 174,700-   311,950        35.00         36.05         37.76         36.05%
 311,950+                  38.60                       41.64***      39.76

                                          Adjusted gross income*
Taxable income**             $0         $139,500
                             to            to           Over
                         $139,500(1)   $262,000(3)   $262,000(2)
Single
$      0-  $  6,000        10.00%
   6,000-    28,400        15.00
  28,400-    68,800        27.00
  68,800-   143,500        30.00         31.63%
 143,500-   311,950        35.00         36.90         36.05%
 311,950+                  38.60                       39.76

   * Gross income with certain adjustments before taking itemized deductions and personal exemptions.

  ** Amount subject to federal income tax after itemized deductions (or standard deduction) and personal exemptions.

 *** This rate is applicable only in the limited case where your adjusted gross income is less than $331,750 and your taxable income exceeds $311,950.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.

(2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no current phase-out of personal exemptions.

(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out.


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26p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

If these assumptions do not apply to you, it will be necessary to construct your own personalized Tax equivalency table.

STEP 2: Determining your federal taxable yield equivalents.

Using 30.90%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 5.79% yield.

                                  For these Tax-Exempt Rates:
              2.00%  2.50%   3.00%   3.50%  4.00%   4.50%   5.00%   5.50%  6.00%
Marginal
Tax Rates     Equal the Taxable Rates shown below:
10.00%        2.22   2.78    3.33    3.89   4.44    5.00    5.56    6.11   6.67
15.00%        2.35   2.94    3.53    4.12   4.71    5.29    5.88    6.47   7.06
27.00%        2.74   3.42    4.11    4.79   5.48    6.16    6.85    7.53   8.22
27.81%        2.77   3.46    4.16    4.85   5.54    6.23    6.93    7.62   8.31
30.00%        2.86   3.57    4.29    5.00   5.71    6.43    7.14    7.86   8.57
30.90%        2.89   3.62    4.34    5.07   5.79    6.51    7.24    7.96   8.68
31.63%        2.93   3.66    4.39    5.12   5.85    6.58    7.31    8.04   8.78
32.36%        2.96   3.70    4.44    5.17   5.91    6.65    7.39    8.13   8.87
35.00%        3.08   3.85    4.62    5.38   6.15    6.92    7.69    8.46   9.23
36.05%        3.13   3.91    4.69    5.47   6.25    7.04    7.82    8.60   9.38
36.90%        3.17   3.96    4.75    5.55   6.34    7.13    7.92    8.72   9.51
37.76%        3.21   4.02    4.82    5.62   6.43    7.23    8.03    8.84   9.64
38.60%        3.26   4.07    4.89    5.70   6.51    7.33    8.14    8.96   9.77
39.76%        3.32   4.15    4.98    5.81   6.64    7.47    8.30    9.13   9.96
41.64%        3.43   4.28    5.14    6.00   6.85    7.71    8.57    9.42  10.28


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27p -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 PROSPECTUS

--------------------------------------------------------------------------------
(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
--------------------------------------------------------------------------------

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Web site address:
americanexpress.com

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-2686

Ticker Symbol
Class A: INFAX    Class B: --
Class C: --       Class Y: --

                                                              S-6355-99 K (1/03)

AXP(R)
       Tax-Exempt
           Bond
                Fund

AXP Tax-Exempt Bond Fund seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investments.

PROSPECTUS
JAN. 29, 2003

Please note that this Fund:

o   is not a bank deposit

o   is not federally insured

o   is not endorsed by any bank or government agency

o   is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
--------------------------------------------------------------------------------

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                           3p

Goal                                               3p

Principal Investment Strategies                    3p

Principal Risks                                    4p

Past Performance                                   5p

Fees and Expenses                                  7p

Investment Manager                                 8p

Other Securities and
   Investment Strategies                           9p

Buying and Selling Shares                          9p

Valuing Fund Shares                                9p

Investment Options                                 9p

Purchasing Shares                                 11p

Transactions Through American Express
   Brokerage or Third Parties                     13p

Sales Charges                                     14p

Exchanging/Selling Shares                         17p

Distributions and Taxes                           21p

Financial Highlights                              23p

Appendix                                          26p

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2p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

The Fund

GOAL

AXP Tax-Exempt Bond Fund (the Fund) seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investments. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in bonds and other debt obligations. Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds and other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. Investments will be (1) rated in the top four grades by Moody's Investors Service, Inc., Standard & Poor's Corporation, or Fitch Investors Services, Inc.,
(2) of comparable rating given by other independent rating agencies, or (3) unrated bonds and other debt obligations that are believed by American Express Financial Corporation (AEFC), the Fund's investment manager, to be of investment grade quality. The Fund does not intend to invest in debt obligations the interest from which is subject to the alternative minimum tax.

The selection of high and medium quality obligations that are tax-exempt is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal AEFC chooses debt obligations by:

o Considering opportunities and risks in municipal obligations given current and expected interest rates.

o   Identifying municipal bonds that:

    o  are high or medium quality,

    o have similar qualities to high or medium quality municipal bonds in AEFC's opinion, even though they are not rated or have been given a lower rating by a rating agency,


    o  have intermediate- or long-term maturities, and


    o  have characteristics better than that of comparable bonds.

o Identifying investments that contribute to portfolio diversification. AEFC will weight certain sectors more heavily based on AEFC's expectations for growth and for expected market trends.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

    o  The security is overvalued relative to alternative investments.

    o The issuer's credit rating declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell).

    o Political, economic, or other events could affect the issuer's performance.

    o  AEFC expects the issuer to call the security.

    o  AEFC identifies a more attractive opportunity.

    o The issuer or the security continues to meet the other standards described above.

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3p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

During weak or declining markets, the Fund may invest more of its assets in money market securities or certain taxable investments. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objectives. During these times AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes. The Fund is not managed with respect to tax efficiency.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Interest Rate Risk


    Credit Risk

    Legal/Legislative Risk

    Call/Prepayment Risk


Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note).


Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.


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4p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the chart below, and

o   how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

(bar chart)
                              CLASS A PERFORMANCE
                           (based on calendar years)
  20%
                      +18.78%
  15%
      +12.93%                                               +12.63%
  10%
                                     +9.95%                               +8.00%
   5%                                        +5.58%
                                                                    +3.84%
   0%
                             +1.99%
  -5%                                               -4.43%
              +7.37%
 -10%

       1993    1994    1995   1996    1997    1998   1999    2000    2001   2002


During the period shown in the bar chart, the highest return for a calendar quarter was +7.63% (quarter ending March 1995) and the lowest return for a calendar quarter was -6.89% (quarter ending March 1994).


The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in sales charges and fees.


The Fund's Class A year to date return as of Dec. 31, 2002 was +8.00%.


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5p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2002)
                                                                                                        Since            Since
                                                  1 year           5 years          10 years       inception (B&Y)   inception (C)
Tax-Exempt Bond:
   Class A
     Return before taxes                             +2.87%          +3.95%           +5.40%              N/A               N/A
     Return after taxes on distributions             +2.71%          +3.92%           +5.29%              N/A               N/A
     Return after taxes on distributions
     and sale of fund shares                         +3.52%          +4.08%           +5.28%              N/A               N/A
   Class B
     Return before taxes                             +3.19%          +4.01%             N/A             +5.31%(a)           N/A
   Class C
     Return before taxes                             +7.19%            N/A              N/A               N/A             +7.36%(c)
   Class Y
     Return before taxes                             +8.10%          +5.10%             N/A             +6.24%(a)           N/A
Lehman Brothers Municipal Bond Index                 +9.60%          +6.06%           +6.71%            +6.91%(b)         +8.69%(d)
Lipper General Municipal Debt Funds Index            +8.63%          +4.96%           +5.99%            +6.09%(b)         +7.86%(d)


(a) Inception date was March 20, 1995.

(b) Measurement period started April 1, 1995.

(c) Inception date was June 26, 2000.

(d) Measurement period started July 1, 2000.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses.

After-Tax Returns


After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate (currently 38.6%) and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


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6p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

For purposes of this calculation we assumed:

o   the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o   no sales charge for Class C shares,

o   no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper General Municipal Debt Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                                             Class A    Class B    Class C    Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                         4.75%(b)     none       none       none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)       none        5%        1%(c)      none

Annual Fund operating expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:   Class A  Class B Class C  Class Y

Management fees                                 0.45%    0.45%   0.45%    0.45%
Distribution (12b-1) fees                       0.25%    1.00%   1.00%    0.00%
Other expenses(d)                               0.11%    0.12%   0.12%    0.21%
Total                                           0.81%    1.57%   1.57%    0.66%


(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."

(b) For Class A purchases over $500,000 on which the sales charge is waived, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.

(d) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

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7p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

                1 year       3 years      5 years        10 years

Class A(a)        $554          $722         $904          $1,433
Class B(b)        $560          $796         $956          $1,667(d)
Class B(c)        $160          $496         $856          $1,667(d)
Class C           $160          $496         $856          $1,872
Class Y           $ 67          $211         $368          $  826


(a)  Includes a 4.75% sales charge.

(b) Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.

(c)  Assumes you did not sell your Class B shares at the end of the period.

(d) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER

Terry Seierstad, senior portfolio manager, joined AEFC in 1982. He has managed this Fund since 1993. He is portfolio manager of AXP Massachusetts Tax-Exempt Fund, AXP Ohio Tax-Exempt Fund and AXP Insured Tax-Exempt Fund. He also manages the investments for IDS Property Casualty Company.


The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.45% of the Fund's average daily net assets. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285.


The Fund has received an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. Before the Fund may rely on the order, a majority of the Fund's outstanding voting securities will need to approve operating the Fund in this manner. If shareholder approval is received, the Fund may add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

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8p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities and other short-term tax-exempt securities. Additionally, the Fund may utilize derivative instruments such as futures, options, swaps and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

Buying and Selling Shares

VALUING FUND SHARES

The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B, Class C and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open).

Fund shares may be purchased through various third-party organizations, including 401(k) plans, banks, brokers and investment advisers. Where authorized by the Fund, orders will be priced at the NAV next computed after receipt by the organization or their selected agent.

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00% (may be subject to a CDSC).

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

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9p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

Investment options summary

The Fund offers four different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

                Class A          Class B        Class C         Class Y
--------------- ---------------- -------------- --------------- ----------------
Availability    Available to     Available to   Available to    Limited to
                all investors.   all            all investors.  qualifying
                                 investors.                     institutional
                                                                investors.
--------------- ---------------- -------------- --------------- ----------------
Initial Sales   Yes. Payable     No. Entire     No. Entire      No. Entire
Charge          at time of       purchase       purchase        purchase price
                purchase.        price is       price is        is invested in
                Lower sales      invested in    invested in     shares of the
                charge for       shares of      shares of the   Fund.
                larger           the Fund.      Fund.
                investments.
--------------- ---------------- -------------- --------------- ----------------
Deferred Sales  On purchases     Maximum 5%     1% CDSC         None.
Charge          over $500,000,   CDSC during    applies if
                1% CDSC          the first      you sell your
                applies if you   year           shares less
                sell your        decreasing     than one year
                shares less      to 0% after    after
                than one year    six years.     purchase.
                after purchase.
--------------- ---------------- -------------- --------------- ----------------
Distribution    Yes.* 0.25%      Yes.* 1.00%    Yes.* 1.00%     Yes. 0.10%
and/or
Shareholder
Service Fee
--------------- ---------------- -------------- --------------- ----------------
Conversion to   N/A              Yes,           No.             No.
Class A                          automatically
                                 in ninth
                                 calendar
                                 year of
                                 ownership.
--------------- ---------------- -------------- --------------- ----------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares?

If your investments in American Express mutual funds total $250,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.

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10p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

PURCHASING SHARES

To purchase shares through an American Express Brokerage Account or entities other than American Express Financial Advisors Inc., please refer to the American Express Brokerage Web site or consult your selling agent. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).

If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 30% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o   a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o   criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:            Use the Social Security or Employer
                                     Identification number of:
------------------------------------ ----------------------------------------
Individual or joint account          The individual or one of the owners
                                     listed on the joint account
------------------------------------ ----------------------------------------
Custodian account of a minor         The minor
(Uniform Gifts/Transfers to Minors
Act)
------------------------------------ ----------------------------------------
A revocable living trust             The grantor-trustee (the person who puts
                                     the  money  into the trust)
------------------------------------ ----------------------------------------
An irrevocable trust, pension        The legal entity (not the personal
trust or estate                      representative or trustee, unless no
                                     legal entity is designated in the
                                     account title)
------------------------------------ ----------------------------------------
Sole proprietorship                  The owner
------------------------------------ ----------------------------------------
Partnership                          The partnership
------------------------------------ ----------------------------------------
Corporate                            The corporation
------------------------------------ ----------------------------------------
Association, club or tax-exempt      The organization
organization
------------------------------------ ----------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (www.irs.gov).

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11p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

Three ways to invest

1 By mail

Once your account has been established, send your check with the account number on it to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:        $2,000
Additional investments:    $100
Account balances:          $300

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

2 By scheduled investment plan

Contact your financial advisor for assistance in setting up one of the following scheduled plans:

o   automatic payroll deduction,

o   bank authorization,

o   direct deposit of Social Security check, or

o   other plan approved by the Fund.

Minimum amounts
Initial investment:        $100
Additional investments:    $100 per payment
Account balances:          none (on a scheduled investment plan with
                           monthly payments)

If your account balance is below $2,000, you must make payments at least monthly.

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12p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

3 By wire or electronic funds transfer

If you have an established account, you may wire money to:

Wells Fargo Bank Minnesota, N.A.
Minneapolis, MN 55479
Routing Transit No. 091000019

Give these instructions:

Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please be sure to include all 10 digits of the American Express Financial Advisors account number, including the zeros.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment: $1,000

TRANSACTIONS THROUGH AMERICAN EXPRESS BROKERAGE OR THIRD PARTIES

You may buy or sell shares through American Express Brokerage, certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through American Express Brokerage or third parties or to determine if there are policy differences, please consult the American Express Brokerage Web site or your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

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13p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                      Sales charge as percentage of:
Total market value         Public offering price*        Net amount invested
Up to $49,999                      4.75%                        4.99%
$50,000-$99,999                    4.50                         4.71
$100,000-$249,999                  3.75                         3.90
$250,000-$499,999                  2.50                         2.56
$500,000-$999,999                  2.00**                       2.04**
$1,000,000 or more                 0.00                         0.00

  * Offering price includes the sales charge.


 ** The sales charge will be waived until further notice.


The sales charge on Class A shares may be lower than 4.75%, based on the combined market value of:

o   your current investment in this Fund,

o   your previous investment in this Fund, and

o investments you and your primary household group have made in other American Express mutual funds that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.

Other Class A sales charge policies

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest more than $50,000 over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

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14p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.


o shareholders who have at least $1 million in American Express mutual funds. Until further notice, the sales charge does not apply to shareholders who have at least $500,000 in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged. During that year, the CDSC will be waived only in the circumstances described for waivers for Class B and Class C shares.


o purchases made within 90 days after a sale of shares (up to the amount sold):

    o of American Express mutual funds in a qualified plan subject to a deferred sales charge, or

    o in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

    Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o   purchases made:

    o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

    o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

    o  within the University of Texas System ORP,

    o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

    o  within the University of Massachusetts After-Tax Savings Program, or

    o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

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15p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:                 The CDSC percentage rate is:
First year                                                   5%
Second year                                                  4%
Third year                                                   4%
Fourth year                                                  3%
Fifth year                                                   2%
Sixth year                                                   1%
Seventh year                                                 0%

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3-1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o   in the event of the shareholder's death,

o   held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

    o  at least 59-1/2 years old AND

    o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

    o selling under an approved substantially equal periodic payment arrangement.

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16p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

EXCHANGING/SELLING SHARES

Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

The Fund does not permit market-timing. Do not invest in the Fund if you are a market timer.

Excessive trading (market-timing) or other abusive short-term trading practices may disrupt portfolio management strategies, harm performance and increase fund expenses.

To prevent abuse or adverse effects on the Fund and its shareholders, AECSC and the Fund reserve the right to reject any purchase orders, including exchanges, limit the amount, modify or discontinue the exchange privilege, or charge a fee to any investor we believe has a history of abusive trading or whose trading, in our judgement has been disruptive to the Fund. For example, we may exercise these rights if exchanges are too numerous or too large.

Other exchange policies:

o   Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o   Once we receive your exchange request, you cannot cancel it.

o   Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

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17p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

Selling Shares

You can sell your shares at any time. The payment will be mailed within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

To sell or exchange shares held through an American Express Brokerage Account or with entities other than American Express Financial Advisors, please consult your selling agent. The following section explains how you can exchange or sell shares held with American Express Financial Advisors.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.

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18p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

Two ways to request an exchange or sale of shares

1 By letter

Include in your letter:

o   the name of the fund(s),

o   the class of shares to be exchanged or sold,

o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),

o   your Social Security number or Employer Identification number,

o   the dollar amount or number of shares you want to exchange or sell,

o signature(s) of registered account owner(s) (All signatures may be required. Contact AECSC for more information.),

o   for sales, indicate how you want your money delivered to you, and

o   any paper certificates of shares you hold.

Regular or express mail:
American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

2 By telephone

American Express Client Service Corporation
Telephone Transaction Service
(800) 437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100
Maximum sale amount:       $100,000

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19p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

Four ways to receive payment when you sell shares

1 By regular or express mail

o   Mailed to the address on record.

o   Payable to names listed on the account.

o The express mail delivery charges you pay will vary depending on the courier you select.

2 By electronic funds transfer (EFT or ACH)

o   Minimum redemption: $100.

o   Funds are deposited electronically into your bank account.

o   No charge.

o Bank account must be in the same ownership as the American Express mutual fund account.

o   Allow two to five business days from request to deposit.

o Pre-authorization required. For instructions, contact your financial advisor or AECSC.

3 By wire

o   Minimum redemption: $1,000.

o   Funds are wired electronically into your bank account.

o   Applicable wire charges will vary depending on service provided.

o Bank account must be in the same ownership as the American Express mutual fund account.

o   Allow one to two business days from request to deposit for domestic wires.

o Pre-authorization required. For instructions, contact your financial advisor or AECSC.

4 By scheduled payout plan

o   Minimum payment: $50.

o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

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20p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o   you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

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21p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

TAXES

Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from capital gain distributions and other income earned are not exempt from federal income taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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22p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

Financial Highlights


Class A
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $4.05        $3.93        $3.84        $4.18        $4.11
Income from investment operations:
Net investment income (loss)                                        .17          .19          .20          .21          .21
Net gains (losses) (both realized and unrealized)                    --          .12          .09         (.34)         .07
Total from investment operations                                    .17          .31          .29         (.13)         .28
Less distributions:
Dividends from net investment income                               (.17)        (.19)        (.20)        (.21)        (.21)
Net asset value, end of period                                    $4.05        $4.05        $3.93        $3.84        $4.18

Ratios/supplemental data
Net assets, end of period (in millions)                            $828         $866         $811         $877         $984
Ratio of expenses to average daily net assets(c)                   .81%         .81%         .82%         .77%         .73%
Ratio of net investment income (loss)
to average daily net assets                                       4.23%        4.54%        5.31%        5.17%        4.96%
Portfolio turnover rate (excluding short-term securities)          102%          53%          28%          45%          18%
Total return(e)                                                   4.30%        7.88%        7.89%       (3.22%)       6.96%

Class B
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $4.05        $3.93        $3.84        $4.18        $4.11
Income from investment operations:
Net investment income (loss)                                        .15          .16          .17          .18          .18
Net gains (losses) (both realized and unrealized)                    --          .12          .09         (.34)         .07
Total from investment operations                                    .15          .28          .26         (.16)         .25
Less distributions:
Dividends from net investment income                               (.14)        (.16)        (.17)        (.18)        (.18)
Net asset value, end of period                                    $4.06        $4.05        $3.93        $3.84        $4.18

Ratios/supplemental data
Net assets, end of period (in millions)                             $60          $53          $37          $39          $35
Ratio of expenses to average daily net assets(c)                  1.57%        1.57%        1.57%        1.53%        1.48%
Ratio of net investment income (loss)
to average daily net assets                                       3.47%        3.77%        4.55%        4.41%        4.21%
Portfolio turnover rate (excluding short-term securities)          102%          53%          28%          45%          18%
Total return(e)                                                   3.77%        7.07%        7.08%       (3.97%)       6.18%

See accompanying notes to financial highlights.


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23p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

Class C
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                       2002         2001      2000(b)
Net asset value, beginning of period                              $4.06        $3.93        $3.82
Income from investment operations:
Net investment income (loss)                                        .14          .16          .07
Net gains (losses) (both realized and unrealized)                    --          .13          .11
Total from investment operations                                    .14          .29          .18
Less distributions:
Dividends from net investment income                               (.14)        (.16)        (.07)
Net asset value, end of period                                    $4.06        $4.06        $3.93

Ratios/supplemental data
Net assets, end of period (in millions)                              $6           $4          $--
Ratio of expenses to average daily net assets(c)                  1.57%        1.57%        1.57%(d)
Ratio of net investment income (loss)
to average daily net assets                                       3.39%        3.62%        5.37%(d)
Portfolio turnover rate (excluding short-term securities)          102%          53%          28%
Total return(e)                                                   3.52%        7.35%        4.89%(f)

Class Y
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $4.06        $3.93        $3.83        $4.18        $4.11
Income from investment operations:
Net investment income (loss)                                        .18          .19          .21          .21          .21
Net gains (losses) (both realized and unrealized)                    --          .13          .10         (.35)         .07
Total from investment operations                                    .18          .32          .31         (.14)         .28
Less distributions:
Dividends from net investment income                               (.18)        (.19)        (.21)        (.21)        (.21)
Net asset value, end of period                                    $4.06        $4.06        $3.93        $3.83        $4.18

Ratios/supplemental data
Net assets, end of period (in millions)                             $--          $--          $--          $--          $--
Ratio of expenses to average daily net assets(c)                   .66%         .66%         .66%         .67%         .63%
Ratio of net investment income (loss)
to average daily net assets                                       4.32%        4.72%        5.46%        5.21%        5.05%
Portfolio turnover rate (excluding short-term securities)          102%          53%          28%          45%          18%
Total return(e)                                                   4.40%        8.28%        8.33%       (3.32%)       7.06%

See accompanying notes to financial highlights.


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24p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.


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25p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

Appendix

2003 Federal tax-exempt and taxable equivalent yield calculation

These tables will help you determine your federal taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.

Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your federal Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjustable gross income is $175,000.

Under Taxable Income married filing jointly status, $138,000 is in the $114,650-$174,700 range. Under Adjusted Gross Income, $175,000 is in the $139,500 to $209,250 column. The Taxable Income line and Adjusted Gross Income column meet at 30.90%. This is the rate you'll use in Step 2.

                                          Adjusted gross income*
Taxable income**             $0         $139,500       $209,250
                             to            to             to         Over
                         $139,500(1)   $209,250(2)    $331,750(3) $331,750(2)
Married Filing Jointly
$      0-  $ 12,000        10.00%
  12,000-    47,450        15.00
  47,450-   114,650        27.00         27.81%
 114,650-   174,700        30.00         30.90          32.36%
 174,700-   311,950        35.00         36.05          37.76       36.05%
 311,950+                  38.60                        41.64***    39.76

                                          Adjusted gross income*
Taxable income**             $0         $139,500
                             to            to            Over
                         $139,500(1)   $262,000(3)    $262,000(2)
Single
$      0-  $  6,000        10.00%
   6,000-    28,400        15.00
  28,400-    68,800        27.00
  68,800-   143,500        30.00         31.63%
 143,500-   311,950        35.00         36.90          36.05%
 311,950+                  38.60                        39.76

   * Gross income with certain adjustments before taking itemized deductions and personal exemptions.

  ** Amount subject to federal income tax after itemized deductions (or standard deduction) and personal exemptions.

 *** This rate is applicable only in the limited case where your adjusted gross income is less than $331,750 and your taxable income exceeds $311,950.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.

(2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no current phase-out of personal exemptions.

(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out.


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26p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

If these assumptions do not apply to you, it will be necessary to construct your own personalized Tax equivalency table.

STEP 2: Determining your federal taxable yield equivalents.

Using 30.90%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 5.79% yield.

                                  For these Tax-Exempt Rates:
              2.00%  2.50%   3.00%   3.50%  4.00%   4.50%   5.00%   5.50%  6.00%
Marginal
Tax Rates     Equal the Taxable Rates shown below:
10.00%        2.22   2.78    3.33    3.89   4.44    5.00    5.56    6.11   6.67
15.00%        2.35   2.94    3.53    4.12   4.71    5.29    5.88    6.47   7.06
27.00%        2.74   3.42    4.11    4.79   5.48    6.16    6.85    7.53   8.22
27.81%        2.77   3.46    4.16    4.85   5.54    6.23    6.93    7.62   8.31
30.00%        2.86   3.57    4.29    5.00   5.71    6.43    7.14    7.86   8.57
30.90%        2.89   3.62    4.34    5.07   5.79    6.51    7.24    7.96   8.68
31.63%        2.93   3.66    4.39    5.12   5.85    6.58    7.31    8.04   8.78
32.36%        2.96   3.70    4.44    5.17   5.91    6.65    7.39    8.13   8.87
35.00%        3.08   3.85    4.62    5.38   6.15    6.92    7.69    8.46   9.23
36.05%        3.13   3.91    4.69    5.47   6.25    7.04    7.82    8.60   9.38
36.90%        3.17   3.96    4.75    5.55   6.34    7.13    7.92    8.72   9.51
37.76%        3.21   4.02    4.82    5.62   6.43    7.23    8.03    8.84   9.64
38.60%        3.26   4.07    4.89    5.70   6.51    7.33    8.14    8.96   9.77
39.76%        3.32   4.15    4.98    5.81   6.64    7.47    8.30    9.13   9.96
41.64%        3.43   4.28    5.14    6.00   6.85    7.71    8.57    9.42  10.28


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27p -- AXP TAX-EXEMPT BOND FUND -- 2002 PROSPECTUS

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(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
--------------------------------------------------------------------------------

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Web site address:
americanexpress.com

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-2686

Ticker Symbol
Class A: INTAX    Class B: ITEBX
Class C: --       Class Y: --

                                                              S-6310-99 X (1/03)

                         AXP(R) TAX-EXEMPT SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                  AXP(R) INTERMEDIATE TAX-EXEMPT FUND (the Fund)

                                  JAN. 29, 2003

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling
(800) 862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                         p.  3

Fundamental Investment Policies                               p.  4

Investment Strategies and Types of Investments                p.  5

Information Regarding Risks and Investment Strategies         p.  6


Security Transactions                                         p. 20

Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                     p. 21

Performance Information                                       p. 22

Valuing Fund Shares                                           p. 24

Investing in the Fund                                         p. 25

Selling Shares                                                p. 27

Pay-out Plans                                                 p. 27

Taxes                                                         p. 28

Agreements                                                    p. 29

Organizational Information                                    p. 31

Board Members and Officers                                    p. 35

Principal Holders of Securities                               p. 38

Independent Auditors                                          p. 38

Appendix: Description of Ratings                              p. 39


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2 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Mutual Fund Checklist

[X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

[X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

[X]    A higher rate of return typically involves a higher risk of loss.

[X]    Past performance is not a reliable indicator of future performance.

[X]    ALL mutual funds have costs that lower investment return.

[X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

[X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                       Market price                 Shares
investment                     of a share                 acquired

  $100                          $ 6.00                      16.7
   100                            4.00                      25.0
   100                            4.00                      25.0
   100                            6.00                      16.7
   100                            5.00                      20.0
  $500                          $25.00                     103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

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3 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax. For purposes of the 80% policy, the Fund will not include any investments subject to the alternative minimum tax.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation. For purposes of this policy, the terms of a municipal security determine the issuer.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o   Lend Fund securities in excess of 30% of its net assets.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

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4 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments Allowable for the Fund?

Agency and Government Securities                              yes
Borrowing                                                     yes
Cash/Money Market Instruments                                 yes
Collateralized Bond Obligations                               yes
Commercial Paper                                              yes
Common Stock                                                   no
Convertible Securities                                        yes
Corporate Bonds                                               yes
Debt Obligations                                              yes
Depositary Receipts                                            no

Derivative Instruments (including Options and Futures)        yes

Foreign Currency Transactions                                 yes
Foreign Securities                                            yes
High-Yield (High-Risk) Securities (Junk Bonds)                yes
Illiquid and Restricted Securities                            yes
Indexed Securities                                            yes
Inverse Floaters                                              yes
Investment Companies                                          yes
Lending of Portfolio Securities                               yes
Loan Participations                                           yes
Mortgage- and Asset-Backed Securities                         yes
Mortgage Dollar Rolls                                         yes
Municipal Obligations                                         yes
Preferred Stock                                                no
Real Estate Investment Trusts                                 yes
Repurchase Agreements                                         yes
Reverse Repurchase Agreements                                 yes
Short Sales                                                    no
Sovereign Debt                                                yes
Structured Products                                           yes
Swaps                                                         yes

Swap Agreements - Interest Rate                               yes

Variable- or Floating-Rate Securities                         yes
Warrants                                                      yes

When-Issued Securities and Forward Commitments                yes

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities          yes

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5 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

The following are guidelines that may be changed by the board at any time:

o At least 80% of the Fund's net assets will be invested in bonds and other debt securities rated in the top four grades by Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investors Service, Inc. or be of comparable rating given by other independent rating agencies or in unrated bonds or other debt securities which, in the investment manager's opinion, are of investment grade quality.

o A portion of the Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20% of its net assets in these bonds, the Fund will limit its investments in these bonds to 20% of its net assets.

o The Fund may invest more than 25% of its total net assets in a particular segment of the municipal securities market or in securities relating to a particular state. Such markets may include electric revenue bonds, hospital bonds, housing bonds, industrial bonds, airport bonds, or in securities the interest on which is paid from revenues of a similar type of project. The Fund also may invest more than 25% of its total assets in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

o The Fund may invest 20% of its assets in bonds rated or considered below investment grade (less than BBB/Baa).

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions where, in the opinion of the investment manager, appropriate short-term tax-exempt securities are not available, the Fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes.

o The Fund will not buy on margin or sell short, except the Fund may use derivative instruments.

o The Fund will not invest in voting securities or securities of investment companies.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Company Risk

The prospects for a company may vary because of a variety of factors, including the success of the company, disappointing earnings, or changes in the competitive environment. As a result, the success of the companies in which the Fund invests will affect the Fund's performance.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

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6 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

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7 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

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8 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

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9 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

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10 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

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11 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.


Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contracts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If the Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.


Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the

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12 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. The value of an investor's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, an investor may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments. Many funds utilize diverse types of derivative instruments in connection with their foreign currency exchange transactions.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

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The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

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Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

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Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

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General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.


Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.



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Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.


Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

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19 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

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20 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $0 for fiscal year ended Nov. 30, 2002, $0 for fiscal year 2001, and $0 for fiscal year 2000. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rate was 52% in the most recent fiscal year, and 75% in the year before.

Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation


Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.



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21 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Performance Information

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:         P = a hypothetical initial payment of $1,000

               T = average annual total return

               n = number of years

             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                     -------
                                        P

where:         P = a hypothetical initial payment of $1,000

             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

ANNUALIZED YIELD

The Fund may calculate an annualized yield for a class by dividing the net investment income per share deemed earned during a 30-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                           Yield = 2[(a - b + 1)(to the power of 6) - 1]
                                      -----
                                       cd

where:         a = dividends and interest earned during the period

               b = expenses accrued for the period (net of reimbursements)

               c = the average daily number of shares outstanding during the period that were entitled to receive dividends

               d = the maximum offering price per share on the last day of the period


The Fund's annualized yield was 2.48% for Class A, 1.84% for Class B, 1.84% for Class C and 2.73% for Class Y for the 30-day period ended Nov. 30, 2002.


DISTRIBUTION YIELD

Distribution yield is calculated according to the following formula:

                           D divided by POP(to the power of F) equals DY
                         ----           ------
                          30              30

where:         D = sum of dividends for 30-day period

             POP = sum of public offering price for 30-day period

               F = annualizing factor

              DY = distribution yield


The Fund's distribution yield was 2.82% for Class A, 2.22% for Class B, 2.21% for Class C and 3.16% for Class Y for the 30-day period ended Nov. 30, 2002.


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22 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

TAX-EQUIVALENT YIELD

Tax-equivalent yield is calculated by dividing that portion of the yield (as calculated above) which is tax-exempt by one minus a stated income tax rate and adding the result to that portion, if any, of the yield that is not tax-exempt. The following table shows the fund's tax equivalent yield, based on federal but not state tax rates, for the 30-day period ended Nov. 30, 2002.


    Marginal
   income tax               Tax-equivalent yield          Annualized
     bracket                    distribution                 yield

Class A
     10.0%                         3.13%                     2.76%
     15.0%                         3.32%                     2.92%
     27.0%                         3.86%                     3.40%
     30.0%                         4.03%                     3.54%
     35.0%                         4.34%                     3.82%
     38.6%                         4.59%                     4.04%

Class B
     10.0%                         2.47%                     2.04%
     15.0%                         2.61%                     2.16%
     27.0%                         3.04%                     2.52%
     30.0%                         3.17%                     2.63%
     35.0%                         3.42%                     2.83%
     38.6%                         3.62%                     3.00%

Class C
     10.0%                         2.46%                     2.04%
     15.0%                         2.60%                     2.16%
     27.0%                         3.03%                     2.52%
     30.0%                         3.16%                     2.63%
     35.0%                         3.40%                     2.83%
     38.6%                         3.60%                     3.00%

Class Y
     10.0%                         3.51%                     3.03%
     15.0%                         3.72%                     3.21%
     27.0%                         4.33%                     3.74%
     30.0%                         4.51%                     3.90%
     35.0%                         4.86%                     4.20%
     38.6%                         5.15%                     4.45%


In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

Ibbotson Associates provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios.

The Fund may quote various measures of volatility in advertising. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark.

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23 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

The Distributor may provide information designed to help individuals understand their investment goals and explore various financial strategies. Materials may include discussions of asset allocation, retirement investing, brokerage products and services, model portfolios, saving for college or other goals, and charitable giving.

Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:


           Net assets             Shares outstanding         Net asset value of one share
Class A   $90,925,225  divided by      17,177,245     equals       $5.29
Class B    20,450,747                   3,864,129                   5.29
Class C     8,365,359                   1,581,332                   5.29
Class Y         1,277                         243                   5.26


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

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24 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Investing in the Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined by dividing the NAV of one share, $5.29, by 0.9525 (1.00 - 0.0475) for a maximum 4.75% sales charge for a public offering price of $5.55. The sales charge is paid to the Distributor by the person buying the shares.


Class A -- Calculation of the Sales Charge

Sales charges are determined as follows:

                                     Sales charge as a percentage of:
Total market value         Public offering price       Net amount invested
Up to $49,999                     4.75%                      4.99%
$50,000-$99,999                   4.50                       4.71
$100,000-$249,999                 3.75                       3.90
$250,000-$499,999                 2.50                       2.56
$500,000-$999,999                 2.00*                      2.04*
$1,000,000 or more                0.00                       0.00


* The sales charge will be waived until further notice.


The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59-1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge
                                       Number of participants
Total plan assets                  1-99                    100 or more
Less than $1 million                4%                         0%
$1 million or more                  0%                         0%

Class A -- Reducing the Sales Charge

The market value of your investments in the Fund determines your sales charge. For example, suppose you have made an investment that now has a value of $20,000 and you later decide to invest $40,000 more. The value of your investments would be $60,000. As a result, your $40,000 investment qualifies for the lower 4.50% sales charge that applies to investments of more than $50,000 and up to $100,000. If you qualify for a reduced sales charge and purchase shares through different channels (for example, in a brokerage account and also directly from the Fund), you must inform the Distributor of your total holdings when placing any purchase orders.

Class A -- Letter of Intent (LOI)

If you intend to invest more than $50,000 over a period of time, you can reduce the sales charge in Class A by filing a LOI and committing to invest a certain amount. The agreement can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the home office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of

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25 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

American Express mutual funds other than Class A; purchases in American Express mutual funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares in an American Express brokerage account or through a third party, you must inform the Distributor about the LOI when placing any purchase orders during the period of the LOI.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o   Qualified employee benefit plans* if the plan:

    o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

       o  at least $10 million in plan assets or

       o  500 or more participants; or

    o  does not use daily transfer recordkeeping and has

       o  at least $3 million invested in American Express mutual funds or

       o  500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments -- monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

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26 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

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27 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Taxes


If you buy shares in the Fund and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

For example

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 4.75%, you pay $47.50 in sales load. With a NAV of $9.525 per share, the value of your investment is $952.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.525, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $47.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $147.50 gain ($1,100.00 - $952.50). You can include the $47.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 4.75% ($95) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.


Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains may apply to sales of precious metals, if any, owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Nov. 30 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

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28 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)                        Annual rate at each asset level
First $1.0                                           0.450%
Next   1.0                                           0.425
Next   1.0                                           0.400
Next   3.0                                           0.375
Over   6.0                                           0.350


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.450% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

The management fee is paid monthly. Under the agreement, the total amount paid was $381,710 for fiscal year 2002, $225,559 for fiscal year 2001, and $199,912 for fiscal year 2000.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits and expenses reimbursed by AEFC, paid by the Fund were $78,153 for fiscal year 2002, $113,045 for fiscal year 2001, and $71,945 for fiscal year 2000.


Basis for board approving the investment advisory contract

Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement and Subadvisory Agreements (where applicable) based on:

o tangible steps AEFC has taken to improve the competitive ranking and consistency of the investment performance of the Fund, including changes in leadership, portfolio managers, compensation structures, and the implementation of management practices,

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o consistent effort to provide a management structure that imposes disciplines that ensure adherence to stated management style and expected risk characteristics,

o additional time needed to evaluate the efficacy of the new AEFC management structure that has produced improved performance results in the short term,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds based on a report prepared by Lipper Inc., and

o   reasonable level of AEFC's profitability from its mutual fund operations.

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29 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                        Annual rate at each asset level
First $1.0                                           0.040%
Next   1.0                                           0.035
Next   1.0                                           0.030
Next   3.0                                           0.025
Over   6.0                                           0.020


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.040% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $33,380 for fiscal year 2002, $20,245 for fiscal year 2001, and $17,168 for fiscal year 2000.


Third parties with which AEFC contracts to provide services for the Fund or its shareholders may pay a fee to AEFC to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the Fund.

TRANSFER AGENCY AGREEMENT

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19.50 per year, for Class B is $20.50 per year, for Class C is $20 per year and for Class Y is $17.50 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT

American Express Financial Advisors Inc. is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis.


Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $366,668 for fiscal year 2002. After paying commissions to personal financial advisors, and other expenses, the amount retained was $(44,162). The amounts were $170,375 and $21,498 for fiscal year 2001, and $152,559 and $23,724 for fiscal year 2000.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material change to expenses charged under the Class A plan.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.

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30 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $164,084 for Class A shares, $153,491 for Class B shares and $38,404 for Class C shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


CUSTODIAN AGREEMENT

The Fund's securities and cash are held by U.S. Bank National  Association,  180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

AMERICAN EXPRESS FINANCIAL CORPORATION

AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $66 billion for the American Express Funds, AEFC manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life Insurance Company. Total assets owned and managed as of the end of the most recent fiscal year were more than $199 billion.

The Distributor serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,100 financial advisors.


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31 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                                 Date of             Form of        State of     Fiscal
Fund                                                          organization        organization    organization  year end Diversified
AXP(R) California Tax-Exempt Trust                                    4/7/86    Business Trust(2)        MA        6/30
     AXP(R) California Tax-Exempt Fund                                                                                          No

AXP(R) Dimensions Series, Inc.(4)                           2/20/68, 6/13/86(1)    Corporation        NV/MN        7/31
     AXP(R) Growth Dimensions Fund                                                                                             Yes
     AXP(R) New Dimensions Fund                                                                                                Yes

AXP(R) Discovery Series, Inc.(4)                            4/29/81, 6/13/86(1)    Corporation        NV/MN        7/31
     AXP(R) Discovery Fund                                                                                                     Yes

AXP(R) Equity Series, Inc.(4)                               3/18/57, 6/13/86(1)    Corporation        NV/MN       11/30
     AXP(R) Equity Select Fund                                                                                                 Yes

AXP(R) Fixed Income Series, Inc.(4)                         6/27/74, 6/31/86(1)    Corporation        NV/MN        8/31
     AXP(R) Bond Fund                                                                                                          Yes

AXP(R) Global Series, Inc.                                          10/28/88       Corporation           MN       10/31
     AXP(R) Emerging Markets Fund                                                                                              Yes
     AXP(R) Global Balanced Fund                                                                                               Yes
     AXP(R) Global Bond Fund                                                                                                    No
     AXP(R) Global Growth Fund                                                                                                 Yes
     AXP(R) Global Technology Fund(3)                                                                                           No

AXP(R) Government Income Series, Inc.(4)                             3/12/85       Corporation           MN        5/31
     AXP(R) Federal Income Fund                                                                                                Yes
     AXP(R) U.S. Government Mortgage Fund                                                                                      Yes

AXP(R) Growth Series, Inc.                                  5/21/70, 6/13/86(1)    Corporation        NV/MN        7/31
     AXP(R) Growth Fund                                                                                                        Yes
     AXP(R) Large Cap Equity Fund                                                                                              Yes
     AXP(R) Large Cap Value Fund                                                                                               Yes
     AXP(R) Research Opportunities Fund                                                                                        Yes

AXP(R) High Yield Income Series, Inc.(4)                             8/17/83       Corporation           MN        5/31
     AXP(R) Extra Income Fund                                                                                                  Yes

AXP(R) High Yield Tax-Exempt Series, Inc.(4)               12/21/78, 6/13/86(1)    Corporation        NV/MN       11/30
     AXP(R) High Yield Tax-Exempt Fund                                                                                         Yes

AXP(R) Income Series, Inc.(4)                               2/10/45, 6/13/86(1)    Corporation        NV/MN        5/31
     AXP(R) Selective Fund                                                                                                     Yes

AXP(R) International Series, Inc.(4)                                 7/18/84       Corporation           MN       10/31
     AXP(R) European Equity Fund                                                                                                No
     AXP(R) International Fund                                                                                                 Yes

AXP(R) Investment Series, Inc.                              1/18/40, 6/13/86(1)    Corporation        NV/MN        9/30
     AXP(R) Diversified Equity Income Fund                                                                                     Yes
     AXP(R) Mid Cap Value Fund                                                                                                 Yes
     AXP(R) Mutual                                                                                                             Yes

AXP(R) Managed Series, Inc.                                          10/9/84       Corporation           MN        9/30
     AXP(R) Managed Allocation Fund                                                                                            Yes

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32 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                                 Date of            Form of        State of     Fiscal
Fund                                                          organization       organization    organization  year end  Diversified
AXP(R) Market Advantage Series, Inc.                                 8/25/89       Corporation           MN        1/31
     AXP(R) Blue Chip Advantage Fund                                                                                           Yes
     AXP(R) Mid Cap Index Fund                                                                                                  No

     AXP(R) S&P 500 Index Fund                                                                                                  No

     AXP(R) Small Company Index Fund                                                                                           Yes


AXP(R) Money Market Series, Inc.                            8/22/75, 6/13/86(1)    Corporation        NV/MN        7/31

     AXP(R) Cash Management Fund                                                                                               Yes

AXP(R) Partners Series, Inc.                                         3/20/01       Corporation           MN        5/31
     AXP(R) Partners Fundamental Value Fund                                                                                    Yes
     AXP(R) Partners Select Value Fund                                                                                         Yes
     AXP(R) Partners Small Cap Core Fund                                                                                       Yes
     AXP(R) Partners Small Cap Value Fund                                                                                       No
     AXP(R) Partners Value Fund                                                                                                Yes

AXP(R) Partners International Series, Inc.                            5/9/01       Corporation           MN       10/31
     AXP(R) Partners International Aggressive Growth Fund                                                                      Yes
     AXP(R) Partners International Core Fund                                                                                   Yes
     AXP(R) Partners International Select Value Fund                                                                           Yes
     AXP(R) Partners International Small Cap Fund                                                                              Yes

AXP(R) Progressive Series, Inc.(4)                          4/23/68, 6/13/86(1)    Corporation        NV/MN        9/30
     AXP(R) Progressive Fund                                                                                                   Yes

AXP(R) Sector Series, Inc.(3),(4)                                    3/25/88       Corporation           MN        6/30
     AXP(R) Utilities Fund                                                                                                     Yes

AXP(R) Selected Series, Inc.(4)                                      10/5/84       Corporation           MN        3/31
     AXP(R) Precious Metals Fund                                                                                                No

AXP(R) Special Tax-Exempt Series Trust                                4/7/86    Business Trust(2)        MA        6/30
     AXP(R) Insured Tax-Exempt Fund                                                                                            Yes
     AXP(R) Massachusetts Tax-Exempt Fund                                                                                       No
     AXP(R) Michigan Tax-Exempt Fund                                                                                            No
     AXP(R) Minnesota Tax-Exempt Fund                                                                                           No
     AXP(R) New York Tax-Exempt Fund                                                                                            No
     AXP(R) Ohio Tax-Exempt Fund                                                                                                No

AXP(R) Stock Series, Inc.(4)                                2/10/45, 6/13/86(1)    Corporation        NV/MN        9/30
     AXP(R) Stock Fund                                                                                                         Yes

AXP(R) Strategy Series, Inc.                                         1/24/84       Corporation           MN        3/31
     AXP(R) Equity Value Fund                                                                                                  Yes
     AXP(R) Focused Growth Fund(3)                                                                                              No
     AXP(R) Partners Small Cap Growth Fund(3)                                                                                  Yes
     AXP(R) Small Cap Advantage Fund                                                                                           Yes
     AXP(R) Strategy Aggressive Fund                                                                                           Yes

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33 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                                 Date of            Form of       State of      Fiscal
Fund                                                          organization       organization   organization   year end  Diversified
AXP(R) Tax-Exempt Series, Inc.                              9/30/76, 6/13/86(1)    Corporation        NV/MN       11/30
     AXP(R) Intermediate Tax-Exempt Fund                                                                                       Yes
     AXP(R) Tax-Exempt Bond Fund                                                                                               Yes

AXP(R) Tax-Free Money Series, Inc.(4)                       2/29/80, 6/13/86(1)    Corporation        NV/MN       12/31
     AXP(R) Tax-Free Money Fund                                                                                                Yes

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective Feb. 7, 2002, AXP(R) Focus 20 Fund changed its name to AXP(R) Focused Growth Fund, AXP(R) Innovations Fund changed its name to AXP(R) Global Technology Fund, AXP(R) Small Cap Growth Fund changed its name to AXP(R) Partners Small Cap Growth Fund and AXP(R) Utilities Income Fund, Inc. created a series, AXP(R) Utilities Fund.


(4) Effective Nov. 13, 2002, AXP(R) Bond Fund, Inc. changed its name to AXP(R) Fixed Income Series, Inc. and created a series, AXP(R) Bond Fund, AXP(R) Discovery Fund, Inc. changed its name to AXP(R) Discovery Series, Inc. and created a series, AXP(R) Discovery Fund, AXP(R) Equity Select Fund, Inc. changed its name to AXP(R) Equity Series, Inc. and created a series, AXP(R) Equity Select Fund, AXP(R) Extra Income Fund, Inc. changed its name to AXP(R) High Yield Income Series, Inc. and created a series, AXP(R) Extra Income Fund, AXP(R) Federal Income Fund, Inc. changed its name to AXP(R) Government Income Series, Inc., AXP(R) High Yield Tax-Exempt Fund, Inc. changed its name to AXP(R) High Yield Tax-Exempt Series, Inc. and created a series, AXP(R) High Yield Tax-Exempt Fund, AXP(R) International Fund, Inc. changed its name to AXP(R) International Series, Inc., AXP(R) New Dimensions Fund, Inc. changed its name to AXP(R) Dimensions Series, Inc., AXP(R) Precious Metals Fund, Inc. changed its name to AXP(R) Selected Series, Inc. and created a series, AXP(R) Precious Metals Fund, AXP(R) Progressive Fund, Inc. changed its name to AXP(R) Progressive Series, Inc. and created a series, AXP(R) Progressive Fund, AXP(R) Selective Fund, Inc. changed its name to AXP(R) Income Series, Inc. and created a series, AXP(R) Selective Fund, AXP(R) Stock Fund, Inc. changed its name to AXP(R) Stock Series, Inc. and created a series, AXP(R) Stock Fund, AXP(R) Tax-Free Money Fund, Inc. changed its name to AXP(R) Tax-Free Money Series, Inc. and created a series, AXP(R) Tax-Free Money Fund, and AXP(R) Utilities Income Fund, Inc. changed its name to AXP(R) Sector Series, Inc.


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34 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 77 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.


Independent Board Members


Name,                              Position held with     Principal occupation     Other directorships  Committee memberships
Address,                           Fund and length of     during past five years
Age                                service
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Arne H. Carlson                    Board member since     Chair, Board Services                         Joint Audit,
901 S. Marquette Ave.              1999                   Corporation (provides                         Contracts,
Minneapolis, MN 55402                                     administrative                                Executive,
Born in 1934                                              services to boards).                          Investment Review,
                                                          Former Governor of                            Board Effectiveness
                                                          Minnesota
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Philip J. Carroll, Jr.             Board member since     Retired Chairman and     Scottish Power
901 S. Marquette Ave.              2002                   CEO, Fluor Corporation   PLC, Vulcan
Minneapolis, MN 55402                                     (engineering and         Materials Company,
Born in 1937                                              construction) since      Inc. (construction
                                                          1998. Former President
                                                          materials/chemicals)
                                                          and CEO, Shell Oil
                                                          Company
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Livio D. DeSimone                  Board member since     Retired Chair of the     Cargill,             Joint Audit,
30 Seventh Street East             2001                   Board and Chief          Incorporated         Contracts
Suite 3050                                                Executive Officer,       (commodity
St. Paul, MN 55101-4901                                   Minnesota Mining and     merchants and
Born in 1936                                              Manufacturing (3M)       processors),
                                                                                   General Mills,
                                                                                   Inc. (consumer
                                                                                   foods), Vulcan
                                                                                   Materials Company
                                                                                   (construction
                                                                                   materials/chemicals),
                                                                                   Milliken & Company
                                                                                   (textiles and
                                                                                   chemicals), and
                                                                                   Nexia
                                                                                   Biotechnologies,
                                                                                   Inc.
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Ira D. Hall                        Board member since     Private investor;        Imagistics           Contracts,
183 Long Close Road                2001                   formerly with Texaco     International,       Investment Review
Stamford, CT 06902                                        Inc., Treasurer,         Inc. (office
Born in 1944                                              1999-2001 and General    equipment),
                                                          Manager, Alliance        Reynolds &
                                                          Management Operations,   Reynolds Company
                                                          1998-1999. Prior to      (information
                                                          that, Director,          services), TECO
                                                          International            Energy, Inc.
                                                          Operations IBM Corp.     (energy holding
                                                                                   company), The
                                                                                   Williams
                                                                                   Companies, Inc.
                                                                                   (energy
                                                                                   distribution
                                                                                   company)
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Heinz F. Hutter*                   Board member since     Retired President and                         Board Effectiveness,
P.O. Box 2187                      1994                   Chief Operating                               Executive,
Minneapolis, MN 55402                                     Officer, Cargill,                             Investment Review
Born in 1929                                              Incorporated
                                                          (commodity merchants
                                                          and processors)
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Anne P. Jones                      Board member since     Attorney and Consultant  Motorola, Inc.       Joint Audit, Board
5716 Bent Branch Rd.               1985                                            (electronics)        Effectiveness,
Bethesda, MD 20816                                                                                      Executive
Born in 1935
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Stephen R. Lewis, Jr.**            Board member since     Retired President and    Valmont              Contracts,
901 S. Marquette Ave.              2002                   Professor of             Industries, Inc.     Investment Review
Minneapolis, MN 55402                                     Economics, Carleton      (manufactures
Born in 1939                                              College                  irrigation systems)
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Alan G. Quasha                     Board member since     President, Quadrant      Compagnie            Joint Audit,
720 Fifth Avenue                   2002                   Management, Inc.         Financiere           Investment Review
New York, NY 10019                                        (management of private   Richemont AG
Born in 1949                                              equities)                (luxury goods)
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Alan K. Simpson                    Board member since     Former three-term        Biogen, Inc.         Joint Audit,
1201 Sunshine Ave.                 1997                   United States Senator    (biopharmaceuticals) Contracts
Cody, WY 82414                                            for Wyoming
Born in 1931
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Alison Taunton-Rigby               Board member since     President, Forester      Synaptic
901 S. Marquette Ave.              2002                   Biotech since 2000.      Pharmaceuticals
Minneapolis, MN 55402                                     Former President and     Corporation
Born in 1944                                              CEO, Aquila
                                                          Biopharmaceuticals,
                                                          Inc.
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------

  * Interested person of AXP Partners International Aggressive Growth Fund by reason of being security holder of J P Morgan Chase & Co., parent company of American Century Investment Management, L.P., one of the fund's subadvisers.

 ** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Liberty Wanger Asset Management, L.P., one of the fund's subadvisers.


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35 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND


Board Members Affiliated with AEFC***


Name,                              Position held with     Principal occupation     Other directorships  Committee memberships
address,                           Fund and length of     during past five years
age                                service
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Barbara H. Fraser                  Board member since     Executive Vice
1546 AXP Financial Center          2002                   President - AEFA
Minneapolis, MN 55474                                     Products and Corporate
Born in 1949                                              Marketing of AEFC
                                                          since 2002. President
                                                          - Travelers Check
                                                          Group, American
                                                          Express Company,
                                                          2001-2002. Management
                                                          Consultant, Reuters,
                                                          2000-2001. Managing
                                                          Director -
                                                          International
                                                          Investments, Citibank
                                                          Global, 1999-2000.
                                                          Chairman and CEO,
                                                          Citicorp Investment
                                                          Services and Citigroup
                                                          Insurance Group, U.S.,
                                                          1998-1999. Head of
                                                          Marketing and
                                                          Strategic Planning -
                                                          Investment Products
                                                          and Distribution,
                                                          Citibank Global,
                                                          1995-1998
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Stephen W. Roszell                 Board member since     Senior Vice President
50238 AXP Financial Center         2002; Vice President   - Institutional Group
Minneapolis, MN 55474              since 2002             of AEFC
Born in 1949
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
William F. Truscott                Board member since     Senior Vice President
53600 AXP Financial Center         2001, Vice President   - Chief Investment
Minneapolis, MN 55474              since 2002             Officer of AEFC since
Born in 1960                                              2001. Former Chief
                                                          Investment Officer and
                                                          Managing Director,
                                                          Zurich Scudder
                                                          Investments
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------


*** Interested person by reason of being an officer, director and/or employee of AEFC.


The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name,                              Position held with     Principal occupation     Other directorships  Committee memberships
address,                           Fund and length of     during past five years
age                                service
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Jeffrey P. Fox                     Treasurer since 2002   Vice President -
50005 AXP Financial Center                                Investment Accounting,
Minneapolis, MN 55474                                     AEFC, since 2002; Vice
Born in 1955                                              President - Finance,
                                                          American Express
                                                          Company, 2000-2002;
                                                          Vice President -
                                                          Corporate Controller,
                                                          AEFC, 1996-2000
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Paula R. Meyer                     President since 2002   Senior Vice President
596 AXP Financial Center                                  and General Manager -
Minneapolis, MN 55474                                     Mutual Funds, AEFC,
Born in 1954                                              since 2002; Vice
                                                          President and Managing
                                                          Director - American
                                                          Express Funds, AEFC,
                                                          2000-2002; Vice
                                                          President, AEFC,
                                                          1998-2000; President -
                                                          Piper Capital
                                                          Management 1997-1998
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Leslie L. Ogg                      Vice President,        President of Board
901 S. Marquette Ave.              General Counsel, and   Services Corporation
Minneapolis, MN 55402              Secretary since 1978
Born in 1938
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------

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36 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held three meetings during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held five meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held four meetings during the last fiscal year.


BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.


Dollar range of equity securities beneficially owned on Dec. 31, 2001

Based on net asset values as of Dec. 31, 2001

                                                    Aggregate dollar range of
                             Dollar range of        equity securities of all
                            equity securities        American Express Funds
                               in the Fund          overseen by Board Member
-----------------------------------------------------------------------------
                                  Range                       Range
Arne H. Carlson                   none                  $50,001-$100,000
Livio D. DeSimone                 none                    over $100,000
Ira D. Hall                       none                    over $100,000
Heinz F. Hutter                   none                    over $100,000
Anne P. Jones                     none                    over $100,000
Alan K. Simpson                   none                    over $100,000



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37 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund board, for attending up to 30 meetings, received the following compensation:


Compensation Table

                                                    Total cash compensation from
                                Aggregate            American Express Funds and
Board member*          compensation from the Fund   Preferred Master Trust Group

Livio D. DeSimone               $1,000                      $130,808
Ira D. Hall                      1,050                       135,258
Heinz F. Hutter                  1,207                       148,558
Anne P. Jones                    1,257                       153,408
Stephen R. Lewis, Jr.              742                       104,908
Alan G. Quasha                     717                        92,208
Alan K. Simpson                    950                       126,608


* Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


Principal Holders of Securities

As of 30 days prior to the date of this SAI, Michael R. Oldham and Gina M. Oldham, Bellevue, WA held 5.23% of Fund Class C shares.

Independent Auditors


The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

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38 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Appendix

DESCRIPTION OF RATINGS

Standard & Poor's Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o   Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

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39 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

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40 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3   Speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

    Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics:
    (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's & S&P's

Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

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41 -- AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

                                                              S-6355-20 K (1/03)

                         AXP(R) TAX-EXEMPT SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                      AXP(R) TAX-EXEMPT BOND FUND (the Fund)

                                  JAN. 29, 2003

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling
(800) 862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                         p.  3

Fundamental Investment Policies                               p.  4

Investment Strategies and Types of Investments                p.  5

Information Regarding Risks and Investment Strategies         p.  6

Security Transactions                                         p. 20

Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                     p. 21

Performance Information                                       p. 22

Valuing Fund Shares                                           p. 24

Investing in the Fund                                         p. 25

Selling Shares                                                p. 27

Pay-out Plans                                                 p. 27


Taxes                                                         p. 28


Agreements                                                    p. 29

Organizational Information                                    p. 31

Board Members and Officers                                    p. 35


Principal Holders of Securities                               p. 38


Independent Auditors                                          p. 38

Appendix: Description of Ratings                              p. 39

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2 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Mutual Fund Checklist

[X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

[X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

[X]    A higher rate of return typically involves a higher risk of loss.

[X]    Past performance is not a reliable indicator of future performance.

[X]    ALL mutual funds have costs that lower investment return.

[X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

[X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                       Market price                 Shares
investment                     of a share                 acquired

  $100                          $ 6.00                      16.7
   100                            4.00                      25.0
   100                            4.00                      25.0
   100                            6.00                      16.7
   100                            5.00                      20.0
  $500                          $25.00                     103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

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3 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax. This Fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation. For purposes of this policy, the terms of a municipal security determine the issuer.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o   Lend Fund securities in excess of 30% of its net assets.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

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4 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies & types of investments: Allowable for the Fund?

Agency and Government Securities                              yes
Borrowing                                                     yes
Cash/Money Market Instruments                                 yes
Collateralized Bond Obligations                               yes
Commercial Paper                                              yes
Common Stock                                                   no
Convertible Securities                                        yes
Corporate Bonds                                               yes
Debt Obligations                                              yes
Depositary Receipts                                            no

Derivative Instruments (including Options and Futures)        yes

Foreign Currency Transactions                                 yes
Foreign Securities                                            yes
High-Yield (High-Risk) Securities (Junk Bonds)                no*
Illiquid and Restricted Securities                            yes
Indexed Securities                                            yes
Inverse Floaters                                              yes
Investment Companies                                           no
Lending of Portfolio Securities                               yes
Loan Participations                                           yes
Mortgage- and Asset-Backed Securities                         yes
Mortgage Dollar Rolls                                         yes
Municipal Obligations                                         yes
Preferred Stock                                                no
Real Estate Investment Trusts                                 yes
Repurchase Agreements                                         yes
Reverse Repurchase Agreements                                 yes
Short Sales                                                    no
Sovereign Debt                                                yes
Structured Products                                           yes

Swap Agreements -- Interest Rate                              yes

Variable- or Floating-Rate Securities                         yes
Warrants                                                      yes

When-Issued Securities and Forward Commitments                yes

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities          yes

* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

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5 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

The following are guidelines that may be changed by the board at any time:

o At least 75% of the Fund's investments in bonds and other debt securities must be rated in the top four grades by Moody's Investors Service, Inc., Standard & Poor's Corporation, or Fitch Investors Services, Inc. or be of comparable rating given by other independent rating agencies. Up to 25% of the Fund's remaining investments may be in unrated bonds and other debt securities which, in the investment manager's opinion, are of investment grade quality. All industrial revenue bonds must be rated.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions where, in the opinion of the investment manager, appropriate short-term tax-exempt securities are not available, the Fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes.

o The Fund will not buy on margin or sell short, except that the Fund may use derivative instruments.

o The Fund will not invest in voting securities or securities of investment companies.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Company Risk

The prospects for a company may vary because of a variety of factors, including the success of the company, disappointing earnings, or changes in the competitive environment. As a result, the success of the companies in which the Fund invests will affect the Fund's performance.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

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6 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

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7 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

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8 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

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Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

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Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The

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11 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.


Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contracts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If the Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.


Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

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Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. The value of an investor's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, an investor may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments. Many funds utilize diverse types of derivative instruments in connection with their foreign currency exchange transactions.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded

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13 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

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Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

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CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

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Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.


Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy,


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18 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.


Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

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Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

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Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $0 for fiscal year ended Nov. 30, 2002, $0 for fiscal year 2001, and $7,271 for fiscal year 2000. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rate was 102% in the most recent fiscal year, and 53% in the year before. Higher turnover rates may result in higher brokerage expenses and taxes.


Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.


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21 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Performance Information

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:         P = a hypothetical initial payment of $1,000

               T = average annual total return

               n = number of years

             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                      -------
                                        P

where:         P = a hypothetical initial payment of $1,000

             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

ANNUALIZED YIELD

The Fund may calculate an annualized yield for a class by dividing the net investment income per share deemed earned during a 30-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                           Yield = 2[(a - b + 1)(to the power of 6) - 1]
                                      -----
                                       cd

where:         a = dividends and interest earned during the period

               b = expenses accrued for the period (net of reimbursements)

               c = the average daily number of shares outstanding during the period that were entitled to receive dividends

               d = the maximum offering price per share on the last day of the period


The Fund's annualized yield was 2.91% for Class A, 2.26% for Class B, 2.28% for Class C and 3.12% for Class Y for the 30-day period ended Nov. 30, 2002.


DISTRIBUTION YIELD

Distribution yield is calculated according to the following formula:

                           D divided by POP(to the power of F) equals DY
                         ----           ------
                          30              30

where:         D = sum of dividends for 30-day period

             POP = sum of public offering price for 30-day period

               F = annualizing factor

              DY = distribution yield


The Fund's distribution yield was 3.66% for Class A, 3.09% for Class B, 3.09% for Class C and 3.95% for Class Y for the 30-day period ended Nov. 30, 2002.


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22 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

TAX-EQUIVALENT YIELD

Tax-equivalent yield is calculated by dividing that portion of the yield (as calculated above) which is tax-exempt by one minus a stated income tax rate and adding the result to that portion, if any, of the yield that is not tax-exempt. The following table shows the fund's tax equivalent yield, based on federal but not state tax rates, for the 30-day period ended Nov. 30, 2002.


    Marginal
   income tax               Tax-equivalent yield          Annualized
     bracket                    distribution                 yield

Class A
     10.0%                         4.07%                     3.23%
     15.0%                         4.31%                     3.42%
     27.0%                         5.01%                     3.99%
     30.0%                         5.23%                     4.16%
     35.0%                         5.63%                     4.48%
     38.6%                         5.96%                     4.74%

Class B
     10.0%                         3.43%                     2.51%
     15.0%                         3.64%                     2.66%
     27.0%                         4.23%                     3.10%
     30.0%                         4.41%                     3.23%
     35.0%                         4.75%                     3.48%
     38.6%                         5.03%                     3.68%

Class C
     10.0%                         3.43%                     2.53%
     15.0%                         3.64%                     2.68%
     27.0%                         4.23%                     3.12%
     30.0%                         4.41%                     3.26%
     35.0%                         4.75%                     3.51%
     38.6%                         5.03%                     3.71%

Class Y
     10.0%                         4.39%                     3.47%
     15.0%                         4.65%                     3.67%
     27.0%                         5.41%                     4.27%
     30.0%                         5.64%                     4.46%
     35.0%                         6.08%                     4.80%
     38.6%                         6.43%                     5.08%


In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

Ibbotson Associates provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios.

The Fund may quote various measures of volatility in advertising. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark.

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23 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

The Distributor may provide information designed to help individuals understand their investment goals and explore various financial strategies. Materials may include discussions of asset allocation, retirement investing, brokerage products and services, model portfolios, saving for college or other goals, and charitable giving.

Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:

                Net assets              Shares outstanding            Net asset value of one share

Class A        $828,426,995   divided by   204,322,493      equals              $4.05
Class B          60,066,358                 14,812,109                           4.06
Class C           5,898,586                  1,454,228                           4.06
Class Y               1,975                        487                           4.06


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

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24 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Investing in the Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined by dividing the NAV of one share, $4.05, by 0.9525 (1.00 - 0.0475) for a maximum 4.75% sales charge for a public offering price of $4.25. The sales charge is paid to the Distributor by the person buying the shares.


Class A -- Calculation of the Sales Charge

Sales charges are determined as follows:

                                     Sales charge as a percentage of:
Total market value         Public offering price       Net amount invested
Up to $49,999                     4.75%                      4.99%
$50,000-$99,999                   4.50                       4.71
$100,000-$249,999                 3.75                       3.90
$250,000-$499,999                 2.50                       2.56
$500,000-$999,999                 2.00*                      2.04*
$1,000,000 or more                0.00                       0.00


* The sales charge will be waived until further notice.


The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59-1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                       Number of participants
Total plan assets                  1-99                    100 or more
Less than $1 million                4%                         0%
$1 million or more                  0%                         0%

Class A -- Reducing the Sales Charge

The market value of your investments in the Fund determines your sales charge. For example, suppose you have made an investment that now has a value of $20,000 and you later decide to invest $40,000 more. The value of your investments would be $60,000. As a result, your $40,000 investment qualifies for the lower 4.50% sales charge that applies to investments of more than $50,000 and up to $100,000. If you qualify for a reduced sales charge and purchase shares through different channels (for example, in a brokerage account and also directly from the Fund), you must inform the Distributor of your total holdings when placing any purchase orders.

Class A -- Letter of Intent (LOI)

If you intend to invest more than $50,000 over a period of time, you can reduce the sales charge in Class A by filing a LOI and committing to invest a certain amount. The agreement can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the home office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed

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25 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express mutual funds other than Class A; purchases in American Express mutual funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares in an American Express brokerage account or through a third party, you must inform the Distributor about the LOI when placing any purchase orders during the period of the LOI.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o   Qualified employee benefit plans* if the plan:

    o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

       o  at least $10 million in plan assets or

       o  500 or more participants; or

    o  does not use daily transfer recordkeeping and has

       o  at least $3 million invested in American Express mutual funds or

       o  500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments -- monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

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26 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

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27 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Taxes


If you buy shares in the Fund and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

For example

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 4.75%, you pay $47.50 in sales load. With a NAV of $9.525 per share, the value of your investment is $952.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.525, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $47.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $147.50 gain ($1,100.00 - $952.50). You can include the $47.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 4.75% ($95) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.


Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains may apply to sales of precious metals, if any, owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Nov. 30 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

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28 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)                        Annual rate at each asset level
First $1.0                                           0.450%
Next   1.0                                           0.425
Next   1.0                                           0.400
Next   3.0                                           0.375
Over   6.0                                           0.350


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.450% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

The management fee is paid monthly. Under the agreement, the total amount paid was $4,086,654 for fiscal year 2002, $4,084,701 for fiscal year 2001, and $3,873,839 for fiscal year 2000.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $225,129 for fiscal year 2002, $187,526 for fiscal year 2001, and $155,893 for fiscal year 2000.


Basis for board approving the investment advisory contract

Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement and Subadvisory Agreements (where applicable) based on:

o tangible steps AEFC has taken to improve the competitive ranking and consistency of the investment performance of the Fund, including changes in leadership, portfolio managers, compensation structures, and the implementation of management practices,

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o consistent effort to provide a management structure that imposes disciplines that ensure adherence to stated management style and expected risk characteristics,

o additional time needed to evaluate the efficacy of the new AEFC management structure that has produced improved performance results in the short term,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds based on a report prepared by Lipper Inc., and

o   reasonable level of AEFC's profitability from its mutual fund operations.

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29 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                        Annual rate at each asset level
First $1.0                                           0.040%
Next   1.0                                           0.035
Next   1.0                                           0.030
Next   3.0                                           0.025
Over   6.0                                           0.020


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.040% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $375,680 for fiscal year 2002, $374,791 for fiscal year 2001, and $351,736 for fiscal year 2000.


Third parties with which AEFC contracts to provide services for the Fund or its shareholders may pay a fee to AEFC to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the Fund.

TRANSFER AGENCY AGREEMENT

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19.50 per year, for Class B is $20.50 per year, for Class C is $20 per year and for Class Y is $17.50 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT

American Express Financial Advisors Inc. is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis.


Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $814,931 for fiscal year 2002. After paying commissions to personal financial advisors, and other expenses, the amount retained was $169,809. The amounts were $932,686 and $86,298 for fiscal year 2001, and $557,004 and $129,965 for fiscal year 2000.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material change to expenses charged under the Class A plan.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.

--------------------------------------------------------------------------------
30 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $2,113,633 for Class A shares, $575,402 for Class B shares and $51,499 for Class C shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


CUSTODIAN AGREEMENT

The Fund's securities and cash are held by U.S. Bank National  Association,  180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

AMERICAN EXPRESS FINANCIAL CORPORATION

AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $66 billion for the American Express Funds, AEFC manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life Insurance Company. Total assets owned and managed as of the end of the most recent fiscal year were more than $199 billion.

The Distributor serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,100 financial advisors.


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31 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                                 Date of             Form of        State of     Fiscal
Fund                                                          organization        organization    organization  year end Diversified
AXP(R) California Tax-Exempt Trust                                    4/7/86    Business Trust(2)        MA        6/30
     AXP(R) California Tax-Exempt Fund                                                                                          No

AXP(R) Dimensions Series, Inc.(4)                           2/20/68, 6/13/86(1)    Corporation        NV/MN        7/31
     AXP(R) Growth Dimensions Fund                                                                                             Yes
     AXP(R) New Dimensions Fund                                                                                                Yes

AXP(R) Discovery Series, Inc.(4)                            4/29/81, 6/13/86(1)    Corporation        NV/MN        7/31
     AXP(R) Discovery Fund                                                                                                     Yes

AXP(R) Equity Series, Inc.(4)                               3/18/57, 6/13/86(1)    Corporation        NV/MN       11/30
     AXP(R) Equity Select Fund                                                                                                 Yes

AXP(R) Fixed Income Series, Inc.(4)                         6/27/74, 6/31/86(1)    Corporation        NV/MN        8/31
     AXP(R) Bond Fund                                                                                                          Yes

AXP(R) Global Series, Inc.                                          10/28/88       Corporation           MN       10/31
     AXP(R) Emerging Markets Fund                                                                                              Yes
     AXP(R) Global Balanced Fund                                                                                               Yes
     AXP(R) Global Bond Fund                                                                                                    No
     AXP(R) Global Growth Fund                                                                                                 Yes
     AXP(R) Global Technology Fund(3)                                                                                           No

AXP(R) Government Income Series, Inc.(4)                             3/12/85       Corporation           MN        5/31
     AXP(R) Federal Income Fund                                                                                                Yes
     AXP(R) U.S. Government Mortgage Fund                                                                                      Yes

AXP(R) Growth Series, Inc.                                  5/21/70, 6/13/86(1)    Corporation        NV/MN        7/31
     AXP(R) Growth Fund                                                                                                        Yes
     AXP(R) Large Cap Equity Fund                                                                                              Yes
     AXP(R) Large Cap Value Fund                                                                                               Yes
     AXP(R) Research Opportunities Fund                                                                                        Yes

AXP(R) High Yield Income Series, Inc.(4)                             8/17/83       Corporation           MN        5/31
     AXP(R) Extra Income Fund                                                                                                  Yes

AXP(R) High Yield Tax-Exempt Series, Inc.(4)               12/21/78, 6/13/86(1)    Corporation        NV/MN       11/30
     AXP(R) High Yield Tax-Exempt Fund                                                                                         Yes

AXP(R) Income Series, Inc.(4)                               2/10/45, 6/13/86(1)    Corporation        NV/MN        5/31
     AXP(R) Selective Fund                                                                                                     Yes

AXP(R) International Series, Inc.(4)                                 7/18/84       Corporation           MN       10/31
     AXP(R) European Equity Fund                                                                                                No
     AXP(R) International Fund                                                                                                 Yes

AXP(R) Investment Series, Inc.                              1/18/40, 6/13/86(1)    Corporation        NV/MN        9/30
     AXP(R) Diversified Equity Income Fund                                                                                     Yes
     AXP(R) Mid Cap Value Fund                                                                                                 Yes
     AXP(R) Mutual                                                                                                             Yes

AXP(R) Managed Series, Inc.                                          10/9/84       Corporation           MN        9/30
     AXP(R) Managed Allocation Fund                                                                                            Yes

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32 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                                 Date of            Form of        State of     Fiscal
Fund                                                          organization       organization    organization  year end  Diversified
AXP(R) Market Advantage Series, Inc.                                 8/25/89       Corporation           MN        1/31
     AXP(R) Blue Chip Advantage Fund                                                                                           Yes

     AXP(R) Mid Cap Index Fund                                                                                                  No
     AXP(R) S&P 500 Index Fund                                                                                                  No

     AXP(R) Small Company Index Fund                                                                                           Yes


AXP(R) Money Market Series, Inc.                            8/22/75, 6/13/86(1)    Corporation        NV/MN        7/31

     AXP(R) Cash Management Fund                                                                                               Yes

AXP(R) Partners Series, Inc.                                         3/20/01       Corporation           MN        5/31
     AXP(R) Partners Fundamental Value Fund                                                                                    Yes
     AXP(R) Partners Select Value Fund                                                                                         Yes
     AXP(R) Partners Small Cap Core Fund                                                                                       Yes
     AXP(R) Partners Small Cap Value Fund                                                                                       No
     AXP(R) Partners Value Fund                                                                                                Yes

AXP(R) Partners International Series, Inc.                            5/9/01       Corporation           MN       10/31
     AXP(R) Partners International Aggressive Growth Fund                                                                      Yes
     AXP(R) Partners International Core Fund                                                                                   Yes
     AXP(R) Partners International Select Value Fund                                                                           Yes
     AXP(R) Partners International Small Cap Fund                                                                              Yes

AXP(R) Progressive Series, Inc.(4)                          4/23/68, 6/13/86(1)    Corporation        NV/MN        9/30
     AXP(R) Progressive Fund                                                                                                   Yes

AXP(R) Sector Series, Inc.(3),(4)                                    3/25/88       Corporation           MN        6/30
     AXP(R) Utilities Fund                                                                                                     Yes

AXP(R) Selected Series, Inc.(4)                                      10/5/84       Corporation           MN        3/31
     AXP(R) Precious Metals Fund                                                                                                No

AXP(R) Special Tax-Exempt Series Trust                                4/7/86    Business Trust(2)        MA        6/30
     AXP(R) Insured Tax-Exempt Fund                                                                                            Yes
     AXP(R) Massachusetts Tax-Exempt Fund                                                                                       No
     AXP(R) Michigan Tax-Exempt Fund                                                                                            No
     AXP(R) Minnesota Tax-Exempt Fund                                                                                           No
     AXP(R) New York Tax-Exempt Fund                                                                                            No
     AXP(R) Ohio Tax-Exempt Fund                                                                                                No

AXP(R) Stock Series, Inc.(4)                                2/10/45, 6/13/86(1)    Corporation        NV/MN        9/30
     AXP(R) Stock Fund                                                                                                         Yes

AXP(R) Strategy Series, Inc.                                         1/24/84       Corporation           MN        3/31
     AXP(R) Equity Value Fund                                                                                                  Yes
     AXP(R) Focused Growth Fund(3)                                                                                              No
     AXP(R) Partners Small Cap Growth Fund(3)                                                                                  Yes
     AXP(R) Small Cap Advantage Fund                                                                                           Yes
     AXP(R) Strategy Aggressive Fund                                                                                           Yes

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33 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                                 Date of            Form of       State of      Fiscal
Fund                                                          organization       organization   organization   year end  Diversified
AXP(R) Tax-Exempt Series, Inc.                              9/30/76, 6/13/86(1)    Corporation        NV/MN       11/30
     AXP(R) Intermediate Tax-Exempt Fund                                                                                       Yes
     AXP(R) Tax-Exempt Bond Fund                                                                                               Yes

AXP(R) Tax-Free Money Series, Inc.(4)                       2/29/80, 6/13/86(1)    Corporation        NV/MN       12/31
     AXP(R) Tax-Free Money Fund                                                                                                Yes

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective Feb. 7, 2002, AXP(R) Focus 20 Fund changed its name to AXP(R) Focused Growth Fund, AXP(R) Innovations Fund changed its name to AXP(R) Global Technology Fund, AXP(R) Small Cap Growth Fund changed its name to AXP(R) Partners Small Cap Growth Fund and AXP(R) Utilities Income Fund, Inc. created a series, AXP(R) Utilities Fund.


(4) Effective Nov. 13, 2002, AXP(R) Bond Fund, Inc. changed its name to AXP(R) Fixed Income Series, Inc. and created a series, AXP(R) Bond Fund, AXP(R) Discovery Fund, Inc. changed its name to AXP(R) Discovery Series, Inc. and created a series, AXP(R) Discovery Fund, AXP(R) Equity Select Fund, Inc. changed its name to AXP(R) Equity Series, Inc. and created a series, AXP(R) Equity Select Fund, AXP(R) Extra Income Fund, Inc. changed its name to AXP(R) High Yield Income Series, Inc. and created a series, AXP(R) Extra Income Fund, AXP(R) Federal Income Fund, Inc. changed its name to AXP(R) Government Income Series, Inc., AXP(R) High Yield Tax-Exempt Fund, Inc. changed its name to AXP(R) High Yield Tax-Exempt Series, Inc. and created a series, AXP(R) High Yield Tax-Exempt Fund, AXP(R) International Fund, Inc. changed its name to AXP(R) International Series, Inc., AXP(R) New Dimensions Fund, Inc. changed its name to AXP(R) Dimensions Series, Inc., AXP(R) Precious Metals Fund, Inc. changed its name to AXP(R) Selected Series, Inc. and created a series, AXP(R) Precious Metals Fund, AXP(R) Progressive Fund, Inc. changed its name to AXP(R) Progressive Series, Inc. and created a series, AXP(R) Progressive Fund, AXP(R) Selective Fund, Inc. changed its name to AXP(R) Income Series, Inc. and created a series, AXP(R) Selective Fund, AXP(R) Stock Fund, Inc. changed its name to AXP(R) Stock Series, Inc. and created a series, AXP(R) Stock Fund, AXP(R) Tax-Free Money Fund, Inc. changed its name to AXP(R) Tax-Free Money Series, Inc. and created a series, AXP(R) Tax-Free Money Fund, and AXP(R) Utilities Income Fund, Inc. changed its name to AXP(R) Sector Series, Inc.


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34 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 77 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.


Independent Board Members


Name,                              Position held with     Principal occupation     Other directorships  Committee memberships
Address,                           Fund and length of     during past five years
Age                                service
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Arne H. Carlson                    Board member since     Chair, Board Services                         Joint Audit,
901 S. Marquette Ave.              1999                   Corporation (provides                         Contracts,
Minneapolis, MN 55402                                     administrative                                Executive,
Born in 1934                                              services to boards).                          Investment Review,
                                                          Former Governor of                            Board Effectiveness
                                                          Minnesota
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Philip J. Carroll, Jr.             Board member since     Retired Chairman and     Scottish Power
901 S. Marquette Ave.              2002                   CEO, Fluor Corporation   PLC, Vulcan
Minneapolis, MN 55402                                     (engineering and         Materials Company,
Born in 1937                                              construction) since      Inc. (construction
                                                          1998. Former President
                                                          materials/chemicals)
                                                          and CEO, Shell Oil
                                                          Company
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Livio D. DeSimone                  Board member since     Retired Chair of the     Cargill,             Joint Audit,
30 Seventh Street East             2001                   Board and Chief          Incorporated         Contracts
Suite 3050                                                Executive Officer,       (commodity
St. Paul, MN 55101-4901                                   Minnesota Mining and     merchants and
Born in 1936                                              Manufacturing (3M)       processors),
                                                                                   General Mills,
                                                                                   Inc. (consumer
                                                                                   foods), Vulcan
                                                                                   Materials Company
                                                                                   (construction
                                                                                   materials/chemicals),
                                                                                   Milliken & Company
                                                                                   (textiles and
                                                                                   chemicals), and
                                                                                   Nexia
                                                                                   Biotechnologies,
                                                                                   Inc.
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Ira D. Hall                        Board member since     Private investor;        Imagistics           Contracts,
183 Long Close Road                2001                   formerly with Texaco     International,       Investment Review
Stamford, CT 06902                                        Inc., Treasurer,         Inc. (office
Born in 1944                                              1999-2001 and General    equipment),
                                                          Manager, Alliance        Reynolds &
                                                          Management Operations,   Reynolds Company
                                                          1998-1999. Prior to      (information
                                                          that, Director,          services), TECO
                                                          International            Energy, Inc.
                                                          Operations IBM Corp.     (energy holding
                                                                                   company), The
                                                                                   Williams
                                                                                   Companies, Inc.
                                                                                   (energy
                                                                                   distribution
                                                                                   company)
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Heinz F. Hutter*                   Board member since     Retired President and                         Board Effectiveness,
P.O. Box 2187                      1994                   Chief Operating                               Executive,
Minneapolis, MN 55402                                     Officer, Cargill,                             Investment Review
Born in 1929                                              Incorporated
                                                          (commodity merchants
                                                          and processors)
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Anne P. Jones                      Board member since     Attorney and Consultant  Motorola, Inc.       Joint Audit, Board
5716 Bent Branch Rd.               1985                                            (electronics)        Effectiveness,
Bethesda, MD 20816                                                                                      Executive
Born in 1935
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Stephen R. Lewis, Jr.**            Board member since     Retired President and    Valmont              Contracts,
901 S. Marquette Ave.              2002                   Professor of             Industries, Inc.     Investment Review
Minneapolis, MN 55402                                     Economics, Carleton      (manufactures
Born in 1939                                              College                  irrigation systems)
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Alan G. Quasha                     Board member since     President, Quadrant      Compagnie            Joint Audit,
720 Fifth Avenue                   2002                   Management, Inc.         Financiere           Investment Review
New York, NY 10019                                        (management of private   Richemont AG
Born in 1949                                              equities)                (luxury goods)
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Alan K. Simpson                    Board member since     Former three-term        Biogen, Inc.         Joint Audit,
1201 Sunshine Ave.                 1997                   United States Senator    (biopharmaceuticals) Contracts
Cody, WY 82414                                            for Wyoming
Born in 1931
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Alison Taunton-Rigby               Board member since     President, Forester      Synaptic
901 S. Marquette Ave.              2002                   Biotech since 2000.      Pharmaceuticals
Minneapolis, MN 55402                                     Former President and     Corporation
Born in 1944                                              CEO, Aquila
                                                          Biopharmaceuticals,
                                                          Inc.
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------

  * Interested person of AXP Partners International Aggressive Growth Fund by reason of being security holder of J P Morgan Chase & Co., parent company of American Century Investment Management, L.P., one of the fund's subadvisers.

 ** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Liberty Wanger Asset Management, L.P., one of the fund's subadvisers.


--------------------------------------------------------------------------------
35 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND


Board Members Affiliated with AEFC***


Name,                              Position held with     Principal occupation     Other directorships  Committee memberships
address,                           Fund and length of     during past five years
age                                service
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Barbara H. Fraser                  Board member since     Executive Vice
1546 AXP Financial Center          2002                   President - AEFA
Minneapolis, MN 55474                                     Products and Corporate
Born in 1949                                              Marketing of AEFC
                                                          since 2002. President
                                                          - Travelers Check
                                                          Group, American
                                                          Express Company,
                                                          2001-2002. Management
                                                          Consultant, Reuters,
                                                          2000-2001. Managing
                                                          Director -
                                                          International
                                                          Investments, Citibank
                                                          Global, 1999-2000.
                                                          Chairman and CEO,
                                                          Citicorp Investment
                                                          Services and Citigroup
                                                          Insurance Group, U.S.,
                                                          1998-1999. Head of
                                                          Marketing and
                                                          Strategic Planning -
                                                          Investment Products
                                                          and Distribution,
                                                          Citibank Global,
                                                          1995-1998
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Stephen W. Roszell                 Board member since     Senior Vice President
50238 AXP Financial Center         2002; Vice President   - Institutional Group
Minneapolis, MN 55474              since 2002             of AEFC
Born in 1949
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
William F. Truscott                Board member since     Senior Vice President
53600 AXP Financial Center         2001, Vice President   - Chief Investment
Minneapolis, MN 55474              since 2002             Officer of AEFC since
Born in 1960                                              2001. Former Chief
                                                          Investment Officer and
                                                          Managing Director,
                                                          Zurich Scudder
                                                          Investments
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------


*** Interested person by reason of being an officer, director and/or employee of AEFC.


The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name,                              Position held with     Principal occupation     Other directorships  Committee memberships
address,                           Fund and length of     during past five years
age                                service
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Jeffrey P. Fox                     Treasurer since 2002   Vice President -
50005 AXP Financial Center                                Investment Accounting,
Minneapolis, MN 55474                                     AEFC, since 2002; Vice
Born in 1955                                              President - Finance,
                                                          American Express
                                                          Company, 2000-2002;
                                                          Vice President -
                                                          Corporate Controller,
                                                          AEFC, 1996-2000
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Paula R. Meyer                     President since 2002   Senior Vice President
596 AXP Financial Center                                  and General Manager -
Minneapolis, MN 55474                                     Mutual Funds, AEFC,
Born in 1954                                              since 2002; Vice
                                                          President and Managing
                                                          Director - American
                                                          Express Funds, AEFC,
                                                          2000-2002; Vice
                                                          President, AEFC,
                                                          1998-2000; President -
                                                          Piper Capital
                                                          Management 1997-1998
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------
Leslie L. Ogg                      Vice President,        President of Board
901 S. Marquette Ave.              General Counsel, and   Services Corporation
Minneapolis, MN 55402              Secretary since 1978
Born in 1938
---------------------------------- ---------------------- ------------------------ -------------------- ----------------------

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36 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held three meetings during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held five meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held four meetings during the last fiscal year.


BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.

Dollar range of equity securities beneficially owned on Dec. 31, 2001

Based on net asset values as of Dec. 31, 2001

                                                    Aggregate dollar range of
                             Dollar range of        equity securities of all
                            equity securities        American Express Funds
                               in the Fund          overseen by Board Member
-----------------------------------------------------------------------------
                                  Range                       Range
Arne H. Carlson                   none                  $50,001-$100,000
Livio D. DeSimone                 none                    over $100,000
Ira D. Hall                       none                    over $100,000
Heinz F. Hutter                   none                    over $100,000
Anne P. Jones                $10,001-$50,000              over $100,000
Alan K. Simpson                   none                    over $100,000

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37 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund board, for attending up to 30 meetings, received the following compensation:


Compensation Table

                                                    Total cash compensation from
                                Aggregate            American Express Funds and
Board member*          compensation from the Fund   Preferred Master Trust Group

Livio D. DeSimone               $1,408                      $130,808
Ira D. Hall                      1,458                       135,258
Heinz F. Hutter                  1,616                       148,558
Anne P. Jones                    1,666                       153,408
Stephen R. Lewis, Jr.            1,125                       104,908
Alan G. Quasha                   1,000                        92,208
Alan K. Simpson                  1,358                       126,608


* Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


Principal Holders of Securities

As of 30 days prior to the date of this SAI, Richard Markstrom, Executor, Pinellas Park, FL held 5.17% of Fund Class C shares.


Independent Auditors

The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

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38 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Appendix

DESCRIPTION OF RATINGS

Standard & Poor's Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o   Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

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39 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

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40 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3   Speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

    Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics:
    (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's & S&P's

Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

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41 -- AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

                                                              S-6310-20 X (1/03)

Investments in Securities

AXP Intermediate Tax-Exempt Fund
Nov. 30, 2002

(Percentages represent value of investments compared to net assets)

Municipal bonds (95.7%)
Name of                       Coupon                Principal          Value(a)
issuer and                     rate                  amount
title of
issue(b,c)

Alaska (1.6%)

Anchorage General Purpose
     Unlimited General Obligation Bonds
     Series 2000A (MBIA Insured)
         09-01-05               4.50%             $1,000,000          $1,062,520
North Slope Borough
     Capital Appreciation
     Unlimited General Obligation Bonds
     Zero Coupon Series 1995A
     (MBIA Insured)
         06-30-06               5.00               1,000,000(d)          903,850
Total                                                                  1,966,370

Arizona (6.4%)

Mesa Utility Systems
     Refunding Revenue Bonds
     Series 2002A (FGIC Insured)
         07-01-15               5.00               1,000,000           1,069,480
State Educational Loan Marketing
     Revenue Bonds 1st Series 2001A A.M.T.
         12-01-05               4.40               1,000,000           1,045,610
State School Facilities Board
     School Improvement Revenue Bonds
     Series 2002
         07-01-10               5.50               2,000,000           2,247,500
Tempe Unified High School
     District #213 Unlimited General Obligation
     Refunding Bonds Series 2002 (FSA Insured)
         07-01-07               5.00               2,000,000(f)        2,184,580
Tucson Water System
     Refunding Revenue Bonds
     Series 2002 (FGIC Insured)
         07-01-07               5.50               1,000,000           1,113,660
Total                                                                  7,660,830

California (6.0%)

State Department of Water Resources
     Power Supply Revenue Bonds
     Series 2002A (MBIA Insured)
         05-01-10               5.25               2,500,000           2,762,575
State Department of Water Resources
     Water Systems Revenue Bonds
     Center Valley Series 2002X
     (FGIC Insured)
         12-01-17               5.50               2,000,000           2,239,780
State Unlimited General Obligation Refunding Bonds
     Series 2001 (AMBAC Insured)
         03-01-15               5.50               2,000,000           2,170,940
Total                                                                  7,173,295

Colorado (0.9%)

Denver City & County
     Unlimited Government Obligation Bonds
     Series 1999B
         08-01-07               5.63               1,000,000           1,121,800

Florida (6.0%)

Arbor Greene Community Development District
     Special Assessment Revenue Bonds
     Series 2000
         05-01-07               6.50                 340,000             344,264
Bonita Springs Vasari Community
     Development District Capital
     Improvement Revenue Bonds
     Series 2001B
         05-01-09               6.20                 500,000             495,545
Grand Haven Community Development District
     Special Assessment Refunding Revenue
     Bonds Series 2002
         11-01-07               6.13                 480,000             479,789
Harbor Bay Community Development District
     Capital Improvement Revenue Bonds
     Series 2001B
         05-01-10               6.35                 495,000             499,920

See accompanying notes to investments in securities.

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11 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon                Principal          Value(a)
issuer and                     rate                  amount
title of
issue(b,c)

Florida (cont.)

Heritage Palms Community Development District
     Capital Improvement Revenue Bonds
     Series 1998
         11-01-03              5.40%                $150,000            $149,621
Lakewood Ranch Community Development
     District #5 Special Assessment
     Revenue Bonds Series 2001B
         05-01-11              6.00                  360,000             358,103
Municipal Power Agency
     Refunding Revenue Bonds
     Stanton Series 2002
     (FSA Insured)
         10-01-15              5.50                1,500,000           1,651,935
Orange County Tourist Development
     Miscellaneous Tax Revenue Bonds
     Series 2000 (AMBAC Insured)
         10-01-06              5.00                1,000,000           1,091,890
Renaissance Community Development District
     Special Assessment Capital Improvement
     Revenue Bonds Series 2002B
         05-01-08              6.25                  490,000             491,308
Stoneybrook Community Development District
     Capital Improvement Revenue Bonds
     Lee County Series 1998B
         05-01-08              5.70                  230,000             228,615
Village Community Development District #5
     Special Assessment Revenue Bonds
     Series 2002B
         05-01-07              5.40                1,000,000             992,670
Waterchase Community Development District
     Capital Improvement Revenue Bonds
     Series 2001B
         05-01-08              5.90                  395,000             393,894
Total                                                                  7,177,554

Georgia (4.7%)

State General Obligation Bonds
     Series 2002D
         08-01-10              5.25                2,000,000           2,216,300
State Municipal Electric Power Authority
     Revenue Bonds Series 2002A
     (FSA Insured)
         01-01-14              5.25                2,000,000           2,177,160
State Unlimited General Obligation Bonds
     Series 1995
         09-01-07              6.00                1,100,000           1,255,815
Total                                                                  5,649,275

Hawaii (0.9%)

State Tax General Obligation Bonds
     Series 1993CA (FSA Insured)
         01-01-07              5.75                1,000,000           1,114,020

Illinois (1.4%)

Chicago Tax Increment Allocation
     Capital Appreciation Revenue Bonds
     Chicago Central Loop Zero Coupon
     Series 2000A (AMBAC Insured)
         12-01-07              5.13                1,000,000(d)          851,940
Lake County Community High School District #117
     Capital Appreciation Bonds Zero Coupon
     Antioch Series 2000B (FGIC Insured)
         12-01-08              5.13                1,000,000(d)          807,120
Total                                                                  1,659,060

Maryland (0.9%)

State Unlimited General Obligation Bonds
     Series 2001
         07-15-08              5.25                1,000,000           1,112,830

See accompanying notes to investments in securities.

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12 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon                Principal          Value(a)
issuer and                     rate                  amount
title of
issue(b,c)

Massachusetts (4.2%)

State Consolidated Loan General Obligation Bonds
     Series 2002C (FGIC Insured)
         11-01-13              5.50%              $2,000,000          $2,240,720
State Health & Educational Facilities Authority
     Hospital Revenue Bonds
     Caritas Christi Obligation Group
     Series 1999A
         07-01-04              5.25                  500,000             513,860
State Limited General Obligation Refunding
     Revenue Bonds Series 2002C
     (FGIC Insured)
         11-01-14              5.50                2,000,000           2,235,840
Total                                                                  4,990,420

Michigan (6.3%)

Concord Academy
     Certificates of Participation
     Series 1998
         10-01-03              5.70                   65,000              65,290
Countryside Charter School
     Full Term Certificates of Participation
     Berrien County Series 1999
         04-01-04              5.70                   75,000              75,454
Garden City Hospital Finance Authority
     Hospital Revenue Bonds Series 1998A
         09-01-03              5.38                   55,000              53,923
Livingston Developmental Agency
     Certificates of Participation
     Series 1999
         05-01-05              5.70                  145,000             145,252
State Municipal Bond Authority Clean Water
     Revolving Fund Revenue Bonds
     Series 2002
         10-01-15              5.50                2,000,000           2,245,300
State Public Power Agency Refunding Revenue Bonds
     Belle River Project Series 2002A
     (MBIA Insured)
         01-01-10              5.25                2,000,000(f)        2,185,160
State Unlimited General Obligation
     Refunding Bonds
     Series 2001
         12-01-13              5.50                2,100,000           2,372,223
Summit Academy Certificates of Participation
     Junior High School Facility
     Series 1998
         08-01-04              5.70                  260,000             261,742
Summit Academy Certificates of Participation
     Junior High School Facility
     Series 1999
         09-01-04              5.70                  135,000             140,893
Total                                                                  7,545,237

Minnesota (5.4%)

Minneapolis & St. Paul Metropolitan
     Airports Commission
     Special Facilities Revenue Bonds
     Northwest Airlines Series 2001B A.M.T.
         04-01-25              6.50                  500,000             458,020
Minneapolis Unlimited General Obligation Bonds
     Series 2001
         12-01-07              5.00                1,000,000           1,102,730
Osseo Independent School District #279
     Unlimited General Obligation Bonds
     Series 2000A
         02-01-14              5.75                2,000,000           2,211,060
State Unlimited General Obligation Bonds
     Series 2001
         10-01-10              5.00                2,500,000           2,734,400
Total                                                                  6,506,210

Nevada (4.0%)

Clark County School District
     Refunding General Obligation Bonds
     Series 2000B (FGIC Insured)
         06-15-08              5.50                1,000,000           1,115,880
Director of the State Department of Business
     & Industry Capital Appreciation
     Revenue Bonds Las Vegas Monorail
     Zero Coupon Series 2000
     (AMBAC Insured)
         01-01-07              5.01                1,000,000(d)          878,970

See accompanying notes to investments in securities.

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13 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon                Principal          Value(a)
issuer and                     rate                  amount
title of
issue(b,c)

Nevada (cont.)

Las Vegas Local Special Improvement Bonds
     District #808 Summerlin Area Series 2001
         06-01-06              5.40%                $500,000            $517,195
Washoe County School District
     Refunding Bonds Series 2002B
     (FGIC Insured)
         06-01-16              5.50                2,000,000           2,220,060
Total                                                                  4,732,105

New Jersey (3.7%)

State Highway Authority
     Garden State Parkway
     Refunding Revenue Bonds
     Series 2001 (FGIC Insured)
         01-01-08              5.00                1,005,000           1,095,711
State Transportation Toll Road Fund
     Authority Transportation Systems
     Refunding Revenue Bonds Series 2001C
     (FSA Insured)
         12-15-13              5.50                2,000,000           2,250,460
State Transportation Trust Fund Authority
     Refunding Revenue Bonds Series 2001C
         12-15-07              5.38                1,000,000           1,116,500
Total                                                                  4,462,671

New Mexico (0.1%)

Santa Fe County Lifecare Revenue Bonds
     El Castillo Retirement Series 1998A
         05-15-04              5.00                  105,000             105,683

New York (5.1%)

Metropolitan Transportation Authority
     Service Contract Revenue Bonds
     Series 2002B (MBIA Insured)
         07-01-13              5.50                2,250,000           2,532,713
State Thruway Authority
     Highway & Bridge Trust Fund
     Revenue Bonds Series 2001B
     (MBIA Insured)
         04-01-07              5.00                1,000,000           1,086,280
State Urban Development
     Correctional & Youth Facilities
     Revenue Bonds Series 2002C
         01-01-11              5.00                2,375,000           2,520,801
Total                                                                  6,139,794

North Carolina (0.9%)

Eastern Municipal Power Agency
     Power System Refunding Revenue Bonds
     Series 1993B
         01-01-06              6.00                1,000,000           1,078,940

Ohio (2.4%)

Akron Bath Copley Joint Township
     Hospital District Revenue Bonds
     Summa Hospital Series 1998A
         11-15-03              4.50                  500,000             506,160
Carroll Water & Sewer District
     Unlimited Tax General Obligation Bonds
     Series 1998
         12-01-10              6.25                  170,000             179,960
State Turnpike Commission
     Refunding Revenue Bonds
     Series 2001B (FSA Insured)
         02-15-08              5.00                1,000,000           1,087,770
State Water Development Authority
     Pollution Control Revenue Bonds
     Series 2000
         06-01-05              5.50                1,000,000           1,083,230
Total                                                                  2,857,120

Oklahoma (1.8%)

Enid Municipal Authority Sales Tax & Utility
     Refunding Revenue Bonds
     Series 1996 (AMBAC Insured)
         02-01-05              5.50                1,000,000           1,074,210
State Capital Improvement Authority
     Highway Revenue Bonds
     Series 2000 (MBIA Insured)
         06-01-06              5.00                1,000,000           1,086,210
Total                                                                  2,160,420

Pennsylvania (2.7%)

Southeastern Transportation Authority
     Special Revenue Tax Transit
     Revenue Bonds Series 1997
     (FGIC Insured)
         03-01-07              5.75                1,000,000           1,116,420
State Unlimited General Obligation
     Refunding Bonds
     Series 2002
         02-01-08              5.00                2,000,000           2,175,640
Total                                                                  3,292,060

See accompanying notes to investments in securities.

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14 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon                Principal          Value(a)
issuer and                     rate                  amount
title of
issue(b,c)

Puerto Rico (3.8%)

Commonwealth of Puerto Rico
     Public Improvement Unlimited
     General Obligation Refunding Bonds
     Series 2001A (MBIA Insured)
         07-01-16              5.50%              $2,000,000(g)       $2,258,200
Commonwealth of Puerto Rico
     Unlimited General Obligation Refunding
     Bonds Series 2002 (FGIC Insured)
         07-01-14              5.50                2,000,000(g)        2,264,060
Total                                                                  4,522,260

South Carolina (4.6%)

State Public Service Authority
     Refunding Revenue Bonds
     Series 2002D (FSA Insured)
         01-01-13              5.25                3,000,000           3,287,820
State School Facilities
     Unlimited General Obligation Bonds
     Series 2001A
         01-01-07              5.00                1,000,000           1,088,860
State Transportation Infrastructure Bank
     Revenue Bonds Series 2000A (MBIA Insured)
         10-01-07              5.50                1,000,000           1,119,430
Total                                                                  5,496,110

Tennessee (0.9%)

Shelby County Public Unlimited Improvement
     General Obligation Bonds
     Series 2000A
         04-01-05              5.00                1,000,000           1,067,010

Texas (8.4%)

Houston Texas General Obligation
     Bonds Series 1999A
         03-01-08              5.25                1,000,000           1,097,780
Houston Water & Sewer System
     Junior Lien Refunding
     Revenue Bonds Series 2002B
     (AMBAC Insured)
         12-01-14              5.75                2,000,000           2,245,900
Humble Independent School District
     Unlimited General Obligation
     Capital Appreciation Refunding Bonds
     Zero Coupon Series 1997
     (Permanent School Fund Guarantee)
         02-15-07              5.03                1,000,000(d)          876,860
Lower Colorado River Authority
     Refunding Revenue Bonds
     Series 2002 (MBIA Insured)
         05-15-13              5.00                2,435,000           2,607,032
Lower Colorado River Authority
     Refunding Revenue Bonds
     Series 1999B (FSA Insured)
         05-15-08              6.00                1,000,000           1,136,260
State University Systems Financing
     Refunding Revenue Bonds
     Series 2002 (FSA Insured)
         03-15-16              5.25                2,000,000           2,117,440
Total                                                                 10,081,272

Virginia (3.8%)

Arlington County Unlimited General Obligation
     Public Improvement Bonds
     Series 2001
         02-01-07              4.50                1,000,000           1,072,540
Prince William County
     Public Improvement Facility
     Unlimited General Obligation Bonds
     Series 2000A
         08-01-06              5.00                1,000,000           1,091,460
Richmond Metropolitan Authority
     Expressway Refunding Revenue Bonds
     Series 2002 (FGIC Insured)
         07-15-15              5.25                2,125,000           2,326,535
Total                                                                  4,490,535

Washington (5.6%)

Energy Northwest Electric
     Refunding Revenue Bonds
     Project #3 Series 2002B
     (AMBAC Insured)
         07-01-16              6.00                2,000,000           2,236,420
King County Limited General
     Obligation Refunding Bonds
     Series 2002
         12-01-13              5.50                2,000,000           2,236,600

See accompanying notes to investments in securities.

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15 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon                Principal          Value(a)
issuer and                     rate                  amount
title of
issue(b,c)

Washington (cont.)

Port of Seattle Refunding Revenue Bonds
     Series 2000D (MBIA Insured) A.M.T.
         02-01-07              5.50%              $1,000,000          $1,084,880
Tacoma Electric System
     Refunding Revenue Bonds
     Series 2001B (FSA Insured)
         01-01-07              5.50                1,000,000           1,102,380
Total                                                                  6,660,280

Wisconsin (3.1%)

Badger State Tobacco Asset Securitization
     Revenue Bonds Series 2002
         06-01-10              5.50                1,500,000           1,501,815
Southwest Professional Baseball Park
     District Sales Tax
     Refunding Revenue Bonds
     Series 1998A (MBIA Insured)
         12-15-15              5.50                2,000,000           2,231,300
Total                                                                  3,733,115

Total municipal bonds
(Cost: $112,711,256)                                                $114,556,276

Municipal notes (6.8%)
Issuer(b,c,e)                Effective               Amount            Value(a)
                               yield               payable at
                                                    maturity
Brazos River Texas
     Harbor Naval District
     Revenue Bonds Merey Sweeny
     V.R. Series 2001A A.M.T.
         04-01-21              1.35%                $300,000            $300,000
Brazos River Texas
     Harbor Naval District
     Revenue Bonds Merey Sweeny
     V.R. Series 2001B
         04-01-21              1.35                  800,000             800,000
Clark County Nevada Airport
     Revenue Bonds (Clark County Aviation) V.R.
     Series 2001A (FGIC Insured) A.M.T
         07-01-35              1.19                  200,000             200,000
Gaston County North Carolina
     Industrial Facilities & Pollution Control
     Financing Authority Revenue Bond
     Duke Energy V.R. Series 1999
         10-01-12              1.40                1,200,000           1,200,000
Gulf Coast Texas Industrial Development Authority
     Solid Waste Disposal Revenue Bonds
     Citgo Petroleum V.R. Series 1994
         04-01-26              1.35                  300,000             300,000
Gulf Coast Texas Industrial Development Authority
     Environmental Facilities Revenue Bonds
     Citgo Petroleum V.R. Series 1999 A.M.T.
         04-01-29              1.35                  400,000             400,000
Harris County Texas Industrial Development
     Solid Waste Disposal Deer Park
     V.R. Series 1995
         03-01-23              1.40                  900,000             900,000
Mississippi Business Finance
     Solid Waste Disposal Refunding
     Revenue Bonds (Mississippi Power)
     V.R. Series 1998 A.M.T.
         05-01-28              1.40                1,500,000           1,500,000
Mobile Alabama Industrial Development Board
     Revenue Bonds
     Alabama Power/Barry Plant
     V.R. Series 2001B
         09-01-31              1.40                  500,000             500,000
Ohio State Water Development Authority
     Pollution Control Facilities Refunding
     Revenue Bonds Toledo Edison
     (Ohio Water Development Authority)
     V.R. Series 2000A
         04-01-24              1.30                  200,000             200,000
Putnam County Georgia Development Authority
     Pollution Control Revenue Bonds
     Georgia Power/Branch Plant
     V.R. Series 1997
         04-01-32              1.40                1,600,000           1,600,000
Sweetwater County Wyoming Pollution Control
     Refunding Revenue Bonds
     Idaho Power V.R. Series 1996C
         07-15-26              1.40                  200,000             200,000

Total municipal notes
(Cost: $8,100,000)                                                    $8,100,000

Total investments in securities
(Cost: $120,811,256)(h)                                             $122,656,276

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA      --    ACA Financial Guaranty Corporation

     AMBAC    --    American Municipal Bond Association Corporation

     BIG      --    Bond Investors Guarantee

     CGIC     --    Capital Guaranty Insurance Company

     FGIC     --    Financial Guarantee Insurance Corporation

     FHA      --    Federal Housing Authority

     FNMA     --    Federal National Mortgage Association

     FSA      --    Financial Security Assurance

     GNMA     --    Government National Mortgage Association

     MBIA     --    Municipal Bond Investors Assurance

     XLCA     --    XL Capital Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   --    Alternative Minimum Tax -- As of Nov. 30, 2002, the value of securities subject to alternative minimum tax represented
                    4.2% of net assets.

     B.A.N.   --    Bond Anticipation Note

     C.P.     --    Commercial Paper

     R.A.N.   --    Revenue Anticipation Note

     T.A.N.   --    Tax Anticipation Note

     T.R.A.N. --    Tax & Revenue Anticipation Note

     V.R.     --    Variable Rate

     V.R.D.B. --    Variable Rate Demand Bond

     V.R.D.N. --    Variable Rate Demand Note

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2002.

(f) At Nov. 30, 2002, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward commitment basis was $4,424,029.

(g) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.8% of net assets as of Nov. 30, 2002.

(h) At Nov. 30, 2002, the cost of securities for federal income tax purposes was $120,811,256 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $2,730,501
     Unrealized depreciation                                         (885,481)
                                                                     --------
     Net unrealized appreciation                                   $1,845,020
                                                                   ----------

--------------------------------------------------------------------------------
17 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Intermediate Tax-Exempt Fund

Nov. 30, 2002
Assets
Investments in securities, at value (Note 1)
   (identified cost $120,811,256)                                                                      $122,656,276
Cash in bank on demand deposit                                                                               40,858
Capital shares receivable                                                                                   111,908
Accrued interest receivable                                                                               1,557,587
Receivable for investment securities sold                                                                    15,469
                                                                                                             ------
Total assets                                                                                            124,382,098
                                                                                                        -----------
Liabilities
Dividends payable to shareholders                                                                            37,851
Capital shares payable                                                                                      107,320
Payable for investment securities purchased                                                               4,424,029
Accrued investment management services fee                                                                    2,957
Accrued distribution fee                                                                                      2,830
Accrued transfer agency fee                                                                                     223
Accrued administrative services fee                                                                             263
Other accrued expenses                                                                                       64,017
                                                                                                             ------
Total liabilities                                                                                         4,639,490
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                     $119,742,608
                                                                                                       ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                               $    226,229
Additional paid-in capital                                                                              117,398,946
Accumulated net realized gain (loss)                                                                        272,413
Unrealized appreciation (depreciation) on investments                                                     1,845,020
                                                                                                          ---------
Total -- representing net assets applicable to outstanding capital stock                               $119,742,608
                                                                                                       ============
Net assets applicable to outstanding shares:                Class A                                    $ 90,925,225
                                                            Class B                                    $ 20,450,747
                                                            Class C                                    $  8,365,359
                                                            Class Y                                    $      1,277
Net asset value per share of outstanding capital stock:     Class A shares         17,177,245          $       5.29
                                                            Class B shares          3,864,129          $       5.29
                                                            Class C shares          1,581,332          $       5.29
                                                            Class Y shares                243          $       5.26
                                                                                          ---          ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Statement of operations
AXP Intermediate Tax-Exempt Fund

Year ended Nov. 30, 2002
Investment income
Income:
Interest                                                             $3,407,948
                                                                     ----------
Expenses (Note 2):
Investment management services fee                                      381,710
Distribution fee
   Class A                                                              164,084
   Class B                                                              153,491
   Class C                                                               38,404
Transfer agency fee                                                      43,039
Incremental transfer agency fee
   Class A                                                                3,289
   Class B                                                                1,792
   Class C                                                                  540
Service fee -- Class Y                                                        1
Administrative services fees and expenses                                33,380
Compensation of board members                                            10,563
Custodian fees                                                           21,307
Printing and postage                                                     25,860
Registration fees                                                        71,856
Audit fees                                                               16,000
Other                                                                     2,660
                                                                          -----
Total expenses                                                          967,976
   Expenses waived/reimbursed by AEFC (Note 2)                          (68,384)
                                                                        -------
                                                                        899,592
   Earnings credits on cash balances (Note 2)                            (1,709)
                                                                         ------
Total net expenses                                                      897,883
                                                                        -------
Investment income (loss) -- net                                       2,510,065
                                                                      ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                       333,522
   Swap transactions                                                    (61,033)
                                                                        -------
Net realized gain (loss) on investments                                 272,489
Net change in unrealized appreciation (depreciation) on investments     989,944
                                                                        -------
Net gain (loss) on investments                                        1,262,433
                                                                      ---------
Net increase (decrease) in net assets resulting from operations      $3,772,498
                                                                     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Statements of changes in net assets
AXP Intermediate Tax-Exempt Fund

Year ended Nov. 30,                                                                      2002                  2001
Operations and distributions
Investment income (loss) -- net                                                  $  2,510,065          $  1,649,442
Net realized gain (loss) on investments                                               272,489               387,976
Net change in unrealized appreciation (depreciation) on investments                   989,944               857,954
                                                                                      -------               -------
Net increase (decrease) in net assets resulting from operations                     3,772,498             2,895,372
                                                                                    ---------             ---------
Distributions to shareholders from:
   Net investment income
     Class A                                                                       (2,056,143)           (1,362,751)
     Class B                                                                         (364,957)             (265,832)
     Class C                                                                          (90,223)              (19,514)
     Class Y                                                                              (42)                  (45)
   Net realized gain
     Class A                                                                         (147,931)                   --
     Class B                                                                          (34,449)                   --
     Class C                                                                           (4,348)                   --
     Class Y                                                                               (4)                   --
                                                                                           --                  ----
Total distributions                                                                (2,698,097)           (1,648,142)
                                                                                   ----------            ----------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                         66,118,141            34,064,933
   Class B shares                                                                  12,483,523             4,429,528
   Class C shares                                                                   7,566,831               905,413
Reinvestment of distributions at net asset value
   Class A shares                                                                   1,864,016             1,148,398
   Class B shares                                                                     335,158               218,537
   Class C shares                                                                      88,894                19,392
   Class Y shares                                                                          --                    45
Payments for redemptions
   Class A shares                                                                 (27,718,223)          (17,620,796)
   Class B shares (Note 2)                                                         (4,377,090)           (1,997,986)
   Class C shares (Note 2)                                                           (604,010)              (44,771)
                                                                                     --------               -------
Increase (decrease) in net assets from capital share transactions                  55,757,240            21,122,693
                                                                                   ----------            ----------
Total increase (decrease) in net assets                                            56,831,641            22,369,923
Net assets at beginning of year                                                    62,910,967            40,541,044
                                                                                   ----------            ----------
Net assets at end of year                                                        $119,742,608          $ 62,910,967
                                                                                 ============          ============
Undistributed net investment income                                              $         --          $      1,300
                                                                                 ------------          ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Notes to Financial Statements

AXP Intermediate Tax-Exempt Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Tax-Exempt Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in bonds and other debt obligations.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured

--------------------------------------------------------------------------------
21 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 ANNUAL REPORT put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Swap transactions

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Fund may enter into Bond Market Association (BMA) swap agreements. BMA swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating BMA market interest rate versus a fixed interest rate. The Fund may employ BMA swaps to synthetically add or subtract principal exposure to the municipal market.

The BMA index serves as the reference for the floating market interest rate, and is a weekly high-grade market index comprised of 7-day tax-exempt variable rate demand notes produced by Municipal Market Data Group.

Risks of entering into a swap include a lack of correlation between BMA swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, BMA swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

BMA swaps are valued daily and unrealized appreciation and depreciation is recorded. The Fund will realize a gain or a loss when the swap is terminated.

--------------------------------------------------------------------------------
22 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. As of Nov. 30, 2002, the Fund has entered into outstanding when-issued securities of $4,424,029.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

The tax character of distributions paid for the years indicated is as follows:

Year ended Nov. 30,                                                       2002             2001

Class A
Distributions paid from:
     Ordinary income -- tax-exempt interest distributions*            $2,057,966       $1,362,751
     Long-term capital gain                                              146,108               --

Class B
Distributions paid from:
     Ordinary income -- tax-exempt interest distributions*               365,382          265,832
     Long-term capital gain                                               34,024               --

Class C
Distributions paid from:
     Ordinary income -- tax-exempt interest distributions*                90,276           19,514
     Long-term capital gain                                                4,295               --

Class Y
Distributions paid from:
     Ordinary income -- tax-exempt interest distributions*                    42               45
     Long-term capital gain                                                    4               --

* Tax-exempt interest distributions were 100.00% and 100.00% for the years ended 2002 and 2001, respectively.

As of Nov. 30, 2002, the components of distributable earnings on a tax basis are as follows:

Undistributed tax-exempt income                                  $   37,851
Accumulated gain (loss)                                          $  300,671
Unrealized appreciation (depreciation)                           $1,816,762

--------------------------------------------------------------------------------
23 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.50

o   Class B $20.50

o   Class C $20.00

o   Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $332,225 for Class A, $32,634 for Class B and $1,809 for Class C for the year ended Nov. 30, 2002.

--------------------------------------------------------------------------------
24 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

For the year ended Nov. 30, 2002, AEFC and American Express Financial Advisors Inc. waived certain fees and expenses to 0.89% for Class A, 1.64% for Class B, 1.64% for Class C and 0.81% for Class Y. In addition, AEFC and American Express Financial Advisors Inc. have agreed to waive certain fees and to absorb certain expenses from Feb. 1, 2002 until Nov. 30, 2003. Under this agreement, total expenses will not exceed 0.88% for Class A, 1.64% for Class B, 1.63% for Class C and 0.81% for Class Y of the Fund's average daily net assets during the time period stated above.

During the year ended Nov. 30, 2002, the Fund's custodian and transfer agency fees were reduced by $1,709 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $96,941,160 and $42,529,560, respectively, for the year ended Nov. 30, 2002. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                               Year ended Nov. 30, 2002
                                              Class A           Class B          Class C           Class Y
Sold                                       12,513,172         2,357,292        1,424,341                --
Issued for reinvested distributions           354,001            63,694           16,816                --
Redeemed                                   (5,290,389)         (830,052)        (114,919)               --
                                           ----------          --------         --------               ---
Net increase (decrease)                     7,576,784         1,590,934        1,326,238                --
                                            ---------         ---------        ---------               ---

                                                               Year ended Nov. 30, 2001
                                              Class A           Class B          Class C           Class Y
Sold                                        6,585,648           854,119          174,158                --
Issued for reinvested distributions           221,828            42,245            3,745                 9
Redeemed                                   (3,408,747)         (387,323)          (8,640)               --
                                           ----------          --------           ------               ---
Net increase (decrease)                     3,398,729           509,041          169,263                 9
                                            ---------           -------          -------               ---

5. BANK BORROWINGS

The Fund has a revolving credit agreement with Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The agreement went into effect Sept. 24, 2002. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $200 million with U.S. Bank, N.A. The Fund had no borrowings outstanding during the year ended Nov. 30, 2002.

--------------------------------------------------------------------------------
25 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $5.19        $5.04        $5.02        $5.14        $5.09
Income from investment operations:
Net investment income (loss)                                        .16          .18          .19          .19          .19
Net gains (losses) (both realized and unrealized)                   .12          .15          .02         (.12)         .05
Total from investment operations                                    .28          .33          .21          .07          .24
Less distributions:
Dividends from net investment income                               (.17)        (.18)        (.19)        (.19)        (.19)
Distributions from realized gains                                  (.01)          --           --           --           --
Total distributions                                                (.18)        (.18)        (.19)        (.19)        (.19)
Net asset value, end of period                                    $5.29        $5.19        $5.04        $5.02        $5.14

Ratios/supplemental data
Net assets, end of period (in millions)                             $91          $50          $31          $29          $21
Ratio of expenses to average daily net assets(c)                   .89%(e)     1.02%         .99%         .90%(e)      .92%(e)
Ratio of net investment income (loss)
to average daily net assets                                       3.13%        3.45%        3.72%        3.78%        3.76%
Portfolio turnover rate (excluding short-term securities)           52%          75%          77%           9%           7%
Total return(i)                                                   5.45%        6.60%        4.22%        1.44%        4.85%

Class B
Per share income and capital changes(a)
Fiscal period ended Nov 30,                                        2002         2001         2000         1999         1998
Net asset value, beginning of period                              $5.19        $5.03        $5.02        $5.14        $5.09
Income from investment operations:
Net investment income (loss)                                        .12          .14          .15          .15          .15
Net gains (losses) (both realized and unrealized)                   .12          .16          .01         (.12)         .05
Total from investment operations                                    .24          .30          .16          .03          .20
Less distributions:
Dividends from net investment income                               (.13)        (.14)        (.15)        (.15)        (.15)
Distributions from realized gains                                  (.01)          --           --           --           --
Total distributions                                                (.14)        (.14)        (.15)        (.15)        (.15)
Net asset value, end of period                                    $5.29        $5.19        $5.03        $5.02        $5.14

Ratios/supplemental data
Net assets, end of period (in millions)                             $20          $12           $9           $9           $7
Ratio of expenses to average daily net assets(c)                  1.64%(f)     1.78%        1.75%        1.65%(f)     1.67%(f)
Ratio of net investment income (loss)
to average daily net assets                                       2.38%        2.69%        2.90%        3.02%        3.01%
Portfolio turnover rate (excluding short-term securities)           52%          75%          77%           9%           7%
Total return(i)                                                   4.66%        6.01%        3.23%         .69%        4.07%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
26 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Nov 30,                                        2002         2001      2000(b)
Net asset value, beginning of period                              $5.18        $5.03        $5.00
Income from investment operations:
Net investment income (loss)                                        .12          .14          .06
Net gains (losses) (both realized and unrealized)                   .13          .15          .03
Total from investment operations                                    .25          .29          .09
Less distributions:
Dividends from net investment income                               (.13)        (.14)        (.06)
Distributions from realized gains                                  (.01)          --           --
Total distributions                                                (.14)        (.14)        (.06)
Net asset value, end of period                                    $5.29        $5.18        $5.03

Ratios/supplemental data
Net assets, end of period (in millions)                              $8           $1          $--
Ratio of expenses to average daily net assets(c)                  1.64%(g)     1.77%        1.75%(d)
Ratio of net investment income (loss)
to average daily net assets                                       2.35%        2.66%        3.34%(d)
Portfolio turnover rate (excluding short-term securities)           52%          75%          77%
Total return(i)                                                   4.86%        5.82%        1.96%(j)

Class Y
Per share income and capital changes(a)
Fiscal period ended Nov 30,                                        2002         2001         2000         1999         1998
Net asset value, beginning of period                              $5.16        $5.02        $5.01        $5.13        $5.09
Income from investment operations:
Net investment income (loss)                                        .17          .19          .20          .21          .19
Net gains (losses) (both realized and unrealized)                   .12          .14          .01         (.12)         .05
Total from investment operations                                    .29          .33          .21          .09          .24
Less distributions:
Dividends from net investment income                               (.18)        (.19)        (.20)        (.21)        (.20)
Distributions from realized gains                                  (.01)          --           --           --           --
Total distributions                                                (.19)        (.19)        (.20)        (.21)        (.20)
Net asset value, end of period                                    $5.26        $5.16        $5.02        $5.01        $5.13

Ratios/supplemental data
Net assets, end of period (in millions)                             $--          $--          $--          $--          $--
Ratio of expenses to average daily net assets(c)                   .81%(h)      .95%         .92%         .80%(h)      .78%(h)
Ratio of net investment income (loss)
to average daily net assets                                       3.26%        3.49%        3.76%        4.03%        3.83%
Portfolio turnover rate (excluding short-term securities)           52%          75%          77%           9%           7%
Total return(i)                                                   5.67%        6.62%        4.24%        1.59%        4.78%

See accompanying notes to financial highlights.

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27 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.97%, 1.02% and 0.96% for the periods ended 2002, 1999 and 1998, respectively.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.73%, 1.78% and 1.71% for the periods ended 2002, 1999 and 1998, respectively.

(g) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.72% for the period ended 2002.

(h) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 0.90%, 0.94% and 0.88% for the periods ended 2002, 1999 and 1998, respectively.

(i)  Total return does not reflect payment of a sales charge.

(j)  Not annualized.

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28 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS

AXP TAX-EXEMPT SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Intermediate Tax-Exempt Fund (a series of AXP Tax-Exempt Series, Inc.) as of November 30, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended November 30, 2002 and the financial highlights for each of the years in the five-year period ended November 30, 2002. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Intermediate Tax-Exempt Fund as of November 30, 2002, and the results of its operations, changes in its net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

January 10, 2003

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29 -- AXP INTERMEDIATE TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Investments in Securities

AXP Tax-Exempt Bond Fund

Nov. 30, 2002
(Percentages represent value of investments compared to net assets)

Municipal bonds (95.3%)
Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(c)

Alaska (1.6%)

North Slope Borough
     Capital Appreciation Unlimited
     General Obligation Bonds
     Zero Coupon Series 1992A
     (MBIA Insured)
         06-30-03              2.02%              $8,500,000(b)       $8,426,815
North Slope Borough
     General Obligation Bonds
     Zero Coupon Series 1994B
     (CGIC Insured)
         06-30-04              7.05                3,000,000(b)        2,908,200
         06-30-05              7.15                3,000,000(b)        2,819,070
Total                                                                 14,154,085

Arizona (5.0%)

Maricopa County
     Industrial Development Authority
     Multi-family Housing
     Revenue Bonds Series 1996A
         07-01-26              6.63                2,500,000           2,861,625
Phoenix Industrial Development Authority
     Refunding Revenue Bonds
     Christian Care Apartments
     Series 1995A
         01-01-16              6.25                2,000,000           2,040,400
Phoenix Industrial Development Authority
     Single Family Mtge Capital Appreciation
     Revenue Bonds Zero Coupon Series 1983
     Escrowed to Maturity
         12-01-14              6.70               39,000,000(b)       22,511,970
Phoenix Junior Lien Street & Highway User
     Refunding Revenue Bonds Series 1992
         07-01-11              6.25                1,355,000           1,386,409
Scottsdale Municipal Property
     Excise Tax Refunding
     Revenue Bonds Series 2002
         07-01-13              5.50                3,505,000           3,961,561
State Agriculture Improvement & Power District
     Refunding Revenue Bonds Salt River Project
     Series 2002C
         01-01-10              5.00                6,050,000           6,548,036
State School Facilities Board
     School Improvement Revenue Bonds
     Series 2001
         07-01-03              5.00                2,000,000           2,043,480
State School Facilities Board
     School Improvement Revenue Bonds
     Series 2002
         07-01-12              5.50                3,030,000           3,417,234
Total                                                                 44,770,715

California (7.0%)

Orange County Certificates of Participation
     Civic Center Facility Capital Appreciation
     Refunding Bonds Zero Coupon Series 1991
     (AMBAC Insured)
         12-01-18              6.97               13,795,000(b)        6,122,773
Sacramento Cogeneration Authority
     Pre-refunded Revenue Bonds
     Procter & Gamble Series 1995
         07-01-14              6.50                5,000,000           5,687,200
State Department of Water Resources
     Power Supply Revenue Bonds
     Series 2002A (MBIA Insured)
         05-01-09              5.25               17,000,000          18,904,001
State General Obligation Bonds
     Residual Certificates Series 1999
     Inverse Floater (MBIA Insured)
         12-01-15             10.26                8,120,000(f)        9,703,562
State Public Works Board
     California Community Colleges Lease
     Pre-refunded Revenue Bonds
     Series 1994
         03-01-19              7.00                3,900,000           4,242,966

See accompanying notes to investments in securities.

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11 -- AXP TAX-EXEMPT BOND FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(c)

California (cont.)

State Public Works Board
     University of California
     Lease Refunding Revenue Bonds
     Series 1993A
         06-01-14              5.50%              $7,275,000          $8,145,017
Ukiah Unified School District
     Mendocino County
     Certificates of Participation
     Series 1993A
         09-01-10              6.00                3,790,000           3,901,350
West Covina Redevelopment Agency
     Community Facilities District
     Special Tax Refunding Bonds
     Series 1996
         09-01-17              6.00                5,000,000           5,714,500
Total                                                                 62,421,369

Colorado (2.2%)

Arapahoe County Public Highway Authority
     Capital Improvement Trust Fund
     E-470 Highway
     Pre-refunded Revenue Bonds
     Series 1986
         08-31-26              7.00                5,685,000           6,594,259
Dawson Ridge Metropolitan District
     Limited General Obligation Bonds
     Zero Coupon Series 1992A
         10-01-22              6.62                7,500,000(b)        2,580,150
E-470 Public Highway Authority
     Revenue Bonds Capital Appreciation
     Zero Coupon Series 2000B
     (MBIA Insured)
         09-01-20              6.20                6,000,000(b)        2,337,600
North Range Metropolitan District #1
     Limited Tax General Obligation Bonds
     Commerce City Series 2001
         12-15-31              7.25                5,000,000           4,981,700
Trailmark Metropolitan District Limited
     General Obligation Bonds
     Series 1999A
         12-01-18              5.80                3,165,000           3,097,269
Total                                                                 19,590,978

Connecticut (2.9%)

State General Obligation Bonds
     Series 1992A
         03-15-06              6.40                8,000,000           9,013,680
State General Obligation Bonds
     Series 2002C
         12-15-03              3.00                8,520,000           8,667,226
State General Obligation Bonds
     Series 2002F
         10-15-09              5.00                2,615,000           2,873,440
         10-15-10              5.00                4,685,000           5,119,159
Total                                                                 25,673,505

District of Columbia (3.4%)

District Unlimited Tax Capital Appreciation
     General Obligation Bonds
     Zero Coupon Series 1994B
     (MBIA Insured)
         06-01-13              6.63               23,945,000(b)       14,910,791
District Unlimited Tax Pre-refunded
     Capital Appreciation General Obligation Bonds
     Zero Coupon Series 1994B (MBIA Insured)
         06-01-14              6.64                8,315,000(b)        4,883,233
District Unlimited Tax Un-refunded
     Capital Appreciation General Obligation Bonds
     Zero Coupon Series 1994B (MBIA Insured)
         06-01-14              6.64               18,100,000(b)       10,522,797
Total                                                                 30,316,821

Florida (2.0%)

Broward County Resource Recovery
     Revenue Bonds Wheelabrator Series 2001A
         12-01-08              5.50                6,190,000           6,710,208
Broward County School Board Certificates of
     Participation Series 2002B (FSA Insured)
         07-01-03              3.50                2,295,000           2,323,825
Miami-Dade County Capital Asset Acquisition
     Special Obligation Bonds
     Series 2002A (AMBAC Insured)
         04-01-13              5.00                6,860,000           7,399,676
State Municipal Loan Council
     Capital Appreciation Revenue Bonds
     Zero Coupon Series 2000A (MBIA Insured)
         04-01-20              6.02                4,360,000(b)        1,742,518
Total                                                                 18,176,227

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12 -- AXP TAX-EXEMPT BOND FUND -- 2002 ANNUAL REPORT

Name of                   Coupon                   Principal            Value(a)
issuer and                  rate                      amount
title of issue(c)

Georgia (0.3%)

Richmond County Development Authority
     Revenue Bonds Zero Coupon Series 1991
     Escrowed to Maturity
         12-01-21              5.74%              $7,880,000(b)       $2,877,461

Hawaii (1.1%)

State Unlimited General Obligation Bonds
     Series 2002C (FSA Insured)
         07-01-10              5.25                9,065,000           9,955,546

Idaho (0.4%)

State Health Facilities Authority
     Revenue Bonds
     Bannock Regional Medical Center
     Series 1995
         05-01-17              6.38                1,450,000           1,509,885
         05-01-25              6.13                2,250,000           2,265,300
Total                                                                  3,775,185

Illinois (10.9%)

Alton Madison County Hospital Facilities
     Refunding Revenue Bonds
     St. Anthony's Health Center Series 1996
         09-01-10              6.00                2,975,000           3,001,567
         09-01-14              6.00                1,765,000           1,683,281
Cook & Will Counties Township High School
     District #206 Capital Appreciation Bonds
     Zero Coupon Series 1992C (AMBAC Insured)
         12-01-10              6.55                2,605,000(b)        1,885,317
Cook County Community
     Consolidated School District #21
     Capital Appreciation General Obligation Bonds
     Zero Coupon Series 2000 (FSA Insured)
         12-01-19              6.03                3,140,000(b)        1,283,632
Cook County School District #170
     Chicago Heights Pre-refunded
     Capital Appreciation Bonds
     Zero Coupon Series 1992C
     (AMBAC Insured)
         12-01-09              6.50                2,155,000(b)        1,652,045
         12-01-10              6.55                2,155,000(b)        1,559,638
Metropolitan Pier & Exposition Authority
     Dedicated State Tax Capital Appreciation
     Refunding Revenue Bonds McCormick
     Place Expansion Zero Coupon Series 1993A
     Escrowed to Maturity (FGIC Insured)
         06-15-10              6.64               10,760,000(b)        7,916,132
         06-15-16              6.80                9,000,000(b)        4,604,400
         06-15-21              6.54                1,870,000(b)          689,899
Metropolitan Pier & Exposition Authority
     Dedicated State Tax Capital Appreciation
     Un-refunded Revenue Bonds McCormick
     Place Expansion Zero Coupon Series 1993A
     (FGIC Insured)
         06-15-10              6.64                  240,000(b)          176,438
         06-15-21              6.54                3,130,000(b)        1,148,522
State Development Finance Authority
     Pollution Control Refunding Revenue Bonds
     Illinois Power Series 1991A
         07-01-21              7.38               10,000,000          11,787,200
State Development Finance Authority
     Regency Park Retirement Housing
     Revenue Bonds Zero Coupon
     Series 1991A Escrowed to Maturity
         07-15-23              6.68                5,000,000(b)        1,622,400
State Development Finance Authority
     Regency Park Retirement Housing
     Revenue Bonds Zero Coupon
     Series 1991B Escrowed to Maturity
         07-15-25              6.50               10,000,000(b)        2,877,600
State Development Finance Authority
     Retirement Housing Revenue Bonds
     Zero Coupon Series 1990 Escrowed to Maturity
         04-15-20              7.75               13,745,000(b)        5,536,486
State Educational Facilities Authority
     Pre-refunded Revenue Bonds
     Columbia College Series 1992
         12-01-17              6.88                1,930,000           2,120,395
State Educational Facilities Authority
     Un-refunded Revenue Bonds
     Columbia College Series 1992
         12-01-17              6.88                  830,000             853,605
State Health Facilities Authority
     Refunding Revenue Bonds
     Masonic Medical Center
     Series 1993
         10-01-19              5.50                5,000,000           5,266,700

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13 -- AXP TAX-EXEMPT BOND FUND -- 2002 ANNUAL REPORT

Name of                   Coupon                   Principal            Value(a)
issuer and                  rate                      amount
title of issue(c)

Illinois (cont.)

State Sales Tax Revenue Bonds 1st Series 2002
         06-15-10              5.00%              $6,000,000          $6,493,260
State Unlimited General Obligation Bonds
     1st Series 2002
         10-01-10              5.00                3,450,000           3,744,044
State Unlimited General Obligation Refunding
     Revenue Bonds 1st Series 2002 (MBIA Insured)
         08-01-14              5.50               25,000,000          27,777,499
University of Illinois Auxiliary
     Facilities Revenue Bonds
     Zero Coupon Series 1991 (AMBAC Insured)
         04-01-03              3.16                3,890,000(b)        3,870,861
Will County United School District #365
     Unlimited Tax General Obligation
     Revenue Bonds Series 2001 (FSA Insured)
         11-01-03              3.50                  920,000             938,345
Total                                                                 98,489,266

Indiana (1.8%)

Seymour Economic Development
     Revenue Bonds
     Union Camp Series 1992
         07-01-12              6.25                2,870,000           3,098,481
State Transportation Finance Authority
     Highway Revenue Bonds
     Series 1990A
         06-01-15              7.25                2,210,000           2,715,029
         06-01-15              7.25                7,790,000           9,843,132
Total                                                                 15,656,642

Kentucky (0.9%)

Muhlenberg County Hospital
     Refunding Revenue Bonds
     Muhlenberg Community Hospital
     Series 1996
         07-01-10              6.75                2,855,000           2,959,322
Owensboro Electric Light & Power
     Refunding Revenue Bonds
     Zero Coupon Series 1991B (AMBAC Insured)
         01-01-15              6.65                9,125,000(b)        5,130,713
Total                                                                  8,090,035

Louisiana (1.8%)

New Orleans Capital Appreciation
     General Obligation Refunding
     Revenue Bonds Zero Coupon
     Series 1991 (AMBAC Insured)
         09-01-12              6.63                6,250,000(b)        4,076,063
New Orleans Home Mtge Authority
     Special Obligation Refunding Bonds
     Series 1992 Escrowed to Maturity
         01-15-11              6.25                9,000,000          10,459,800
State Public Facilities Authority
     Revenue Bonds Centenary College
     Series 1997
         02-01-17              5.90                1,000,000           1,137,230
Total                                                                 15,673,093

Massachusetts (6.6%)

Route 3 North Transportation
     Improvement Association Lease
     Revenue Bonds Series 2000
     Inverse Floater (MBIA Insured)
         06-15-17             10.27                3,785,000(f)        4,490,751
State Health & Educational Facilities Authority
     Refunding Revenue Bonds
     Caritas Christi Obligated Group
     Series 1999A
         07-01-15              5.70                1,500,000           1,494,060
State Health & Educational Facilities Authority
     Revenue Bonds Harvard University
     Series 2002FF
         07-15-12              5.00                6,000,000           6,545,400
State Limited General Obligation Refunding
     Revenue Bonds Series 2002C
     (FGIC Insured)
         11-01-14              5.50                5,075,000           5,673,444
State Unlimited General Obligation Bonds
     Series 2002E
         01-01-08              5.50                7,000,000(h)        7,774,620
         01-01-10              5.50               12,000,000(h)       13,288,320
State Unlimited General Obligation Refunding
     Revenue Bonds Inverse Floater Series 2002
     (FGIC Insured)
         11-01-14              9.79               16,000,000(f)       19,773,440
Total                                                                 59,040,035

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14 -- AXP TAX-EXEMPT BOND FUND -- 2002 ANNUAL REPORT

Name of                   Coupon                   Principal            Value(a)
issuer and                  rate                      amount
title of issue(c)

Michigan (5.0%)

Battle Creek Calhoun County Downtown
     Development Authority Pre-refunded
     Bonds Series 1994
         05-01-22              7.65%              $3,750,000          $4,131,075
Detroit Downtown Development Authority
     Development Area Project #1 Junior Lien
     Tax Increment Pre-refunded Bonds
     Series 1996D
         07-01-25              6.50                6,000,000           6,933,000
Detroit Water Supply System
     Refunding Revenue Bonds
     Series 1992 (FGIC Insured)
         07-01-07              6.25                  580,000             593,781
State Hospital Finance Authority
     Refunding Revenue Bonds
     Central Michigan Community Hospital
     Series 1996
         10-01-16              6.25                2,225,000           2,195,430
State Hospital Finance Authority
     Refunding Revenue Bonds
     Presbyterian Villages Obligated Group
     Series 1995
         01-01-15              6.40                1,000,000           1,007,850
         01-01-25              6.50                1,000,000             988,380
State Hospital Finance Authority
     Refunding Revenue Bonds
     Presbyterian Villages Obligated Group
     Series 1997
         01-01-15              6.38                  400,000             404,080
State Public Power Agency Refunding Revenue Bonds
     Belle River Project Series 2002A
     (MBIA Insured)
         01-01-10              5.25                8,750,000(h)        9,560,075
State Strategic Fund Limited Tax Obligation
     Refunding Revenue Bonds
     Ford Motor Series 1991A
         02-01-06              7.10                5,000,000           5,218,800
State Unlimited General Obligation Refunding
     Revenue Bonds Series 2002
         12-01-14              5.50               10,700,000          12,044,133
Summit Academy North
     Public School Academy Certificates
     of Participation Series 2001
         07-01-21              7.13                1,615,000           1,630,359
Total                                                                 44,706,963

Minnesota (0.7%)

Austin Housing & Redevelopment Authority
     Governmental Housing Gross Revenue Bonds
     Courtyard Residence Series 2000A
         01-01-20              7.15                  650,000             657,482
Minneapolis Unlimited General Obligation Bonds
     Series 2001
         12-01-03              5.00                5,080,000           5,266,791
Total                                                                  5,924,273

Missouri (1.4%)

St. Louis Regional Convention & Sports Complex
     Authority Pre-refunded Revenue Bonds
     Series 1991C
         08-15-21              7.90                8,105,000           8,479,208
State Health & Education Facilities Authority
     Revenue Bonds Park College Series 1999
         06-01-19              5.88                4,000,000           4,085,800
Total                                                                 12,565,008

Nevada (2.0%)

Clark County School District
     Residual Certificates Series 2000
     Inverse Floater (FSA Insured)
         06-15-12              9.63                5,000,000(f)        6,188,600
Clark County Special Improvement District #108
     Local Improvement Bonds Summerlin
     Series 1997
         02-01-12              6.50                4,440,000           4,585,188
Department of Business & Industry
     Capital Appreciation Revenue Bonds
     Las Vegas Monorail
     Zero Coupon Series 2000
     (AMBAC Insured)
         01-01-15              5.65                9,870,000(b)        5,497,491
Summerlin Local Improvement
     Revenue Bonds District #808
     Series 2001
         06-01-11              6.00                1,995,000           2,058,222
Total                                                                 18,329,501

New Jersey (7.8%)

New Jersey Sports & Exposition Authority
     State Contract Rites Series 2000A
     Inverse Floater (MBIA Insured)
         03-01-16             10.33                3,385,000(f)        4,066,062

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15 -- AXP TAX-EXEMPT BOND FUND -- 2002 ANNUAL REPORT

Name of                   Coupon                   Principal            Value(a)
issuer and                  rate                      amount
title of issue(c)

New Jersey (cont.)

New Jersey Sports & Exposition Authority
     State Contract Rites Series 2000B
     Inverse Floater (MBIA Insured)
         03-01-17             10.33%              $3,535,000(f)       $4,172,219
New Jersey Sports & Exposition Authority
     State Contract Rites Series 2000C
     Inverse Floater (MBIA Insured)
         03-01-18             10.33                3,490,000(f)        4,146,399
State Building Authority Refunding Revenue Bonds
     Series 2002B (AMBAC Insured)
         12-15-08              5.25               13,000,000(h)       14,494,740
         12-15-10              5.25                9,370,000(h)       10,386,832
State Certificates of Participation Refunding Bonds
     Series 2000A
         06-15-09              5.25                9,450,000          10,471,451
State Transportation Certificates Series 2002-690
     Inverse Floater (AMBAC Insured)
         09-15-14              9.76               12,500,000(f)       15,398,250
State Transportation Trust Fund Authority
     Refunding Revenue Bonds
     Residual Certificates Inverse Floater
     Series 2000 (FSA Insured)
         06-15-14             10.73                5,000,000(f)        6,601,800
Total                                                                 69,737,753

New Mexico (0.5%)

State Highway Commission Senior Subordinated Lien
     Revenue Bonds Series 2001A
         06-15-03              4.75                4,000,000           4,073,760

New York (9.5%)

Metropolitan Transportation Authority
     Service Contract Revenue Bonds
     Series 2002B (MBIA Insured)
         01-01-14              5.50               12,500,000          13,951,750
New York City Unlimited General Obligation
     Pre-refunded Bonds Series 1994B-1
         08-15-16              7.00                8,850,000           9,724,646
New York City Unlimited General Obligation
     Refunding Bonds Series 2002C
         08-01-10              5.25               12,645,000          13,306,586
New York City Unlimited General Obligation
     Refunding Bonds Series 2002G
     (FGIC Insured)
         08-01-10              5.50               10,000,000          11,088,600
State Dormitory Authority
     New York City University System
     Consolidated 2nd Generation Resource
     Revenue Bonds Series 1993A
         07-01-18              5.75                5,500,000           6,202,955
State Dormitory Authority Revenue Bonds
     School District Financing Program
     Series 2002D (MBIA Insured)
         10-01-10              5.00               13,000,000          14,137,500
State Urban Development Revenue Bonds
     Correctional & Youth Facilities Series 2002A
         01-01-08              5.00               15,280,000          16,427,986
Total                                                                 84,840,023

Ohio (1.5%)

Carroll Water & Sewer District
     Unlimited Tax General Obligation Bonds
     Series 1998
         12-01-10              6.25                  705,000             746,306
State Highway Capital Improvements Unlimited
     General Obligation Bonds Series 2002G
         05-01-10              5.00                7,945,000(h)        8,659,811
State Unlimited General Obligation Revenue Bonds
     Series 2002B
         11-01-14              5.25                3,155,000           3,437,499
State Water Development Authority
     Pollution Control Refunding Revenue
     Bonds Cleveland Electric Illuminating
     Series 1995
         08-01-25              7.70                  300,000             320,385
Total                                                                 13,164,001

Oklahoma (0.9%)

Stillwater Medical Center Authority
     Hospital Revenue Bonds
     Series 1997B
         05-15-12              6.35                  965,000             999,055
Tulsa Industrial Authority Hospital
     Revenue Bonds Capital Appreciation
     St. John's Medical Center
     Zero Coupon Series 1990 (MBIA Insured)
         12-01-02              2.95                3,930,000(b)        3,929,686
Valley View Hospital Authority
     Refunding Revenue Bonds
     Series 1996
         08-15-14              6.00                2,695,000           2,680,393
Total                                                                  7,609,134

See accompanying notes to investments in securities.

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16 -- AXP TAX-EXEMPT BOND FUND -- 2002 ANNUAL REPORT

Name of                   Coupon                   Principal            Value(a)
issuer and                  rate                      amount
title of issue(c)

Pennsylvania (1.6%)

Allegheny County Industrial Development
     Authority Capital Appreciation Revenue Bonds
     Magee Women's Hospital
     Zero Coupon Series 1992 (FGIC Insured)
         10-01-17              5.81%              $5,115,000(b)       $2,405,226
Delaware County Industrial Development
     Authority Pollution Control
     Refunding Revenue Bonds
     Series 1997A
         07-01-13              6.10                4,000,000           4,191,160
Philadelphia Hospital & Higher Education
     Facilities Authority Hospital
     Revenue Bonds
     Friends Hospital Series 1993
         05-01-11              6.20                2,500,000           2,349,975
State Unlimited General Obligation
     Refunding Bonds
     Series 2002
         02-01-13              5.50                4,850,000           5,418,420
Total                                                                 14,364,781

Puerto Rico (1.4%)

Puerto Rico Electric Power Authority
     Refunding Revenue Bonds
     Series 2002-262 Inverse Floater
     (MBIA Insured)
         07-01-16              9.75                5,250,000(f,i)      6,605,550
Puerto Rico Municipal Finance Agency
     General Obligation Bonds
     Series 2000R Inverse Floater
     (FSA Insured)
         08-01-13             10.32                5,000,000(f,i)      6,116,900
Total                                                                 12,722,450

Rhode Island (0.2%)

Providence Special Tax Increment
     Obligation Bonds Series 1996D
         06-01-16              6.65                1,500,000           1,585,035

South Carolina (0.6%)

Horry County Hospital
     Refunding Revenue Bonds
     Conway Hospital Series 1992
         07-01-12              6.75                  750,000             767,445
Horry County School District
     Unlimited General Obligation Bonds
     Series 2002A
         03-01-10              5.00                4,635,000           5,020,308
Total                                                                  5,787,753

Texas (9.1%)

Austin Utility System Capital Appreciation
     Refunding Revenue Bonds Zero Coupon
     Series 1992 (AMBAC Insured)
         11-15-10              6.51                5,055,000(b)        3,659,315
Austin Utility System Capital Appreciation
     Refunding Revenue Bonds Zero Coupon
     Series 1992A (MBIA Insured)
         11-15-10              6.60               16,000,000(b)       11,582,400
Austin Utility System Refunding Revenue Bonds
     Series 2002A (AMBAC Insured)
         11-15-13              5.50                5,935,000           6,607,079
Duncanville Texas Independent School District
     Capital Appreciation Unlimited General
     Obligation Bonds Series 2001
     (Zero coupon through 8-15-03, thereafter 5.65%)
     (Permanent School Fund Guarantee)
         02-15-28              5.40               10,000,000(g)        9,907,800
Harris County Health Facilities Development
     Hermann Hospital Revenue Bonds
     Series 1994 (MBIA Insured)
         10-01-24              6.38                8,820,000           9,644,405
Houston Water & Sewer System
     Junior Lien Refunding Revenue Bonds
     Series 2002B (AMBAC Insured)
         12-01-14              5.75                8,000,000           8,983,600
Houston Water & Sewer System
     Junior Lien Refunding Revenue Bonds
     Zero Coupon Series 1991C
     (AMBAC Insured)
         12-01-08              6.60                8,000,000(b)        6,464,640
San Antonio Water Pre-refunded Revenue Bonds
     Series 1992 (FGIC Insured)
         05-15-07              6.40                  800,000             854,400

See accompanying notes to investments in securities.

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17 -- AXP TAX-EXEMPT BOND FUND -- 2002 ANNUAL REPORT

Name of                   Coupon                   Principal            Value(a)
issuer and                  rate                      amount
title of issue(c)

Texas (cont.)

San Antonio Water Refunding Revenue Bonds
     Escrowed to Maturity Series 1992
     (FGIC Insured)
         05-15-07              6.40%              $3,695,000          $4,258,377
San Antonio Water Revenue Bonds
     Series 2002A (FSA Insured)
         05-15-14              5.50                4,000,000           4,369,800
State Municipal Power Agency Pre-refunded
     Revenue Bonds Zero Coupon Series 1989
     (AMBAC Insured)
         09-01-09              6.90                  705,000(b)          544,168
State Municipal Power Agency Un-refunded
     Revenue Bonds Zero Coupon Series 1989
     (AMBAC Insured)
         09-01-09              6.90               17,295,000(b)       13,375,953
Tom Green County
     Health Facilities Development Hospital
     Revenue Bonds Shannon Health Systems
     Series 2001
         05-15-11              6.20                1,000,000           1,034,320
Total                                                                 81,286,257

Washington (4.9%)

Clark County School District #114 Unlimited General
     Obligation Bonds Series 2002 (FSA Insured)
         12-01-14              5.38                3,040,000           3,287,851
King & Snohomish Counties School District #417
     Unlimited General Obligation Bonds Series 2002
     (FSA Insured)
         12-01-03              3.00                3,050,000           3,098,709
King County Housing Authority Pooled Housing
     Refunding Revenue Bonds Series 1995A
         03-01-26              6.80                2,500,000           2,603,675
King County Unlimited Tax
     General Obligation Bonds
     Auburn School District #408
     Series 1992A
         12-01-06              6.38                8,000,000           8,787,440
King County Unlimited Tax
     General Obligation Bonds
     Issaquah School District #411
     Series 1992
         12-01-08              6.38               16,675,000          19,416,203
State Public Power Supply System
     Nuclear Power Project #3
     Capital Appreciation Refunding
     Revenue Bonds Zero Coupon
     Series 1989B (MBIA Insured)
         07-01-13              6.61               10,360,000(b)        6,393,881
Total                                                                 43,587,759

Wisconsin (0.3%)

State Health & Educational Facilities Authority
     Devine Savior Hospital Revenue Bonds
     Series 1999 (ACA Insured)
         06-01-28              5.70%              $3,140,000          $3,028,844

Total municipal bonds
(Cost: $787,808,358)                                                $851,974,258

Municipal notes (10.9%)
Issuer                 Effective                      Amount            Value(a)
(c,d,e,g)                  yield                  payable at
                                                    maturity
Arden Hills Housing & Health Care Facilities
     Refunding Revenue Bonds
     (Presbyterian Homes) V.R. Series 1999A
         09-01-29              1.30%              $2,475,000          $2,475,000
Bell County Texas Health Facilities Revenue Bonds
     V.R. 2nd Series 2000B (MBIA Insured)
         08-15-29              1.25                6,800,000           6,800,000
Harris County Texas Health Facilities Revenue Bonds
     (St. Lukes Episcopal Hospital) V.R. Series 2001B
         02-15-31              1.25                6,000,000           6,000,000
Illinois Development Finance Authority
     Revenue Bonds
     V.R. Series 2002 (AMBAC Insured)
         09-01-32              1.25                8,400,000           8,400,000
Illinois Health Facilities Authority Revenue Bonds
     (Elmhurst Memorial Health System) V.R.
     Series 1998A
         01-01-28              1.16                2,705,000           2,705,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18 -- AXP TAX-EXEMPT BOND FUND -- 2002 ANNUAL REPORT

Issuer                 Effective                      Amount            Value(a)
(c,d,e,g)                  yield                  payable at
                                                    maturity

Massachusetts State Health & Educational Facilities
     Authority Revenue Bonds (Massachusetts
     Health & Education Facilities)
     V.R. Series 1985D (MBIA Insured)
         01-01-35              1.20%              $3,300,000          $3,300,000
Minneapolis & St. Paul Housing & Redevelopment
     Authority Health Care System Revenue Bonds
     (Children's Health Care) V.R. Series1995B
         08-15-25              1.30                2,200,000           2,200,000
Minnesota State Higher Education Facilities
     Authority Revenue Bonds V.R. 5th Series 2002M
         10-01-20              1.25                  200,000             200,000
Missouri State Health & Educational Facilities Authority
     Revenue Bonds V.R. Series 1999B (AMBAC Insured)
         10-01-24              1.30                2,500,000           2,500,000
Missouri State Health & Educational Facilities Authority
     Revenue Bonds (Washington University) V.R.
     Series 2000B
         03-01-40              1.20               10,300,000          10,300,000
Montgomery County Ohio Revenue Bonds
     (MedAmerica) V.R. Series 1998A
         11-15-22              1.25                8,100,000           8,100,000
New York City Unlimited General Obligation Bonds
     V.R. Series 1994H (MBIA Insured)
         08-01-13              1.40                2,100,000           2,100,000
Ohio State Higher Educational Facilities Revenue Bonds
     V.R. Series 2002A
         10-01-31              1.30                5,000,000           5,000,000
Pennsylvania State Health System Authority
     Refunding Revenue Bonds
     (Geisinger Health System) V.R. Series 2000
         08-01-28              1.15               21,620,000          21,620,000
University of Missouri Revenue Bonds
     (University of Missouri)
     V.R. Series 2001A
         11-01-31              1.20                8,000,000           8,000,000
Utah County Utah Hospital Revenue Bonds
     (Intermountain Health Care Services)
     V.R. Series 2002B
         05-15-35              1.25                7,800,000           7,800,000

Total municipal notes
(Cost: $97,500,000)                                                  $97,500,000

Total investments in securities
(Cost: $885,308,358)(j)                                             $949,474,258

See accompanying notes to investments in securities.

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19 -- AXP TAX-EXEMPT BOND FUND -- 2002 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA       --   ACA Financial Guaranty Corporation

     AMBAC     --   American Municipal Bond Association Corporation

     BIG       --   Bond Investors Guarantee

     CGIC      --   Capital Guaranty Insurance Company

     FGIC      --   Financial Guarantee Insurance Corporation

     FHA       --   Federal Housing Authority

     FNMA      --   Federal National Mortgage Association

     FSA       --   Financial Security Assurance

     GNMA      --   Government National Mortgage Association

     MBIA      --   Municipal Bond Investors Assurance

     XLCA      --   XL Capital Assurance

(d) The following abbreviations may be used in the portfolio descriptions:

     B.A.N.    --   Bond Anticipation Note

     C.P.      --   Commercial Paper

     R.A.N.    --   Revenue Anticipation Note

     T.A.N.    --   Tax Anticipation Note

     T.R.A.N.  --   Tax & Revenue Anticipation Note

     V.R.      --   Variable Rate

     V.R.D.B.  --   Variable Rate Demand Bond

     V.R.D.N.  --   Variable Rate Demand Note

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Nov. 30, 2002. As of Nov. 30, 2002 the value of inverse floaters represented 9.8% of net assets.

(g) For zero coupon bonds that become payable at a future date, the interest rate disclosed represents the annualized effective yield from date of acquisition through maturity.

(h) At Nov. 30, 2002, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $65,026,925.

(i) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.4% of net assets as of Nov. 30, 2002.

(j) At Nov. 30, 2002, the cost of securities for federal income tax purposes was $885,749,730 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $66,577,544
     Unrealized depreciation                                      (2,853,016)
                                                                  ----------
     Net unrealized appreciation                                 $63,724,528
                                                                 -----------

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20 -- AXP TAX-EXEMPT BOND FUND -- 2002 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Tax-Exempt Bond Fund

Nov. 30, 2002
Assets
Investments in securities, at value (Note 1)
   (identified cost $885,308,358)                                                                      $949,474,258
Cash in bank on demand deposit                                                                               71,752
Capital shares receivable                                                                                   158,452
Dividends and accrued interest receivable                                                                10,050,715
Receivable for investment securities sold                                                                   200,967
                                                                                                            -------
Total assets                                                                                            959,956,144
                                                                                                        -----------
Liabilities
Dividends payable to shareholders                                                                           379,402
Capital shares payable                                                                                       51,096
Payable for investment securities purchased                                                              65,026,925
Accrued investment management services fee                                                                   22,067
Accrued distribution fee                                                                                     14,970
Accrued transfer agency fee                                                                                   1,335
Accrued administrative services fee                                                                           1,961
Other accrued expenses                                                                                       64,474
                                                                                                             ------
Total liabilities                                                                                        65,562,230
                                                                                                         ----------
Net assets applicable to outstanding capital stock                                                     $894,393,914
                                                                                                       ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                               $  2,205,893
Additional paid-in capital                                                                              826,793,806
Accumulated net realized gain (loss)                                                                      1,228,317
Unrealized appreciation (depreciation) on investments                                                    64,165,898
                                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock                               $894,393,914
                                                                                                       ============
Net assets applicable to outstanding shares:                Class A                                    $828,426,995
                                                            Class B                                    $ 60,066,358
                                                            Class C                                    $  5,898,586
                                                            Class Y                                    $      1,975
Net asset value per share of outstanding capital stock:     Class A shares        204,322,493          $       4.05
                                                            Class B shares         14,812,109          $       4.06
                                                            Class C shares          1,454,228          $       4.06
                                                            Class Y shares                487          $       4.06
                                                                                          ---          ------------

See accompanying notes to financial statements.

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21 -- AXP TAX-EXEMPT BOND FUND -- 2002 ANNUAL REPORT

Statement of operations
AXP Tax-Exempt Bond Fund

Year ended Nov. 30, 2002
Investment income
Income:
Interest                                                               $ 45,752,914
                                                                       ------------
Expenses (Note 2):
Investment management services fee                                        4,086,654
Distribution fee
   Class A                                                                2,113,633
   Class B                                                                  575,402
   Class C                                                                   51,499
Transfer agency fee                                                         383,711
Incremental transfer agency fee
   Class A                                                                   38,958
   Class B                                                                    6,502
   Class C                                                                      694
Service fee -- Class Y                                                            3
Administrative services fees and expenses                                   375,680
Compensation of board members                                                14,780
Custodian fees                                                               49,294
Printing and postage                                                         66,055
Registration fees                                                            56,363
Audit fees                                                                   37,000
Other                                                                        10,967
                                                                             ------
Total expenses                                                            7,867,195
   Earnings credits on cash balances (Note 2)                                (9,330)
                                                                             ------
Total net expenses                                                        7,857,865
                                                                          ---------
Investment income (loss) -- net                                          37,895,049
                                                                         ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                        16,547,561
   Swap transactions                                                     (2,102,767)
                                                                         ----------
Net realized gain (loss) on investments                                  14,444,794
Net change in unrealized appreciation (depreciation) on investments     (14,425,283)
                                                                        -----------
Net gain (loss) on investments                                               19,511
                                                                             ------
Net increase (decrease) in net assets resulting from operations        $ 37,914,560
                                                                       ============

See accompanying notes to financial statements.

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22 -- AXP TAX-EXEMPT BOND FUND -- 2002 ANNUAL REPORT

Statements of changes in net assets
AXP Tax-Exempt Bond Fund

Year ended Nov. 30,                                                                      2002                  2001
Operations and distributions
Investment income (loss) -- net                                                  $ 37,895,049          $ 40,878,120
Net realized gain (loss) on investments                                            14,444,794            18,929,092
Net change in unrealized appreciation (depreciation) on investments               (14,425,283)            8,342,524
                                                                                  -----------             ---------
Net increase (decrease) in net assets resulting from operations                    37,914,560            68,149,736
                                                                                   ----------            ----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                      (35,723,130)          (39,372,850)
     Class B                                                                       (1,996,207)           (1,723,409)
     Class C                                                                         (174,833)              (64,708)
     Class Y                                                                              (86)               (8,863)
                                                                                          ---                ------
Total distributions                                                               (37,894,256)          (41,169,830)
                                                                                  -----------           -----------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                         70,523,836           117,089,854
   Class B shares                                                                  16,974,180            20,909,451
   Class C shares                                                                   3,420,432             3,917,345
   Class Y shares                                                                          --                 2,214
Reinvestment of distributions at net asset value
   Class A shares                                                                  24,601,228            27,259,304
   Class B shares                                                                   1,620,813             1,419,274
   Class C shares                                                                     152,933                60,339
   Class Y shares                                                                          --                 8,863
Payments for redemptions
   Class A shares                                                                (133,065,616)         (115,290,931)
   Class B shares (Note 2)                                                        (11,654,342)           (7,582,583)
   Class C shares (Note 2)                                                         (1,729,804)             (230,025)
   Class Y shares                                                                          --              (226,338)
                                                                                        -----              --------
Increase (decrease) in net assets from capital share transactions                 (29,156,340)           47,336,767
                                                                                  -----------            ----------
Total increase (decrease) in net assets                                           (29,136,036)           74,316,673
Net assets at beginning of year                                                   923,529,950           849,213,277
                                                                                  -----------           -----------
Net assets at end of year                                                       $ 894,393,914         $ 923,529,950
                                                                                =============         =============

See accompanying notes to financial statements.

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23 -- AXP TAX-EXEMPT BOND FUND -- 2002 ANNUAL REPORT

Notes to Financial Statements

AXP Tax-Exempt Bond Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Tax-Exempt Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in investment-grade bonds and other debt obligations whose interest is exempt from federal income tax.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call

--------------------------------------------------------------------------------
24 -- AXP TAX-EXEMPT BOND FUND -- 2002 ANNUAL REPORT option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Swap transactions

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Fund may enter into Bond Market Association (BMA) swap agreements. BMA swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating BMA market interest rate versus a fixed interest rate. The Fund may employ BMA swaps to synthetically add or subtract principal exposure to the municipal market.

The BMA index serves as the reference for the floating market interest rate, and is a weekly high-grade market index comprised of 7-day tax-exempt variable rate demand notes produced by Municipal Market Data Group.

Risks of entering into a swap include a lack of correlation between BMA swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, BMA swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

BMA swaps are valued daily and unrealized appreciation and depreciation is recorded. The Fund will realize a gain or a loss when the swap is terminated.

--------------------------------------------------------------------------------
25 -- AXP TAX-EXEMPT BOND FUND -- 2002 ANNUAL REPORT

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. As of Nov. 30, 2002, the Fund has entered into outstanding when-issued securities of $18,503,761 and other forward-commitments of $46,523,164.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

The tax character of distributions paid for the years indicated is as follows:

Year ended Nov. 30,                                                         2002             2001

Class A
Distributions paid from:
     Ordinary income -- tax-exempt interest distributions*           $35,723,130      $39,372,850
     Long-term capital gain                                                   --               --

Class B
Distributions paid from:
     Ordinary income -- tax-exempt interest distributions*             1,996,207        1,723,409
     Long-term capital gain                                                   --               --

Class C
Distributions paid from:
     Ordinary income -- tax-exempt interest distributions*               174,833           64,708
     Long-term capital gain                                                   --               --

Class Y
Distributions paid from:
     Ordinary income -- tax-exempt interest distributions*                    86            8,863
     Long-term capital gain                                                   --               --

* Tax-exempt interest distributions were 95.54% and 98.61% for the years 2002 and 2001, respectively.

As of Nov. 30, 2002, the components of distributable earnings on a tax basis are as follows:

Undistributed tax-exempt income                                 $   379,403
Accumulated gain (loss)                                         $ 7,223,353
Unrealized appreciation (depreciation)                          $58,170,861

--------------------------------------------------------------------------------
26 -- AXP TAX-EXEMPT BOND FUND -- 2002 ANNUAL REPORT

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.50

o   Class B $20.50

o   Class C $20.00

o   Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $722,315 for Class A, $88,812 for Class B and $3,804 for Class C for the year ended Nov. 30, 2002.

During the year ended Nov. 30, 2002, the Fund's custodian and transfer agency fees were reduced by $9,330 as a result of earnings credits from overnight cash balances.

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27 -- AXP TAX-EXEMPT BOND FUND -- 2002 ANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $877,129,467 and $929,349,007, respectively, for the year ended Nov. 30, 2002. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                               Year ended Nov. 30, 2002
                                             Class A           Class B          Class C           Class Y
Sold                                       17,279,640         4,153,975          837,532                --
Issued for reinvested distributions         6,040,118           397,717           37,487                --
Redeemed                                  (32,674,273)       (2,857,314)        (425,731)               --
                                          -----------        ----------          -------           -------
Net increase (decrease)                    (9,354,515)        1,694,378          449,288                --
                                            ---------         ---------          -------           -------

                                                               Year ended Nov. 30, 2001
                                             Class A           Class B          Class C           Class Y
Sold                                       28,911,277         5,147,197          963,455               487
Issued for reinvested distributions         6,723,302           349,908           14,827             2,189
Redeemed                                  (28,409,578)       (1,870,297)         (56,751)          (55,138)
                                          -----------        ----------          -------           -------
Net increase (decrease)                     7,225,001         3,626,808          921,531           (52,462)
                                            ---------         ---------          -------           -------

5. BANK BORROWINGS

The Fund has a revolving credit agreement with Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The agreement went into effect Sept. 24, 2002. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $200 million with U.S. Bank, N.A. The Fund had no borrowings outstanding during the year ended Nov. 30, 2002.

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28 -- AXP TAX-EXEMPT BOND FUND -- 2002 ANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $4.05        $3.93        $3.84        $4.18        $4.11
Income from investment operations:
Net investment income (loss)                                        .17          .19          .20          .21          .21
Net gains (losses) (both realized and unrealized)                    --          .12          .09         (.34)         .07
Total from investment operations                                    .17          .31          .29         (.13)         .28
Less distributions:
Dividends from net investment income                               (.17)        (.19)        (.20)        (.21)        (.21)
Net asset value, end of period                                    $4.05        $4.05        $3.93        $3.84        $4.18

Ratios/supplemental data
Net assets, end of period (in millions)                            $828         $866         $811         $877         $984
Ratio of expenses to average daily net assets(c)                   .81%         .81%         .82%         .77%         .73%
Ratio of net investment income (loss)
to average daily net assets                                       4.23%        4.54%        5.31%        5.17%        4.96%
Portfolio turnover rate (excluding short-term securities)          102%          53%          28%          45%          18%
Total return(e)                                                   4.30%        7.88%        7.89%       (3.22%)       6.96%

Class B
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $4.05        $3.93        $3.84        $4.18        $4.11
Income from investment operations:
Net investment income (loss)                                        .15          .16          .17          .18          .18
Net gains (losses) (both realized and unrealized)                    --          .12          .09         (.34)         .07
Total from investment operations                                    .15          .28          .26         (.16)         .25
Less distributions:
Dividends from net investment income                               (.14)        (.16)        (.17)        (.18)        (.18)
Net asset value, end of period                                    $4.06        $4.05        $3.93        $3.84        $4.18

Ratios/supplemental data
Net assets, end of period (in millions)                             $60          $53          $37          $39          $35
Ratio of expenses to average daily net assets(c)                  1.57%        1.57%        1.57%        1.53%        1.48%
Ratio of net investment income (loss)
to average daily net assets                                       3.47%        3.77%        4.55%        4.41%        4.21%
Portfolio turnover rate (excluding short-term securities)          102%          53%          28%          45%          18%
Total return(e)                                                   3.77%        7.07%        7.08%       (3.97%)       6.18%

See accompanying notes to financial highlights.

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29 -- AXP TAX-EXEMPT BOND FUND -- 2002 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                       2002         2001      2000(b)
Net asset value, beginning of period                              $4.06        $3.93        $3.82
Income from investment operations:
Net investment income (loss)                                        .14          .16          .07
Net gains (losses) (both realized and unrealized)                    --          .13          .11
Total from investment operations                                    .14          .29          .18
Less distributions:
Dividends from net investment income                               (.14)        (.16)        (.07)
Net asset value, end of period                                    $4.06        $4.06        $3.93

Ratios/supplemental data
Net assets, end of period (in millions)                              $6           $4          $--
Ratio of expenses to average daily net assets(c)                  1.57%        1.57%        1.57%(d)
Ratio of net investment income (loss)
to average daily net assets                                       3.39%        3.62%        5.37%(d)
Portfolio turnover rate (excluding short-term securities)          102%          53%          28%
Total return(e)                                                   3.52%        7.35%        4.89%(f)

Class Y
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $4.06        $3.93        $3.83        $4.18        $4.11
Income from investment operations:
Net investment income (loss)                                        .18          .19          .21          .21          .21
Net gains (losses) (both realized and unrealized)                    --          .13          .10         (.35)         .07
Total from investment operations                                    .18          .32          .31         (.14)         .28
Less distributions:
Dividends from net investment income                               (.18)        (.19)        (.21)        (.21)        (.21)
Net asset value, end of period                                    $4.06        $4.06        $3.93        $3.83        $4.18

Ratios/supplemental data
Net assets, end of period (in millions)                             $--          $--          $--          $--          $--
Ratio of expenses to average daily net assets(c)                   .66%         .66%         .66%         .67%         .63%
Ratio of net investment income (loss)
to average daily net assets                                       4.32%        4.72%        5.46%        5.21%        5.05%
Portfolio turnover rate (excluding short-term securities)          102%          53%          28%          45%          18%
Total return(e)                                                   4.40%        8.28%        8.33%       (3.32%)       7.06%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

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30 -- AXP TAX-EXEMPT BOND FUND -- 2002 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS

AXP TAX-EXEMPT SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Tax-Exempt Bond Fund (a series of AXP Tax-Exempt Series, Inc.) as of November 30, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended November 30, 2002, and the financial highlights for each of the years in the five-year period ended November 30, 2002. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Tax-Exempt Bond Fund as of November 30, 2002, the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

January 10, 2003

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31 -- AXP TAX-EXEMPT BOND FUND -- 2002 ANNUAL REPORT

PART C.    OTHER INFORMATION

Item 23. Exhibits.

(a)(1) Articles of Incorporation amended October 17, 1988, filed as Exhibit 1 to Post-Effective Amendment No. 23 to this Registration Statement, are incorporated by reference.

(a)(2) Articles of Amendment, dated June 16, 1999 are incorporated by reference to Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 48 filed on or about Jan. 29, 2001.

(b) By-Laws as amended Jan. 11, 2001 are incorporated by reference to Exhibit (b) to Registrant's Post-Effective Amendment No. 48 filed on or about Jan. 29, 2001.

(c) Stock certificate, filed as Exhibit 4 to Registrant's Registration Statement No. 2-57382 on September 30, 1976, is incorporated by reference.

(d)(1) Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed as
          Exhibit 5 to Registrant's Post-Effective Amendment No. 42 to Registration Statement 2-57328 is incorporated by reference.

(d)(2) Investment Management Services Agreement between Registrant on behalf of IDS Intermediate Tax-Exempt Fund and American Express Financial Corporation, dated Nov. 13, 1996, is incorporated by reference to
          Exhibit 5(a) of Registrant's Post-Effective Amendment No. 43 filed on or about Jan. 27, 1998.

(d)(3) Amendment to Investment Management Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (d)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference. Registrant's Amendment to Investment Management Services Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(e) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22 to Registration Statement File No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant and First National Bank of Minneapolis, dated August 16, 1979, filed electronically as Exhibit 8 to Registrant's Post-Effective Amendment No. 42 to Registration Statement 2-57328 is incorporated by reference.

(g)(2) Custodian Agreement between Registrant on behalf of IDS Intermediate Tax-Exempt Fund and First Bank National Association, dated Nov. 13, 1996, is incorporated by reference to Exhibit 8(a) of Registrant's Post-Effective Amendment No. 43 filed on or about Jan. 27, 1998.

(h)(1) Administrative Services Agreement between Registrant and American Express Financial Corporation dated March 20, 1995, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 42 to Registration Statement 2-57328 is incorporated by reference.

(h)(2) Administrative Services Agreement between Registrant on behalf of IDS Intermediate Tax-Exempt Fund and American Express Financial Corporation, dated Nov. 13, 1996, is incorporated by reference to
          Exhibit 9(e) of Registrant's Post-Effective Amendment No. 43 filed on or about Jan. 27, 1998.

(h)(3) Amendment to Administrative Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (h)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference.
          Registrant's Amendment to Administrative Services Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(4) License Agreement between Registrant and IDS Financial Corporation dated Jan. 25, 1988 is incorporated by reference to Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 44 filed on or about Nov. 24, 1998.

(h)(5) License Agreement, dated June 17, 1999 between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(6) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997 filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(7) Transfer Agency Agreement between AXP Tax-Exempt Series, Inc. on behalf of AXP Intermediate Tax-Exempt Fund and AXP Tax-Exempt Bond Fund and American Express Client Service Corporation, dated May 10, 2001 filed electronically as Exhibit (h)(6) to Registrant's Post-Effective Amendment No. 49 filed on or about Jan. 29, 2002, is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)       Independent Auditors' Consent is filed electronically herewith.

(k)       Omitted Financial Statements: None.

(l)       Initial Capital Agreements: Not Applicable.

(m)(1) Plan and Agreement of Distribution dated July 1, 1999 between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc. Post-Effective Amendment No. 36 to Registration Statement File No.
          2-72174 filed on or about July 30, 1999. Registrant's Plan and Agreement of Distribution differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(m)(2) Plan and Agreement of Distribution For Class C Shares dated March 9, 2000, between AXP Bond Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m)(2) to AXP Bond Fund, Inc.'s Post-Effective Amendment No. 51 to Registration
          Statement File No. 2-51586 filed on or about June 26, 2000. Registrant's Plan and Agreement of Distribution for Class C Shares differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(n) Rule 18f-3 Plan, dated March 9, 2000, is incorporated by reference to Exhibit (n) to AXP Bond Fund Inc.'s Post-Effective Amendment No. 51 to Registration Statement file No. 2-51586 filed on or about June 26, 2000.

(o)       Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000, as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter, dated July 2002, filed electronically on or about Nov. 20, 2002, as Exhibit (p)(2) to AXP Progressive Series, Inc.'s Post-Effective Amendment No. 72 to Registration Statement No. 2-30059 is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign amendments to this Registration Statement, dated January 8, 2003, is filed electronically herewith.

(q)(2) Officers' Power of Attorney to sign amendments to this Registration Statement, dated January 9, 2002, filed electronically as Exhibit
          (q)(2) to Registrant's Post-Effective Amendment No. 49 filed on or about Jan. 29, 2002 is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign amendments to this Registration Statement, dated September 17, 2002 filed electronically as Exhibit
          (q)(3) to Registrant's Post-Effective Amendment No. 50 filed on or about Nov. 12, 2002, is incorporated by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant:

                  None.

Item 25.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 26.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Ruediger Adolf                  American Express Financial                                Senior Vice President
Senior Vice President           Advisors Inc.

Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - General        Assurance Company            P.O. Box 5555
Manager Annuities                                            Albany, NY  12205-0555

                                American Enterprise Life                                  Director, Chairman of the Board and
                                Insurance Company                                         Executive Vice President - Annuities

                                American Express Financial                                Vice President - General Manager
                                Advisors Inc.                                             Annuities

                                American Partners Life       1751 AXP Financial Center    Director, President
                                Insurance Company            Minneapolis MN  55474        and Chief Executive Officer

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B

Ward D. Armstrong               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retirement Services and Asset
Retirement Services                                                                       Management
and Asset Management
                                American Express Asset                                    Director and President
                                Management Group Inc.

                                American Express Service                                  Vice President - Workplace
                                Corporation                                               Financial Services

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing                                      Director
                                Group LLC

Mark J. Babij                   American Express                                          Vice President - Finance
Vice President - Finance        Financial Advisors Inc.

John M. Baker                   American Express Financial                                Vice President - Plan
Vice President - Plan Sponsor   Advisors Inc.                                             Sponsor Services
Services
                                American Express Asset                                    Vice President
                                Management Group Inc.

                                American Express Trust                                    Director and Senior Vice President
                                Company

Dudley Barksdale                American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Development
Development

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Chairman of the Board
                                Insurance Company

                                IDS Insurance Agency of                                   Director, President and Chief
                                Arkansas Inc.                                             Executive Officer

                                IDS Insurance Agency of                                   Director, President and Chief
                                Ohio Inc.                                                 Executive Officer

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer

                                IDS REO 1, LLC                                            Director and President

Arthur H. Berman                American Express                                          Senior Vice President - Finance
Senior Vice President -         Financial Advisors Inc.
Finance

Walter S. Berman                American Express                                          Director
Director, Senior Vice President Certificate Company
and Chief Financial Officer
                                American Express Financial                                Director, Senior Vice President
                                Advisors Inc.                                             and Chief Financial Officer

Robert C. Bloomer               American Express                                          Vice President - Technologies
Vice President -                Financial Advisors Inc.
Technologies

Leslie H. Bodell                American Express                                          Vice President - Technologies
Vice President -                Financial Advisors Inc.
Technologies

Douglas W. Brewers              American Express Financial                                Vice President - Sales
Vice President - Sales Support  Advisors Inc.                                             Support

Paul V. Bruce                   American Express                                          Vice President - Compliance
Vice President -                Financial Advisors Inc.
Compliance

Kenneth I. Chenault             American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Operating Officer
                                                             New York, NY  10285

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                American Express Financial                                Vice President - Relationship Leader
Vice President - Retail         Advisors Inc.                                             Retail Distribution Services
Distribution Services

James M. Cracchiolo             American Express Financial                                Director, Chairman, President and
Director, Chairman of           Advisors Inc.                                             Chief Executive Officer
the Board, President and
Chief Executive Officer

Colleen Curran                  American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel

Luz Maria Davis                 American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Communications
Communications

William V. Elliott              American Express Financial                                Vice President - Financial
Vice President - Financial      Advisors Inc.                                             Planning and Advice
Planning and Advice

Benjamin R. Field               American Express                                          Vice President - Finance Education &
Vice President - Finance        Financial Advisors Inc.                                   Planning
Education & Planning

Giunero Floro                   American Express                                          Vice President - Creative Services
Vice President - Creative       Financial Advisors Inc.
Services

Terrence J. Flynn               American Express                                          Vice President - Brokerage Service
Vice President - Brokerage      Financial Advisors Inc.
Service Operations
                                American Enterprise                                       Senior Vice President
                                Investment Services Inc.

Jeffery P. Fox                  American Express                                          Vice President - Investment Accounting
Vice President -                Financial Advisors Inc.
Investment Accounting

Brenda H. Fraser                American Express Financial                                Executive Vice President -
Executive Vice                  Advisors Inc.                                             AEFA Products and Corporate Marketing
President - AEFA
Products and                    IDS Life Insurance Company                                Director, Chairman of the Board and
Corporate Marketing                                                                       Chief Executive Officer

                                American Express Trust Company                            Vice President

Gordon M. Fines                 American Express Asset                                    Senior Vice President -
Vice President - Mutual Fund    Management Group Inc.                                     Growth Spectrum
Equity Investments
                                American Express Financial                                Vice President - Mutual
                                Advisors Inc.                                             Fund Equity Investments

Peter A. Gallus                 American Express Financial                                Vice President -
Vice President - Investment     Advisors Inc.                                             Investment Administration
Administration
                                Kenwood Capital Management LLC                            Manager

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Ray S. Goodner                  American Express                                          Vice President - Senior Portfolio
Vice President - Senior         Financial Advisors Inc.                                   Manager
Portfolio Manager

Steve Guida                     American Enterprise                                       Vice President
Vice President - New            Investment Services Inc.
Business and Service
                                American Express Financial                                Vice President - New
                                Advisors Inc.                                             Business and Service

Teresa A. Hanratty              American Express Financial                                Senior Vice
Senior Vice                     Advisors Inc.                                             President - Field Management
President - Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Insurance                                                                Investments
Investments
                                American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Investments

                                American Express                                          Vice President -  Investments
                                International Deposit
                                Company

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President - Investments

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Vice President - Investments


                                IDS Life Variable Annuity                                 Vice President - Investments
                                Funds A and B

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investment Officer
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President


                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 American Express Financial                                Vice President - Incentive
Vice President - Incentive      Advisors Inc.                                             Management
Management

Brian M. Heath                  American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Sales Manager
and General Sales Manager

Carol A. Holton                 American Centurion Life      20 Madison Ave. Extension    Director
Vice President - Third Party    Assurance Company            Albany, NY 12205-0555
Distribution
                                American Enterprise Life     829 AXP Financial Center     Director, President and
                                Insurance Company            Minneapolis, MN  55474       Chief Executive Officer

                                American Enterprise          829 AXP Financial Center     Director and Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Financial                                Vice President - Third
                                Advisors Inc.                                             Party Distribution

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director
                                of New York                  P.O. Box 5555
                                                             Albany, NY  12205-0555

Claire Huang                    American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retail Marketing
Retail Marketing

Debra A. Hutchinson             American Express Financial                                Vice President - Technology
Vice President - Technology     Advisors Inc.                                             Relationship Leader
Relationship Leader

James M. Jensen                 American Express Financial                                Vice President - Advice
Vice President - Advice and     Advisors Inc.                                             and Retail Distribution
Retail Distribution Group,                                                                Group Product,
Product, Compensation and                                                                 Compensation and Field
Field Administration                                                                      Administration

Gregory R.  Johnson             American Express Financial                                Director, Vice President and
Vice President - Advisory       Advisors Japan Inc.                                       Chief Financial Officer
Planning and Analysis

Nancy E. Jones                  American Express                                          Vice President - Business Development
Vice President -                Financial Advisors Inc.
Business Development
                                American Express Service Corporation                      Vice President - Business Development

William A. Jones                American Express                                          Vice President - Technologies
Vice President -                Financial Advisors Inc.
Technologies

John C. Junek                   American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Counsel
and General Counsel
                                American Express Financial                                Vice President
                                Advisors Japan Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                Investors Syndicate                                       Director
                                Development Corp.

Ora J. Kaine                    American Express Financial                                Vice President - Retail
Vice President - Retail         Advisors Inc.                                             Distribution Services and
Distribution Services and                                                                 Chief of Staff
Chief of Staff

Michelle M. Keeley              American Express                                          Senior Vice President - Fixed Income
Senior Vice President -         Financial Advisors Inc.
Fixed Income

Claire Kolmodin                 American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Quality
Quality

Lori J. Larson                  American Express Financial                                Vice President - Brokerage
Vice President - Brokerage      Advisors Inc.                                             and Direct Services
and Direct Services

Daniel E. Laufenberg            American Express Financial                                Vice President and Chief
Vice President and Chief        Advisors Inc.                                             U.S. Economist
U.S. Economist

Jane W. Lee                     American Express Financial                                Vice President - New
Vice President - New Business   Advisors Inc.                                             Business Development and
Development and Marketing                                                                 Marketing

Catherine M. Libbe              American Express                                          Vice President - Marketing & Product
Vice President -                Financial Advisors Inc.                                   Services
Marketing  & Product
Services

Stephen M. Lobo                 American Express Financial                                Vice President - Investment
Vice President - Investment     Advisors Inc.                                             Risk Management and Treasurer
Risk Management and Treasurer
                                American Enterprise Life                                  Vice President and Treasurer
                                Insurance Company

                                American Partners Life                                    Vice President and Treasurer
                                Insurance Company

                                IDS Life Insurance Company                                Vice President, Treasurer and
                                                                                          Assistant Secretary

Diane D. Lyngstad               American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer,
Financial Officer,                                                                        U.S. Retail Group
U.S. Retail Group
                                American Express Client                                   Vice President and Chief
                                Service Corporation                                       Financial Officer

Tom Mahowald                    American Express Financial                                Vice President and Director of
Vice President and Director of  Advisors Inc.                                             Equity Research
Equity Research

Timothy J. Masek                American Express Financial                                Vice President and Director
Vice President and Director     Advisors Inc.                                             of Fixed Income Research
of Fixed Income Research

Penny Mazal                     American Express Financial                                Vice President - Business
Vice President - Business       Advisors Inc.                                             Transformation
Transformation

Mark T. McGannon                American Express Financial                                Vice President and General
Vice President and              Advisors Inc.                                             Sales Manager - AEFA Products
General Sales
Manager - AEFA Products

Brian J. McGrane                American Express                                          Vice President - LFO Finance
Vice President -                Financial Advisors Inc.
LFO Finance

Sarah M. McKenzie               American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products                        American Express Personal                                 Director
                                Trust Services, FSB

Timothy S. Meehan               American Express                                          Secretary
Secretary                       Financial Advisors Inc.

                                American Enterprise Investment Services                   Secretary

                                American Enterprise REO 1, LLC                            Secretary

                                American Express Asset                                    Secretary
                                Management Group Inc.

                                American Express Asset                                    Secretary
                                Management International Inc.

                                American Express Client Service                           Secretary
                                Corporation

                                American Express Financial                                Secretary
                                Advisors Inc. Japan

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Alabama Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Arizona Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Idaho Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Maryland Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Nevada Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, Vice President and Secretary
                                Agency of Wyoming Inc.

                                American Express Personal                                 Secretary
                                Trust Services, FSB

                                American Express Property                                 Secretary
                                Casualty Insurance Agency

Paula R. Meyer                  American Express Financial                                Senior Vice President and General
Senior Vice President           Advisors Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds          American Express Certificate                              Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Barry J. Murphy                 American Express Client                                   Director, Chairman, President
Executive Vice President -      Service Corporation                                       and Chief Executive Officer
U.S. Retail Group
                                American Express Financial                                Executive Vice President -
                                Advisors Inc.                                             U.S. Retail Group

                                IDS Life Insurance Company                                Director

Francois B. Odouard             American Express Financial                                Vice President - Brokerage
Vice President -                Advisors Inc.
Brokerage

Michael J. O'Keefe              American Express Financial                                Vice President - Advisory
Vice President - Advisory       Advisors Inc.                                             Business Systems
Business Systems

Carla P. Pavone                 American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Strategic Products
Strategic Products

Kris Petersen                   American Express Financial                                Vice President - SPS and
Vice President - SPS and        Advisors Inc.                                             External Products
External Products
                                IDS Cable Corporation                                     Director, President and Chief Executive
                                                                                          Officer

                                IDS Cable II Corporation                                  Director, President and Chief Executive
                                                                                          Officer

                                IDS Futures Corporation                                   Director, President and Chief Executive
                                                                                          Officer

                                IDS Management Corporation                                Director, President and Chief Executive
                                                                                          Officer

                                IDS Partnership Services                                  Director, President and Chief Executive
                                Corporation                                               Officer

                                IDS Realty Corporation                                    Director, President and Chief Executive
                                                                                          Officer

Ronald W. Powell                American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                American Enterprise Life                                  Assistant General Counsel
                                Insurance Company

                                Kenwood Capital Management LLC                            Chief Legal Officer

Teresa J. Rasmussen             American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                American Centurion Life                                   Counsel and Secretary
                                Assurance Company

                                American Enterprise Life                                  Director
                                Insurance Company

                                American Express Corporation                              Director, Vice President and Secretary

                                IDS Life Insurance Company                                Vice President and General Counsel

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel and
                                of New York                  Albany, NY 12205-0555        Assistant Secretary

                                American Express Partners                                 Director, Vice President,
                                Life Insurance Company                                    General Counsel and Secretary

Daniel J. Rivera                American Express                                          Vice President - Senior Portfolio Manager
Vice President - Senior         Financial Advisors Inc.
Portfolio Manager
                                American Asset                                            Director
                                Management Group Inc.

ReBecca K. Roloff               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management and
Field Management                                                                          Financial Advisory Services
and Financial Advisory
Services

Stephen W. Roszell              Advisory Capital Income LLC                               Director
Senior Vice President -
Institutional                   Advisory Capital                                          Director
Group                           Partners LLC

                                Advisory Capital                                          Director
                                Strategies Group Inc.

                                Advisory Select LLC                                       Director

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director and Executive Vice President
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management International,
                                (Japan) Ltd.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Institutional

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Trust                                    Director
                                Company

                                IDS Life Insurance Company                                Director

                                Northwinds Marketing                                      Director
                                Group LLC

Andrew C. Schell                American Express Financial                                Vice President - Client
Vice President - Client         Advisors Inc.                                             Development and Migration
Development and Migration

Peter B. Schofield              American Express                                          Vice President - Auditing
Vice President - Auditing       Financial Advisors Inc.

Bridget Sperl                   American Enterprise                                       Director, President and Chief
Senior Vice President -         Investment Services Inc.                                  Executive Officer
Client Service
                                American Express Client                                   Director and Senior Vice President
                                Service Corporation

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

Lisa A. Steffes                 American Express Financial                                Vice President - Marketing
Vice President - Marketing      Advisors Inc.                                             Offer Development
Offer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

David K. Stewart                American Express                                          Vice President - AEFA Controller
Vice President -                Financial Advisors Inc.
AEFA Controller

Caroline Stockdale              American Express                                          Senior Vice President - Relationship
Senior Vice President -         Financial Advisors Inc.                                   Leader of Human Resources
Relationship Leader
of Human Resources

Jeffrey J. Stremcha             American Express Financial                                Vice President -
Vice President - Information    Advisors Inc.                                             Information Resource
Resource Management/ISD                                                                   Management/ISD

John T. Sweeney                 American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer, Products
Financial Officer, Products
                                AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President - Finance

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Reality Corporation                                   Director

Timothy N. Tanner               American Express                                          Vice President - Technologies
Vice President -                Financial Advisors Inc.
Technologies

William F. Truscott             Advisory Capital Income LLC                               Director
Senior Vice President -
Chief Investment Officer        Advisory Capital                                          Director
                                Partners LLC

                                Advisory Capital Strategies                               Director
                                Group Inc.

                                Advisory Select LLC                                       Director

                                American Express Asset                                    Director and Chairman of the Board
                                Management Group Inc.

                                American Express Asset                                    Director
                                Management International Inc.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

                                Kenwood Capital Management LLC                            Manager

George F. Tsafaridis            American Express                                          Vice President - Quality & Service Support
Vice President -                Financial Advisors Inc.
Quality & Service Support

Peter S. Velardi                American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Andrew O. Washburn              American Express                                          Vice President - Mutual Fund Marketing
Vice President -                Financial Advisors Inc.
Mutual Fund Marketing

Beth E. Weimer                  American Express Financial                                Vice President - Chief Compliance Officer
Chief Compliance Officer        Advisors Inc.

                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International Inc.

                                American Express Service                                  Chief Compliance Officer
                                Corporation

                                IDS Insurance Agency of                                   Chief Compliance Officer
                                Arkansas Inc.

                                IDS Life Insurance Company                                Chief Compliance Officer

William J. Williams             American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Dianne Wilson                   American Express                                          Vice President - Insurance Operations
Vice President -                Financial Advisors Inc.
Insurance Operations
                                Amex Assurance Company                                    Director and Senior Vice President

                                IDS Property Casualty Company                             Director and Senior Vice President

Michael D. Wolf                 American Express Asset                                    Executive Vice President
Vice President - Senior         Management Group Inc.
Portfolio Manager
                                American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager

Michael R. Woodward             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                American Express Insurance                                Vice President - North Region
                                Agency of Alabama Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Maryland Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of New Mexico Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Wyoming Inc.

                                American Express Property                                 Vice President - North Region
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President - North Region
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President - North Region
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President - North Region
                                Arkansas Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

Doretta R. Wright               American Express Financial                                Vice President - Brokerage Marketing
Vice President - Brokerage      Advisors Inc.
Marketing

David L. Yowan                  American Centurion Life      20 Madison Ave. Extension    Vice President and Treasurer
Vice President and Corporate    Assurance Company            Albany, NY 12205-0555
Treasurer
                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life     829 AXP Financial Center     Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                American Enterprise          829 AXP Financial Center     Treasurer
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express                                          Vice President and
                                Certificate Company                                       Treasurer


                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Alabama Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Maryland Inc.                                   Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Massachusetts Inc.                              Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of New Mexico Inc.                                 Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oklahoma Inc.                                   Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Wyoming Inc.                                    Treasurer

                                American Express Personal                                 Treasurer
                                Trust Services, FSB

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President and Treasurer
                                Corporation

                                AMEX Assurance Company                                    Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Cable Corporation                                     Director, Vice President and
                                                                                          Treasurer

                                IDS Cable II Corporation                                  Director, Vice President and
                                                                                          Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund, Inc.                                Vice President and

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corporation                                   Treasurer

                                Kenwood Capital Management LLC                            Treasurer

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.



Item 27. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with              Offices with Registrant
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President                  None

         Gumer C. Alvero                                Vice President - General               None
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -                None
                                                        Retirement Services and
                                                        Asset Management

         Mark J. Babij                                  Vice President - Finance               None

         John M. Baker                                  Vice President - Plan                  None
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service               None
                                                        Development

         Timothy V. Bechtold                            Vice President -                       None
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President - Finance        None

         Walter S. Berman                               Director, Senior Vice President -      None
                                                        and Chief Financial Officer

         Rob Bohli                                      Group Vice President -                 None
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -                 None
         Suite 200, 3500 Market                         New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                              Group Vice President -                 None
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                             Vice President - Sales                 None
                                                        Support

         Kenneth J. Ciak                                Vice President and                     None
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Relationship          None
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and      None
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and                     None
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President -                       None
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -                 None
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -                 None
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -                 None
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                               Group Vice President -                 None
         Two Datran Center                              Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                              Vice President - Financial             None
                                                        Planning and Advice

         Gordon M. Fines                                Vice President - Mutual                None
                                                        Fund Equity Investments

         Brenda H. Fraser                               Executive Vice President -             None
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -                       None
                                                        Investment
                                                        Administration

         Ray S. Goodner                                 Vice President - Senior                None
                                                        Portfolio Manger

         Steve Guida                                    Vice President -                       None
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -                None
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President -                       None
                                                        Insurance Investments

         Janis K. Heaney                                Vice President -                       None
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President                  None
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -                 None
         319 Southbridge Street                         Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                           Group Vice President -                 None
         30 Burton Hills Blvd.                          Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                                Vice President - Third                 None
                                                        Party Distribution

         Claire Huang                                   Senior Vice President - Retail         None
                                                        Marketing

         Debra A. Hutchinson                            Vice President -                       None
                                                        Relationship Leader

         Diana R. Iannarone                             Group Vice President -                 None
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -                 None
                                                        Steel Cities

         James M. Jensen                                Vice President -                       None
                                                        Advice and
                                                        Retail Distribution
                                                        Group, Product,
                                                        Compensation and Field
                                                        Administration

         Greg R. Johnson                                Vice President - Advisory Planning     None
                                                        Anaylsis

         Jody M. Johnson                                Group Vice President -                 None
                                                        Twin Cities Metro

         Nancy E. Jones                                 Vice President - Business              None
                                                        Development

         William A. Jones                               Vice President - Technologies          None

         John C. Junek                                  Senior Vice President,                 None
                                                        General Counsel

         Ora J. Kaine                                   Vice President -                       None
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Michelle M. Keeley                             Senior Vice President -                None
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -                 None
         Suite 250                                      North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Service               None
                                                        Quality

         Mitre Kutanovski                               Group Vice President -                 None
         Suite 680                                      Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                                 Vice President -                       None
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief               None
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - New                   None
                                                        Business Development and
                                                        Marketing

         Catherine M. Libbe                             Vice President - Marketing             None
                                                        & Product Services

         Stephen M. Lobo                                Vice President - Investment            None
                                                        Risk Management and Treasurer

         Diane D. Lyngstad                              Vice President - Lead Financial        None
                                                        Officer, U.S. Retail Group

         Tom Mahowald                                   Vice President and Director of         None
                                                        Equity Research

         Timothy J. Masek                               Vice President and                     None
                                                        Director of Fixed Income
                                                        Research

         Penny Mazal                                    Vice President - Business              None
                                                        Transformation

         Mark T. McGannon                               Vice President and General             None
                                                        Sales Manager - AEFA Products

         Brian J. McGrane                               Vice President - LFO Finance           None

         Dean O. McGill                                 Group Vice President -                 None
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Wrap and Trust        None
                                                        Products

         Timothy S. Meehan                              Secretary                              None

         Paula R. Meyer                                 Senior Vice President and              None
                                                        General Manager - Mutual Funds

         Barry J. Murphy                                Executive Vice President -             None
                                                        U.S. Retail Group

         Thomas V. Nicolosi                             Group Vice President -                 None
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -                 None
                                                        Southern New England

         Francois B. Odouard                            Vice President - Brokerage             None

         Michael J. O'Keefe                             Vice President -                       None
                                                        Advisory Business Systems

         Carla P. Pavone                                Vice President -                       None
                                                        Strategic Products

         Kris Petersen                                  Vice President - SPS and               None
                                                        External Products

         John G. Poole                                  Group Vice President -                 None
         Westview Place, #200                           Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141


         Larry M. Post                                  Group Vice President -                 None
         One Tower Bridge                               New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                               Vice President and                     None
                                                        Assistant General Counsel

         Teresa J. Rasmussen                            Vice President and                     None
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -                 None
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Daniel J. Rivera                               Vice President - Senior                None
                                                        Portfolio Manager

         ReBecca K. Roloff                              Senior Vice President -                None
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -                Vice President
                                                        Institutional

         Maximillian G. Roth                            Group Vice President -                 None
         Suite 201 S. IDS Ctr                           Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                              Group Vice President -                 None
                                                        Western Frontier

         Russell L. Scalfano                            Group Vice President -                 None
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development    None
                                                        and Migration

         Peter B. Schofield                             Vice President - Auditing              None

         Bridget Sperl                                  Senior Vice President -                None
                                                        Client Service

         Paul J. Stanislaw                              Group Vice President -                 None
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                                Vice President -                       None
                                                        Marketing Offer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller       None

         Lois A. Stilwell                               Group Vice President -                 None
         Suite 433                                      Greater Minnesota
         9900 East Bren Rd.                             Area/Iowa
         Minnetonka, MN  55343

         Caroline Stockdale                             Senior Vice President - Relationship   None
                                                        Leader of Human Resources

         Jeffrey J. Stremcha                            Vice President -                       None
                                                        Information Resource
                                                        Management/ISD

         John T. Sweeney                                Vice President - Lead Financial        None
                                                        Officer, Products

         Timothy N. Tanner                              Vice President - Technologies          None

         Craig P. Taucher                               Group Vice President -                 None
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -                 None
         Suite 425                                      Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         William F. Truscott                            Senior Vice President -                Board Member and
                                                        Chief Investment Officer               Vice President

         George F. Tsafaridis                           Vice President - Quality &             None
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -                 None
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Senior Vice President -                None
                                                        Field Management

         Charles F. Wachendorfer                        Group Vice President -                 None
         Suite 100                                      Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Andrew O. Washburn                             Vice President -                       None
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -                 None
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and                     None
                                                        Chief Compliance Officer

         William J. Williams                            Senior Vice President -                None
                                                        Field Management

         Dianne Wilson                                  Vice President - Insurance             None
                                                        Operations

         Michael D. Wolf                                Vice President - Senior                None
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -                None
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                              Vice President -                       None
                                                        Brokerage Marketing

         David L. Yowan                                 Vice President and                     None
         40 Wall Street                                 Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                               Group Vice President -                 None
         1 Galleria Blvd., Suite 1900                   Delta States
         Metairie, LA  70001

* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               American Express Financial Corporation
               70100 AXP Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, AXP Tax-Exempt Series, Inc. certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 24th day of January, 2003.


AXP TAX-EXEMPT SERIES, INC.
       AXP Intermediate Tax-Exempt Fund
       AXP Tax-Exempt Bond Fund


By /s/   Paula R. Meyer
   ------------------------
         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
   -----------------------
         Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 24th day of January, 2003.


Signature                                            Capacity

/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr*                          Director
----------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Barbara H. Fraser*                              Director
------------------------
     Barbara H. Fraser

/s/  Heinz F. Hutter*                                Director
----------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

Signature                                            Capacity


/s/  Alan G. Quasha*
----------------------                               Director
     Alan G. Quasha

/s/  Stephen W. Roszell*                             Director
-------------------------
     Stephen W. Roszell

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott

 * Signed pursuant to Directors' Power of Attorney dated January 8, 2003, filed electronically herewith as Exhibit (q)(1) by:



/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

CONTENTS OF THIS
POST-EFFECTIVE AMENDMENT NO. 51
TO REGISTRATION STATEMENT NO. 2-57328


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

        The prospectus for AXP Intermediate Tax-Exempt Fund
        The prospectus for AXP Tax-Exempt Bond Fund

Part B.

        Statement of Additional Information for AXP Intermediate Tax-Exempt Fund Statement of Additional Information for AXP Tax-Exempt Bond Fund Financial Statements

Part C.

        Other information.

The signatures.